N-6	Apr. 28, 2025 USD ($) yr
Prospectus:
Document Type	N-6
Entity Registrant Name	Minnesota Life Individual Variable Universal Life Account
Entity Central Index Key	0001405415
Entity Investment Company Type	N-6
Document Period End Date	Apr. 28, 2025
Amendment Flag	false
ML Premier Variable Universal Life
Prospectus:
Fees and Expenses [Text Block]
Fees and Expenses	Location in Prospectus
Charges for Early Withdrawals
If you surrender your Policy during the first ten Policy Years or during the first ten years following an increase in Face Amount, we will assess a Surrender Charge, which may significantly
reduce the Surrender Value. Because Policy Issue Charges can be
higher for Policies with greater Face Amounts, the Surrender
Charge, both as a dollar amount and as a percentage of the
Policy’s Face Amount, may increase for Policies with higher Face
Amounts.
Fee Tables

For example, if you surrender your Policy within the first 10
Policy Years or during the first 10 years following an increase in
Face Amount, you could pay a Surrender Charge of up to
$6,000.00 based on a $100,000 Face Amount, representing a
charge of 6.00% of the Policy’s Face Amount.

If the Early Values Agreement is still in effect, the Surrender Value will not be reduced by the Surrender Charge.
No Index Credit will be applied at surrender of the Policy prior to the end of a Segment Term.
Transaction Charges	In addition to Surrender Charges, we may assess certain transaction charges.	Policy Charges (Transaction Charges)
●If you elect to make a Policy change, we may assess a Policy Transaction Charge, which is currently $60 per transaction;
●if you elect to take a partial surrender, we may assess a Partial Surrender Transaction Charge, which is 2% of the surrendered amount (not to exceed $25); or

●if you transfer Accumulation Value among the Sub-Accounts,
the Guaranteed Interest Account and the Fixed Indexed
Accounts, we may assess a Transfer Transaction Charge,
which will not exceed $50 (we currently do not assess this
charge).

Ongoing Charges and Expenses (annual charges)
In addition to Surrender Charges and transaction charges, the
Policy is subject to certain ongoing charges and expenses,
including the Premium Charge, the Monthly Policy Charge, the
Policy Issue Charge, the Cost of Insurance Charge, a Mortality
and Expense Risk Charge, an Indexed Account Charge, a Cash
Extra Charge, the Optimizer 1 and Optimizer 2 Index Segment
Charge, and charges for any Agreements you elect. These
charges and fees are based on the characteristics of the insured, including the insured's Age, gender, Risk Class and Face
Amount.
Fee Tables
You should refer to your Policy data pages for rates that are applicable to your Policy.

The table below describes the total annual portfolio operating expenses (expenses that are deducted from Portfolio assets
include management fees, distribution or service (12b-1) fees, and other expenses) that you will pay while you own the Policy.

The table shows the minimum and maximum expenses (as a
percentage of Portfolio assets) charged by any of the Portfolios for the fiscal year ended December 31, 2024. More details
concerning each Portfolio’s fees and expenses are contained in
Appendix A.

Annual Fee Portfolio Operating Expenses	Minimum 0.13%	Maximum 1.81%

Charges for Early Withdrawals [Text Block]
Charges for Early Withdrawals
If you surrender your Policy during the first ten Policy Years or during the first ten years following an increase in Face Amount, we will assess a Surrender Charge, which may significantly
reduce the Surrender Value. Because Policy Issue Charges can be
higher for Policies with greater Face Amounts, the Surrender
Charge, both as a dollar amount and as a percentage of the
Policy’s Face Amount, may increase for Policies with higher Face
Amounts.
Fee Tables

For example, if you surrender your Policy within the first 10
Policy Years or during the first 10 years following an increase in
Face Amount, you could pay a Surrender Charge of up to
$6,000.00 based on a $100,000 Face Amount, representing a
charge of 6.00% of the Policy’s Face Amount.

If the Early Values Agreement is still in effect, the Surrender Value will not be reduced by the Surrender Charge.
No Index Credit will be applied at surrender of the Policy prior to the end of a Segment Term.

Surrender Charge Phaseout Period, Years | yr	10
Surrender Charge (of Purchase Payments) Maximum [Percent]	6.00%
Surrender Charge Example Maximum [Dollars]	$ 6,000.00
Transaction Charges [Text Block]
Transaction Charges	In addition to Surrender Charges, we may assess certain transaction charges.	Policy Charges (Transaction Charges)
●If you elect to make a Policy change, we may assess a Policy Transaction Charge, which is currently $60 per transaction;
●if you elect to take a partial surrender, we may assess a Partial Surrender Transaction Charge, which is 2% of the surrendered amount (not to exceed $25); or

●if you transfer Accumulation Value among the Sub-Accounts,
the Guaranteed Interest Account and the Fixed Indexed
Accounts, we may assess a Transfer Transaction Charge,
which will not exceed $50 (we currently do not assess this
charge).

Ongoing Fees and Expenses [Table Text Block]
Ongoing Charges and Expenses (annual charges)
In addition to Surrender Charges and transaction charges, the
Policy is subject to certain ongoing charges and expenses,
including the Premium Charge, the Monthly Policy Charge, the
Policy Issue Charge, the Cost of Insurance Charge, a Mortality
and Expense Risk Charge, an Indexed Account Charge, a Cash
Extra Charge, the Optimizer 1 and Optimizer 2 Index Segment
Charge, and charges for any Agreements you elect. These
charges and fees are based on the characteristics of the insured, including the insured's Age, gender, Risk Class and Face
Amount.
Fee Tables
You should refer to your Policy data pages for rates that are applicable to your Policy.

The table below describes the total annual portfolio operating expenses (expenses that are deducted from Portfolio assets
include management fees, distribution or service (12b-1) fees, and other expenses) that you will pay while you own the Policy.

The table shows the minimum and maximum expenses (as a
percentage of Portfolio assets) charged by any of the Portfolios for the fiscal year ended December 31, 2024. More details
concerning each Portfolio’s fees and expenses are contained in
Appendix A.

Annual Fee Portfolio Operating Expenses	Minimum 0.13%	Maximum 1.81%

Investment Options (of Other Amount) Minimum [Percent]	0.13%
Investment Options (of Other Amount) Maximum [Percent]	1.81%
Risks [Table Text Block]
	Risks	Location in Prospectus
Risk of Loss	You have the risk that you can lose money by investing in the Policy.	Principal Risks of Investing in the Policy
Not a Short-Term Investment
The Policy is not a short-term investment and may not be
appropriate for Policy Owners who need ready access to cash.
The Policy combines both life insurance protection and the
potential for the accumulation of cash values; however, it
contains costs, such as cost of insurance, surrender charges, and other expenses that, in the short term, may reduce the amount of Accumulation Value available to the Policy Owner.
Principal Risks of Investing in the Policy
Risks Associated with Investment Options
The Policy Accumulation Value, to the extent invested in a
Sub-Account, is subject to the risk of poor investment
performance and can vary with the positive or negative
investment experience of the corresponding Portfolio. Each
investment option, including any of the Variable Account
Sub-Accounts, the Guaranteed Interest Account, or the Fixed
Indexed Accounts, will each have its own unique risks. The
Policy Owner should review these investment options before
making an investment in the Policy.
Principal Risks of Investing in the Policy
Insurance Company Risks
Guarantees provided by Minnesota Life as to the benefits
promised in the contract, such as payment of the Death Benefit, are subject to the claims paying ability of Minnesota Life and are subject to the risk that Minnesota Life may default on its
obligations under those guarantees. The Guaranteed Interest
Account, the Fixed Indexed Accounts and the Fixed Loan
Account are part of our General Account. Our General Account consists of all assets owned by us other than those in the
Variable Account and any other separate accounts which we
may establish. Investors look to the financial strength of
Minnesota Life for its insurance guarantees. Information about
Minnesota Life, and its financial strength ratings, are available upon request. You may call us at 1-844-208-2412 for additional information or visit our website at www.securian.com/about-
us/ratings.
Principal Risks of Investing in the Policy
Contract Lapse
There is the risk that the Policy may terminate. If your Policy terminates, no Death Benefit will be paid if the insured dies and all the Agreements added to the Policy will also terminate. As described in the “Termination” and “Reinstatement” sections of this prospectus, Termination will only occur when the
Accumulation Value under the Policy, less the sum of any
outstanding policy loans and unpaid Policy Loan Interest, is insufficient to cover the monthly charges, and the subsequent
Grace Period expires without sufficient payment being made to keep the Policy in force. You may reinstate a terminated Policy, subject to certain conditions, which include, providing evidence of insurability satisfactory to us and payment of premiums or repayment of Policy loans. Policy loans may increase the risk that the Policy will terminate. If a Policy terminates with an outstanding Policy loan, there may be significant adverse tax consequences to the Owner.
Termination and Reinstatement

Investment Restrictions [Text Block]	●Accumulation Value in the Fixed Indexed Account Segments are subject to the Policy’s transfer restrictions, which may limit transfers out of the Fixed Indexed Accounts to the end of a Segment Term, or which would lead to no Index Credit being applied.●We reserve the right to limit transfers to and from the Guaranteed Interest Account to one transfer per Policy Year. We also reserve the right to restrict the dollar amount of any transfer to or from the Guaranteed Interest Account.●We reserve the right to require that the amount transferred to or from a Sub-Account, Fixed Indexed Account Segments, or the Guaranteed Interest Account be at least $250.●We reserve the right to remove a Sub-Account or substitute another mutual fund or Portfolio for a Sub-Account.
Optional Benefit Restrictions [Text Block]	If you have added the LTC Agreement or the Accelerated Death Benefit for Chronic Illness Agreement, when you make a claim and we make a benefit payment, we will automatically transfer all of your Policy’s Accumulation Value that is in the Variable Account to the Guaranteed Interest Account. Your Accumulation Value in the Fixed Indexed Account Segments will also be transferred to the Guaranteed Interest Account at the end of the Segment Terms for each Segment. If we are paying benefits, you will only be able to allocate premium payments and loan repayments to the Guaranteed Interest Account.If you added the Guaranteed Income Agreement, on the exercise effective date, we will automatically transfer all of your Policy’s Accumulation Value that is in the Fixed Indexed Accounts and the Variable Account to the Guaranteed Interest Account. Transfers of Accumulation Value from the Fixed Indexed Accounts will occur at the end of any applicable Index Credit Term.
Tax Implications [Text Block]	You should consult with a tax professional to determine the tax implications of an investment in and payments received under the Policy. Full and Partial Surrenders could be subject to ordinary income tax, and, if your Policy is a MEC (“Modified Endowment Contract”), partial surrenders and loans could be subject to tax penalties.
Investment Professional Compensation [Text Block]	We pay broker-dealers that sell our Policies a commission that is based upon the premium you pay for the Policy. The broker-dealers, in turn, pay their registered representatives all or a portion of that commission for the sale. We may also pay broker-dealers additional amounts in the form of revenue sharing and marketing allowances for the sale of our Policies. These broker-dealers and their registered representatives may have a financial incentive to offer or recommend the Policy over another investment.
Exchanges [Text Block]	Some registered representatives may have a financial incentive to offer you a new Policy in place of the one you may already own. You should only exchange your existing policy if you determine, after comparing the features, fees, and risks of both policies, that it is preferable for you to purchase the new policy rather than continue your existing Policy.
Item 4. Fee Table [Text Block]	Fee TablesThe following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Policy. Except as otherwise specifically noted in the tables below, the fees and expenses are the same for both the 2001 CSO Policy and the 2017 CSO Policy. The charges may not be representative of the charges you will pay. Your Policy’s data pages indicate the charges applicable to your Policy. More information about your charges is available upon request by contacting us at the telephone number or address listed on the cover page of this prospectus. Transaction Fees This table describes the fees and expenses that are payable at the time that you buy the Policy, pay premiums, surrender the Policy, change the Policy or make transfers between the investment options.
Charge	When Charge is Deducted	Amount Deducted
		Guaranteed Charge*	Current Charge
Premium Charge(1)	Upon premium payment, expressed as a percentage of premium payment	7 percent (includes premium taxes which may range from 0 percent to 2.5 percent)	4 percent (includes premium taxes which may range from 0 percent to 2.5 percent)
Policy Change Transaction Charge	Upon change in Face Amount, Death Benefit option, or Risk Class	$100	$60
Surrender Charge for Policies issued prior to May 16, 2015	When you surrender your Policy during the first 10 Policy Years
For the Initial Face
Amount or any Face
Amount increase the
sum of any remaining
Policy Issue Charges
for the Initial Face
Amount or the Face
Amount increase, as
applicable, measured
from policy
Termination or full
surrender to the end
of the ten year
surrender charge
period.

For the Initial Face
amount or any Face
Amount increase the
sum of any remaining
Policy Issue Charges
for the Initial Face
amount or the Face
Amount increase, as
applicable, measured
from policy
Termination or full
surrender to the end
of the ten year
surrender charge
period.

Surrender Charge for Policies issued after May 16, 2015	When you surrender your Policy during the first 10 Policy Years
The surrender charge
is equal to the lesser of
(i) 60 times the Policy
Issue Charge for the
Initial Face Amount
increase; or(ii) the
sum of any remaining
Policy Issue Charges
for the Initial Face
Amount or Face
Amount increase
multiplied by a factor
of 2, as applicable.

The surrender charge
is equal to the lesser of
(i) 60 times the Policy
Issue Charge for the
Initial Face Amount
increase; or(ii) the
sum of any remaining
Policy Issue Charges
for the Initial Face
Amount or Face
Amount increase
multiplied by a factor
of 2, as applicable.

Charge	When Charge is Deducted	Amount Deducted
		Guaranteed Charge*	Current Charge
Maximum Surrender Charge
On a Policy with a
$100,000 Face
Amount, if you
surrender the Policy
within the first 10
Policy Years or during
the first 10 years
following an increase
in Face Amount, you
could pay a Surrender
Charge of up to
$6,000.00,
representing a charge
of 6.00% of the
Policy’s Face Amount.

On a Policy with a
$100,000 Face
Amount, if you
surrender the Policy
within the first 10
Policy Years or during
the first 10 years
following an increase
in Face Amount, you
could pay a Surrender
Charge of up to
$6,000.00,
representing a charge
of 6.00% of the
Policy’s Face Amount.

Partial Surrender Transaction Charge	Upon partial surrender, expressed as a percentage of amount surrendered	2 percent, not to exceed $25	2 percent, not to exceed $25
Transfer Transaction Charge	Upon transfer	$50 for each transfer	Currently, no transfer transaction charge is assessed
Optimizer 1 and 2 Index Segment Charge	On the Interim Account Transfer Date, expressed as a percentage of Accumulation Value allocated to an Optimizer 1 or 2 Indexed Account	1.25 percent	1.25 percent
Overloan Protection Agreement
Maximum Charge(2)	Upon exercise of Agreement, expressed as a percentage of Policy Accumulation Value upon exercise of Agreement	7 percent	5 percent
Guaranteed Income Agreement(3)	Upon exercise of Agreement, expressed as a percentage of Policy Accumulation Value upon exercise of Agreement	10 percent	5 percent
(1)The premium charge includes premium taxes that we are required to pay to the state in which this Policy is issued, which may range from 0 percent to 2.5 percent.(2)The maximum Overloan Protection Charge assumes that the insured has the following characteristics: Male, Standard Tobacco, Age 70.(3)The Guaranteed Income Agreement Charge is the same for all genders, Risk Classes and Ages.Periodic Charges Other Than Investment Option Operating Expenses The next tables describe the fees and expenses that you will pay periodically during the time that you own the Policy, not including fees and expenses of the variable investment options.2017 CSO Policy
Charge	When Charge is Deducted	Amount Deducted
		Guaranteed Charge*	Current Charge
Monthly Policy Charge	Monthly, expressed as an amount of Face Amount	$12 plus $0.0125 per $1,000 of Face Amount	$8
Policy Issue Charge(1) (2017 CSO)
Maximum Charge(2)	Monthly, within the first fifteen Policy Years, and within the first fifteen years of an increase in Face Amount, expressed as an amount of Initial Face Amount or Face Amount increase	$0.86 per $1,000	$0.86 per $1,000
Minimum Charge(3)	Monthly, within the first fifteen Policy Years, and within the first fifteen years of an increase in Face Amount, expressed as an amount of Initial Face Amount or Face Amount increase	$0.12 per $1,000	$0.12 per $1,000
Charge for Insured Age 35 in Male, Preferred Select Non-Tobacco Risk Class, with Increasing Option Death Benefit	Monthly, within the first fifteen Policy Years, and within the first fifteen years of an increase in Face Amount, expressed as an amount of Initial Face Amount or Face Amount increase	$0.38 per $1,000	$0.38 per $1,000
Cost of Insurance Charge (4) (2017 CSO)
Maximum Charge	Monthly, expressed as an amount of Net Amount at Risk	$83.33 per $1,000	$44.81 per $1,000
Minimum Charge	Monthly, expressed as an amount of Net Amount at Risk	$0.016 per $1,000(5)	$0.004 per $1,000
Charge for Insured Age 35 in Male, Preferred Select Non-Tobacco Risk Class	Monthly, expressed as an amount of Net Amount at Risk	$0.101 per $1,000	$0.034 per $1,000
Mortality and Expense Risk Charge	Monthly, expressed as a percentage of the Policy Accumulation Value	0.90 percent annually (0.075 percent monthly)	0.00 percent
Charge	When Charge is Deducted	Amount Deducted
		Guaranteed Charge*	Current Charge
Indexed Accounts A, B and G Indexed Account Charge(6)	Monthly, expressed as a percentage of Accumulation Value in Indexed Accounts A, B and G and in Interim Account scheduled for transfer to Indexed Accounts A, B and G	0.60 percent annually (0.05 percent monthly)	0.00 percent
Optimizer 1 and 2 Indexed Account Charge	Monthly, expressed as a percentage of Accumulation Value in Optimizer 1 and Optimizer 2 Indexed Accounts and in Interim Account scheduled for transfer to Optimizer 1 and Optimizer 2 Indexed Accounts	2.40 percent annually (0.20 percent monthly)	0.72 percent annually (0.06 percent monthly)
Cash Extra Charge(7)
Maximum Charge	Monthly, expressed as an amount of Face Amount	$100 per $1,000	$100 per $1,000
Minimum Charge	Monthly	$0	$0
Charge for Insured Age 35 in Male, Preferred Select Non-Tobacco Risk Class, Impaired Driving History	Monthly, expressed as an amount of Initial Face Amount	$0.01 per $1,000	$0.01 per $1,000
Net Fixed Interest Rate Policy Loan Interest Charge(8)	Annually, on each Policy Anniversary, and upon a policy loan transaction, full surrender, policy Termination or death of the Insured	The net fixed interest rate Policy Loan Interest charge is 1 percent.
The net fixed interest
rate Policy Loan Interest
charge depends upon
how long the policy has
been in force. For
policies in force less than
or equal to ten years, the
net fixed interest rate
Policy Loan Interest
charge is 1.0 percent. For
policies in force more
than ten years, the net
fixed interest rate Policy
Loan Interest charge is
0.10 percent.

Charge	When Charge is Deducted	Amount Deducted
		Guaranteed Charge*	Current Charge
Variable Rate Policy Loan Interest Charge	Annually, on each Policy Anniversary, and upon a policy loan transaction, full surrender, policy Termination or death of the Insured
The greater of:

(1) the published
monthly average
(Moody’s Corporate
Bond Yield
Average-Monthly
Average Corporates) as
published by Moody’s
Investors Service, Inc. or
its successor for the
calendar month ending
two months prior to the
date the rate of interest
for the policy loan is
determined, and

(2) the guaranteed
interest rate for the
Guaranteed Interest
Account plus one
(1) percent per annum.
4 percent
(1)The Policy Issue Charge varies based on the insured’s gender, Risk Class, Age, the Death Benefit Option, and Face Amount chosen. For policies that are terminated or fully surrendered within the first ten years after Policy issue or within ten years of an increase in Face Amount, we will assess a surrender charge equal to the lesser of 60 times the Policy Issue Charge for the Initial Face Amount increase as applicable or the sum of any remaining Policy Issue Charges for the Initial Face Amount or Face Amount increase multiplied by a factor of 2.0, as applicable. For policies issued prior to May 16, 2015, the surrender charge for the Initial Face Amount or any Face Amount increase will equal the sum of any remaining Policy Issue Charges for the Initial Face Amount or the Face Amount increase, as applicable, measured from policy Termination or full surrender to the end of the ten year surrender charge period. (2)The maximum Policy Issue Charge assumes that the insured has the following characteristics: Male, Preferred Select Risk Class, Age 80, Level Option Death Benefit. (3)The minimum Policy Issue Charge assumes that the insured has the following characteristics: Female, Preferred Non-Tobacco Risk Class, Age 0, Level Option Death Benefit.(4)The Cost of Insurance Charge will vary based on the insured’s gender, Risk Class, and Age. (5)The Net Amount at Risk is equal to the Death Benefit payable divided by the Net Amount at Risk divisor, as shown on the policy data pages of your Policy, minus Policy Accumulation Value.(6)The Indexed Account Charge is assessed to help cover administrative and other expenses, including but not limited to, the cost of hedging, associated with making available the Fixed Indexed Accounts.(7)The Cash Extra Charge is uniquely determined for each insured and may vary based on such factors as the insured’s gender, Risk Class and Age. See the Cash Extra Charge discussion in the Section entitled “Policy Charges — Cash Extra Charge.”(8)We charge interest on Policy loans, but we also credit interest on the Fixed Loan Account value we hold as collateral on Policy loans. The Net Policy Loan Interest Charge represents the difference (cost) between the gross loan interest rate charge of three percent (3.0 percent) and the interest credited on the Fixed Loan Account Accumulation Value, which is an annual rate of two percent (2.0 percent) for Policies held less than ten years and an annual rate of two and nine-tenths percent (2.9 percent) for Policies held more than ten years.
Charge for Agreement(1)	When Charge is Deducted	Amount Deducted
		Guaranteed Charge*	Current Charge
Waiver of Premium Agreement
Maximum Charge(2)	Monthly, expressed as an amount of Face Amount	$0.51 per $1,000	$0.51 per $1,000
Minimum Charge(3)	Monthly, expressed as an amount of Face Amount	$0.01 per $1,000	$0.01 per $1,000
Charge for Insured Age 30 in Male, Standard Non-Tobacco Risk Class, with Increasing Option Death Benefit	Monthly, expressed as an amount of Face Amount	$0.035 per $1,000	$0.035 per $1,000
Waiver of Charges Agreement**
Maximum Charge(4)	Monthly, expressed as an amount of Face Amount	$0.38 per $1,000	$0.38 per $1,000
Minimum Charge(5)	Monthly, expressed as an amount of Face Amount	$0.01 per $1,000	$0.01 per $1,000
Charge for Insured Age 30 in Male, Standard Non-Tobacco Risk Class, with Increasing Option Death Benefit	Monthly, expressed as an amount of Face Amount	$0.025 per $1,000	$0.025 per $1,000
Term Insurance Agreement (issued prior to May 1, 2019)
Maximum Charge(6)	Monthly, expressed as an amount of Net Amount at Risk	$83.33 per $1,000	$27.69 per $1,000
Minimum Charge(7)	Monthly, expressed as an amount of Net Amount at Risk	$0.015 per $1,000	$0.006 per $1,000
Charge for Insured Age 45 in Male, Preferred Select Non-Tobacco Risk Class, with Increasing Option Death Benefit	Monthly, expressed as an amount of Net Amount at Risk	$0.22 per $1,000	$0.07 per $1,000
Charge for Agreement(1)	When Charge is Deducted	Amount Deducted
		Guaranteed Charge*	Current Charge
Children’s Term Agreement**	Monthly, expressed as an amount of coverage	$0.40 per $1,000	$0.40 per $1,000
Early Values Agreement(8)(issued prior to May 1, 2025)	Monthly, expressed as a percentage of Accumulation Value less Policy loan	0.60 percent annually (0.05 percent monthly)	0.12 percent annually (0.01 percent monthly)
Early Values Agreement(8)(issued on or after May 1, 2025)	Monthly, expressed as a percentage of Accumulation Value less Policy loan	0.60 percent annually (0.05 percent monthly)	0.48 percent annually (0.04 percent monthly)
Guaranteed Insurability Option(9)
Maximum Charge(10)	Monthly, expressed as an amount of additional insurance coverage	$0.192 per $1,000	$0.192 per $1,000
Minimum Charge(11)	Monthly, expressed as an amount of additional insurance coverage	$0.032 per $1,000	$0.032 per $1,000
Charge for Insured Age 0 in Male, Preferred Non-Tobacco Risk Class	Monthly, expressed as an amount of additional insurance coverage	$0.032 per $1,000	$0.032 per $1,000
Long Term Care Agreement (Issued before 2017)(12)
Maximum Charge(13)	Monthly, expressed as an amount of long term care Net Amount at Risk	$5.429 per $1,000	$3.529 per $1,000
Minimum Charge(14)	Monthly, expressed as an amount of long term care Net Amount at Risk	$0.014 per $1,000	$0.0048 per $1,000
Charge for Insured Age 55 in Male, Standard Non-Tobacco Risk Class, 2 Percent Monthly Benefit Percentage	Monthly, expressed as an amount of long term care Net Amount at Risk	$0.287 per $1,000	$0.110 per $1,000
Long Term Care Agreement (Issued 2025 or after)(12)
Maximum Charge(15)	Monthly, expressed as an amount of long term care Net Amount at Risk	$5.429 per $1,000	$3.529 per $1,000
Minimum Charge(16)	Monthly, expressed as an amount of long term care Net Amount at Risk	$0.014 per $1,000	$0.0042 per $1,000
Charge for Insured Age 55 in Male, Standard Non-Tobacco Risk Class, 48-month Benefit Period	Monthly, expressed as an amount of long term care Net Amount at Risk	$0.287 per $1,000	$0.110 per $1,000
Charge for Agreement(1)	When Charge is Deducted	Amount Deducted
		Guaranteed Charge*	Current Charge
Inflation Agreement(17)
Maximum Charge	Monthly	$5.00	$5.00
Minimum Charge	Monthly	$0.50	$0.50
Current Charge for all Insureds	Monthly	$0.83	$0.83
Business Continuation Agreement(18)**
Maximum Charge(19)	Monthly, expressed as an amount of additional insurance coverage	$0.328 per $1,000	$0.328 per $1,000
Minimum Charge(20)	Monthly, expressed as an amount of additional insurance coverage	$0.0083 per $1,000	$0.0083 per $1,000
Charge for Insured Male, Standard Non-Tobacco, Age 40, Designated Insured Male Non-Tobacco, Age 40	Monthly, expressed as an amount of additional insurance coverage	$0.013 per $1,000	$0.013 per $1,000
Guaranteed Insurability Option for Business(21)**
Maximum Charge(22)	Monthly, expressed as an amount of additional insurance coverage	$0.602 per $1,000	$0.602 per $1,000
Minimum Charge(23)	Monthly, expressed as an amount of additional insurance coverage	$0.065 per $1,000	$0.065 per $1,000
Charge for Insured Male Standard Non-Tobacco, Age 45	Monthly, expressed as an amount of additional insurance coverage	$0.273 per $1,000	$0.273 per $1,000
Accelerated Death Benefit for Chronic Illness Agreement(24)
Maximum Charge(25)	Monthly, expressed as an amount of chronic illness Net Amount at Risk	$3.619 per $1,000	$2.353 per $1,000
Minimum Charge(26)	Monthly, expressed as an amount of chronic illness Net Amount at Risk	$0.014 per $1,000	$0.00483 per $1,000
Charge for Insured Age 55 in Male, Standard Non-Tobacco Risk Class, 2 Percent Monthly Benefit Percentage	Monthly, expressed as an amount of chronic illness Net Amount at Risk	$0.287 per $1,000	$0.11 per $1,000
Charge for Agreement(1)	When Charge is Deducted	Amount Deducted
		Guaranteed Charge*	Current Charge
Term Insurance Agreement (issued on or after May 1, 2019)
Maximum Charge(6)	Monthly, expressed as an amount of Net Amount at Risk	$35.47 per $1,000	$33.59 per $1,000
Minimum Charge(27)	Monthly, expressed as an amount of Net Amount at Risk	$0.016 per $1,000	$0.005 per $1,000
Charge for Insured Age 45 in Male, Preferred Select Non-Tobacco Risk Class, with Increasing Option Death Benefit	Monthly, expressed as an amount of Net Amount at Risk	$0.221 per $1,000	$0.062 per $1,000
(1)The charges for the Waiver of Premiums Agreement, Waiver of Charges Agreement, Term Insurance Agreement, Business Continuation Agreement, Guaranteed Insurability Option, Guaranteed Insurability Option for Business, Long Term Care Agreement, and Accelerated Death Benefit for Chronic Illness Agreement vary based on the insured’s gender, Risk Class, Age, and Death Benefit option. (2)The maximum Waiver of Premium Charge assumes that the insured has the following characteristics: Male, Standard Tobacco, Age 59, Level Option Death Benefit. (3)The minimum Waiver of Premium Charge assumes that the insured has the following characteristics: Female, Preferred Non-Tobacco, Age 0, Level Option Death Benefit.(4)The maximum Waiver of Charges Charge assumes that the insured has the following characteristics: Male, Standard Tobacco, Age 59, Increasing Option Death Benefit. (5)The minimum Waiver of Charges Charge assumes that the insured has the following characteristics: Female, Preferred Non-Tobacco, Age 0, Level Option Death Benefit.(6)The maximum Term Insurance Charge assumes that the insured has the following characteristics: Male, Standard Tobacco, Age 99, Level Option Death Benefit. (7)The minimum Term Insurance Charge assumes that the insured has the following characteristics: Female, Preferred Non-Tobacco, Age 6, Level Option Death Benefit.(8)The minimum and maximum charge for the Early Values Agreement is not affected by the Age, Risk Class, gender or other characteristics of the insured. See the Early Values Agreement discussion in the section entitled “Supplemental Agreements.”(9)The Guaranteed Insurability Option (GIO) Charge varies based upon the insured’s gender, Risk Class, Age and the amount of additional coverage layer that is elected when the GIO is purchased. See the Guaranteed Insurability Option discussion in the section entitled “Supplemental Agreements.” (10)The maximum charge for this option assumes that the insured has the following characteristics: Male, Standard Non-Tobacco, Age 37. (11)The minimum charge for this option assumes that the insured has the following characteristics: Male, Standard Non-Tobacco, Age 0.(12)See the Long Term Care Agreement discussion in the section entitled “Supplemental Agreements.” (13)The maximum Long Term Care Agreement Charge assumes that the insured has the following characteristics: Female, Standard Tobacco, Issue Age 80, 4% monthly benefit. (14)The minimum Long Term Care Agreement Charge assumes that the insured has the following characteristics: Female, Preferred Non-Tobacco, Issue Age 20, 2% monthly benefit. (15)The maximum Long Term Care Agreement Charge assumes that the insured has the following characteristics: Female, Standard Tobacco, Issue Age 80, 24-month benefit period. (16)The minimum Long Term Care Agreement Charge assumes that the insured has the following characteristics: Female, Preferred Non-Tobacco, Issue Age 20, 72-month benefit period.(17)The Inflation Agreement Charge is the same for all genders, Risk Classes, and Ages. See the Inflation Agreement discussion in the section entitled “Supplemental Agreements.”(18)The Business Continuation Agreement Charge varies based upon the insured’s Age and tobacco status. See the Business Continuation Agreement discussion in the section entitled “Supplemental Agreements.” (19)The maximum Business Continuation Agreement Charge assumes that the insured has the following characteristics: Insured Male, Standard Tobacco, Age 55, Designated Insured Male Standard Tobacco, Age 70. (20)The minimum Business Continuation Agreement Charge assumes that the insured has the following characteristics: Insured Male, Standard Non-Tobacco, Age 18, Designated Insured Male Non-Tobacco, Age 18.(21)The Guaranteed Insurability Option for Business Charge varies based upon the insured’s Age and tobacco status. See the Guaranteed Insurability Option for Business discussion in the section entitled “Supplemental Agreements.” (22)The maximum Guaranteed Insurability Option for Business Charge assumes that the insured has the following characteristics: Male, Standard Tobacco, Age 54. (23)The minimum Guaranteed Insurability Option for Business Charge assumes that the insured has the following characteristics: Female, Standard Non-Tobacco, Age 18.(24)See the Accelerated Death Benefit for Chronic Illness Agreement discussion in the section entitled “Supplemental Agreements.” (25)The maximum Accelerated Death Benefit for Chronic Illness Agreement Charge assumes that the insured has the following characteristics: Female, Standard Tobacco, Issue Age 80, 4% monthly benefit. (26)The minimum Accelerated Death Benefit for Chronic Illness Agreement Charge assumes that the insured has the following characteristics: Female, Preferred Non-Tobacco, Issue Age 20, 2% monthly benefit.(27)The minimum Term Insurance Charge assumes that the insured has the following characteristics: Female, Preferred Non-Tobacco, Age 4, Level Option Death Benefit.*Unless otherwise stated, the Guaranteed Charge is the maximum Periodic Charge that may be assessed under the Policy. **The Waiver of Charges Agreement, Children's Term Agreement, Business Continuation Agreement and Guaranteed Insurability Option for Business Agreement are no longer available for purchase. Total Annual Operating Expenses of the Funds(1)(2) The next table describes the total annual portfolio operating expenses that you will pay while you own the Policy. The table shows the minimum and maximum expenses (as a percentage of Portfolio assets) charged by any of the Portfolios for the fiscal year ended December 31, 2024. A complete list of Portfolio Companies available under the Policy, including their annual expenses, may be found at the back of this document.
Charge	Minimum	Maximum
Total Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets include management fees, distribution or service (12b-1) fees, and other expenses)	0.13%	1.81%
(1)If the Policy Owner is deemed to have engaged in “market-timing” the Funds may assess redemption fees. See “Market-Timing and Disruptive Trading.” (2)The minimum and maximum Total Annual Portfolio Operating Expense figures in the above table do not reflect the effect of any fee waiver or expense reimbursement arrangement.
Transaction Expenses [Table Text Block]	Transaction Fees This table describes the fees and expenses that are payable at the time that you buy the Policy, pay premiums, surrender the Policy, change the Policy or make transfers between the investment options.
Charge	When Charge is Deducted	Amount Deducted
		Guaranteed Charge*	Current Charge
Premium Charge(1)	Upon premium payment, expressed as a percentage of premium payment	7 percent (includes premium taxes which may range from 0 percent to 2.5 percent)	4 percent (includes premium taxes which may range from 0 percent to 2.5 percent)
Policy Change Transaction Charge	Upon change in Face Amount, Death Benefit option, or Risk Class	$100	$60
Surrender Charge for Policies issued prior to May 16, 2015	When you surrender your Policy during the first 10 Policy Years
For the Initial Face
Amount or any Face
Amount increase the
sum of any remaining
Policy Issue Charges
for the Initial Face
Amount or the Face
Amount increase, as
applicable, measured
from policy
Termination or full
surrender to the end
of the ten year
surrender charge
period.

For the Initial Face
amount or any Face
Amount increase the
sum of any remaining
Policy Issue Charges
for the Initial Face
amount or the Face
Amount increase, as
applicable, measured
from policy
Termination or full
surrender to the end
of the ten year
surrender charge
period.

Surrender Charge for Policies issued after May 16, 2015	When you surrender your Policy during the first 10 Policy Years
The surrender charge
is equal to the lesser of
(i) 60 times the Policy
Issue Charge for the
Initial Face Amount
increase; or(ii) the
sum of any remaining
Policy Issue Charges
for the Initial Face
Amount or Face
Amount increase
multiplied by a factor
of 2, as applicable.

The surrender charge
is equal to the lesser of
(i) 60 times the Policy
Issue Charge for the
Initial Face Amount
increase; or(ii) the
sum of any remaining
Policy Issue Charges
for the Initial Face
Amount or Face
Amount increase
multiplied by a factor
of 2, as applicable.

Charge	When Charge is Deducted	Amount Deducted
		Guaranteed Charge*	Current Charge
Maximum Surrender Charge
On a Policy with a
$100,000 Face
Amount, if you
surrender the Policy
within the first 10
Policy Years or during
the first 10 years
following an increase
in Face Amount, you
could pay a Surrender
Charge of up to
$6,000.00,
representing a charge
of 6.00% of the
Policy’s Face Amount.

On a Policy with a
$100,000 Face
Amount, if you
surrender the Policy
within the first 10
Policy Years or during
the first 10 years
following an increase
in Face Amount, you
could pay a Surrender
Charge of up to
$6,000.00,
representing a charge
of 6.00% of the
Policy’s Face Amount.

Partial Surrender Transaction Charge	Upon partial surrender, expressed as a percentage of amount surrendered	2 percent, not to exceed $25	2 percent, not to exceed $25
Transfer Transaction Charge	Upon transfer	$50 for each transfer	Currently, no transfer transaction charge is assessed
Optimizer 1 and 2 Index Segment Charge	On the Interim Account Transfer Date, expressed as a percentage of Accumulation Value allocated to an Optimizer 1 or 2 Indexed Account	1.25 percent	1.25 percent
Overloan Protection Agreement
Maximum Charge(2)	Upon exercise of Agreement, expressed as a percentage of Policy Accumulation Value upon exercise of Agreement	7 percent	5 percent
Guaranteed Income Agreement(3)	Upon exercise of Agreement, expressed as a percentage of Policy Accumulation Value upon exercise of Agreement	10 percent	5 percent
(1)The premium charge includes premium taxes that we are required to pay to the state in which this Policy is issued, which may range from 0 percent to 2.5 percent.(2)The maximum Overloan Protection Charge assumes that the insured has the following characteristics: Male, Standard Tobacco, Age 70.(3)The Guaranteed Income Agreement Charge is the same for all genders, Risk Classes and Ages.
Sales Load, Description [Text Block]	Premium Charge(1)
Sales Load, When Deducted [Text Block]	Upon premium payment, expressed as a percentage of premium payment
Sales Load (of Premium Payments), Maximum [Percent]	7.00%
Sales Load (of Premium Payments), Current [Percent]	4.00%
Sales Load, Footnotes [Text Block]	The premium charge includes premium taxes that we are required to pay to the state in which this Policy is issued, which may range from 0 percent to 2.5 percent.
Deferred Sales Charge, Description [Text Block]	Maximum Surrender Charge
Deferred Sales Load, Maximum [Dollars]	$ 6,000.00
Deferred Sales Load, Current [Dollars]	$ 6,000.00
Deferred Sales Load (of Amount Surrendered), Maximum [Percent]	6.00%
Deferred Sales Load (of Amount Surrendered), Current [Percent]	6.00%
Deferred Sales Load, Footnotes [Text Block]
Surrender Charge for Policies issued prior to May 16, 2015	When you surrender your Policy during the first 10 Policy Years
For the Initial Face
Amount or any Face
Amount increase the
sum of any remaining
Policy Issue Charges
for the Initial Face
Amount or the Face
Amount increase, as
applicable, measured
from policy
Termination or full
surrender to the end
of the ten year
surrender charge
period.

For the Initial Face
amount or any Face
Amount increase the
sum of any remaining
Policy Issue Charges
for the Initial Face
amount or the Face
Amount increase, as
applicable, measured
from policy
Termination or full
surrender to the end
of the ten year
surrender charge
period.

Surrender Charge for Policies issued after May 16, 2015	When you surrender your Policy during the first 10 Policy Years
The surrender charge
is equal to the lesser of
(i) 60 times the Policy
Issue Charge for the
Initial Face Amount
increase; or(ii) the
sum of any remaining
Policy Issue Charges
for the Initial Face
Amount or Face
Amount increase
multiplied by a factor
of 2, as applicable.

The surrender charge
is equal to the lesser of
(i) 60 times the Policy
Issue Charge for the
Initial Face Amount
increase; or(ii) the
sum of any remaining
Policy Issue Charges
for the Initial Face
Amount or Face
Amount increase
multiplied by a factor
of 2, as applicable.

Other Surrender Fees, Description [Text Block]	Partial Surrender Transaction Charge
Other Surrender Fees, When Deducted [Text Block]	Upon partial surrender, expressed as a percentage of amount surrendered
Other Surrender Fees, Maximum [Dollars]	$ 25
Other Surrender Fees, Current [Dollars]	$ 25
Other Surrender Fees (of Other Amount), Maximum [Percent]	2.00%
Other Surrender Fees (of Other Amount), Current [Percent]	2.00%
Transfer Fees, Description [Text Block]	Transfer Transaction Chargeno
Transfer Fees, When Deducted [Text Block]	Upon transfer
Transfer Fee, Maximum [Dollars]	$ 50
Periodic Charges [Table Text Block]	Periodic Charges Other Than Investment Option Operating Expenses The next tables describe the fees and expenses that you will pay periodically during the time that you own the Policy, not including fees and expenses of the variable investment options.2017 CSO Policy
Charge	When Charge is Deducted	Amount Deducted
		Guaranteed Charge*	Current Charge
Monthly Policy Charge	Monthly, expressed as an amount of Face Amount	$12 plus $0.0125 per $1,000 of Face Amount	$8
Policy Issue Charge(1) (2017 CSO)
Maximum Charge(2)	Monthly, within the first fifteen Policy Years, and within the first fifteen years of an increase in Face Amount, expressed as an amount of Initial Face Amount or Face Amount increase	$0.86 per $1,000	$0.86 per $1,000
Minimum Charge(3)	Monthly, within the first fifteen Policy Years, and within the first fifteen years of an increase in Face Amount, expressed as an amount of Initial Face Amount or Face Amount increase	$0.12 per $1,000	$0.12 per $1,000
Charge for Insured Age 35 in Male, Preferred Select Non-Tobacco Risk Class, with Increasing Option Death Benefit	Monthly, within the first fifteen Policy Years, and within the first fifteen years of an increase in Face Amount, expressed as an amount of Initial Face Amount or Face Amount increase	$0.38 per $1,000	$0.38 per $1,000
Cost of Insurance Charge (4) (2017 CSO)
Maximum Charge	Monthly, expressed as an amount of Net Amount at Risk	$83.33 per $1,000	$44.81 per $1,000
Minimum Charge	Monthly, expressed as an amount of Net Amount at Risk	$0.016 per $1,000(5)	$0.004 per $1,000
Charge for Insured Age 35 in Male, Preferred Select Non-Tobacco Risk Class	Monthly, expressed as an amount of Net Amount at Risk	$0.101 per $1,000	$0.034 per $1,000
Mortality and Expense Risk Charge	Monthly, expressed as a percentage of the Policy Accumulation Value	0.90 percent annually (0.075 percent monthly)	0.00 percent
Charge	When Charge is Deducted	Amount Deducted
		Guaranteed Charge*	Current Charge
Indexed Accounts A, B and G Indexed Account Charge(6)	Monthly, expressed as a percentage of Accumulation Value in Indexed Accounts A, B and G and in Interim Account scheduled for transfer to Indexed Accounts A, B and G	0.60 percent annually (0.05 percent monthly)	0.00 percent
Optimizer 1 and 2 Indexed Account Charge	Monthly, expressed as a percentage of Accumulation Value in Optimizer 1 and Optimizer 2 Indexed Accounts and in Interim Account scheduled for transfer to Optimizer 1 and Optimizer 2 Indexed Accounts	2.40 percent annually (0.20 percent monthly)	0.72 percent annually (0.06 percent monthly)
Cash Extra Charge(7)
Maximum Charge	Monthly, expressed as an amount of Face Amount	$100 per $1,000	$100 per $1,000
Minimum Charge	Monthly	$0	$0
Charge for Insured Age 35 in Male, Preferred Select Non-Tobacco Risk Class, Impaired Driving History	Monthly, expressed as an amount of Initial Face Amount	$0.01 per $1,000	$0.01 per $1,000
Net Fixed Interest Rate Policy Loan Interest Charge(8)	Annually, on each Policy Anniversary, and upon a policy loan transaction, full surrender, policy Termination or death of the Insured	The net fixed interest rate Policy Loan Interest charge is 1 percent.
The net fixed interest
rate Policy Loan Interest
charge depends upon
how long the policy has
been in force. For
policies in force less than
or equal to ten years, the
net fixed interest rate
Policy Loan Interest
charge is 1.0 percent. For
policies in force more
than ten years, the net
fixed interest rate Policy
Loan Interest charge is
0.10 percent.

Charge	When Charge is Deducted	Amount Deducted
		Guaranteed Charge*	Current Charge
Variable Rate Policy Loan Interest Charge	Annually, on each Policy Anniversary, and upon a policy loan transaction, full surrender, policy Termination or death of the Insured
The greater of:

(1) the published
monthly average
(Moody’s Corporate
Bond Yield
Average-Monthly
Average Corporates) as
published by Moody’s
Investors Service, Inc. or
its successor for the
calendar month ending
two months prior to the
date the rate of interest
for the policy loan is
determined, and

(2) the guaranteed
interest rate for the
Guaranteed Interest
Account plus one
(1) percent per annum.
4 percent
(1)The Policy Issue Charge varies based on the insured’s gender, Risk Class, Age, the Death Benefit Option, and Face Amount chosen. For policies that are terminated or fully surrendered within the first ten years after Policy issue or within ten years of an increase in Face Amount, we will assess a surrender charge equal to the lesser of 60 times the Policy Issue Charge for the Initial Face Amount increase as applicable or the sum of any remaining Policy Issue Charges for the Initial Face Amount or Face Amount increase multiplied by a factor of 2.0, as applicable. For policies issued prior to May 16, 2015, the surrender charge for the Initial Face Amount or any Face Amount increase will equal the sum of any remaining Policy Issue Charges for the Initial Face Amount or the Face Amount increase, as applicable, measured from policy Termination or full surrender to the end of the ten year surrender charge period. (2)The maximum Policy Issue Charge assumes that the insured has the following characteristics: Male, Preferred Select Risk Class, Age 80, Level Option Death Benefit. (3)The minimum Policy Issue Charge assumes that the insured has the following characteristics: Female, Preferred Non-Tobacco Risk Class, Age 0, Level Option Death Benefit.(4)The Cost of Insurance Charge will vary based on the insured’s gender, Risk Class, and Age. (5)The Net Amount at Risk is equal to the Death Benefit payable divided by the Net Amount at Risk divisor, as shown on the policy data pages of your Policy, minus Policy Accumulation Value.(6)The Indexed Account Charge is assessed to help cover administrative and other expenses, including but not limited to, the cost of hedging, associated with making available the Fixed Indexed Accounts.(7)The Cash Extra Charge is uniquely determined for each insured and may vary based on such factors as the insured’s gender, Risk Class and Age. See the Cash Extra Charge discussion in the Section entitled “Policy Charges — Cash Extra Charge.”(8)We charge interest on Policy loans, but we also credit interest on the Fixed Loan Account value we hold as collateral on Policy loans. The Net Policy Loan Interest Charge represents the difference (cost) between the gross loan interest rate charge of three percent (3.0 percent) and the interest credited on the Fixed Loan Account Accumulation Value, which is an annual rate of two percent (2.0 percent) for Policies held less than ten years and an annual rate of two and nine-tenths percent (2.9 percent) for Policies held more than ten years.
Charge for Agreement(1)	When Charge is Deducted	Amount Deducted
		Guaranteed Charge*	Current Charge
Waiver of Premium Agreement
Maximum Charge(2)	Monthly, expressed as an amount of Face Amount	$0.51 per $1,000	$0.51 per $1,000
Minimum Charge(3)	Monthly, expressed as an amount of Face Amount	$0.01 per $1,000	$0.01 per $1,000
Charge for Insured Age 30 in Male, Standard Non-Tobacco Risk Class, with Increasing Option Death Benefit	Monthly, expressed as an amount of Face Amount	$0.035 per $1,000	$0.035 per $1,000
Waiver of Charges Agreement**
Maximum Charge(4)	Monthly, expressed as an amount of Face Amount	$0.38 per $1,000	$0.38 per $1,000
Minimum Charge(5)	Monthly, expressed as an amount of Face Amount	$0.01 per $1,000	$0.01 per $1,000
Charge for Insured Age 30 in Male, Standard Non-Tobacco Risk Class, with Increasing Option Death Benefit	Monthly, expressed as an amount of Face Amount	$0.025 per $1,000	$0.025 per $1,000
Term Insurance Agreement (issued prior to May 1, 2019)
Maximum Charge(6)	Monthly, expressed as an amount of Net Amount at Risk	$83.33 per $1,000	$27.69 per $1,000
Minimum Charge(7)	Monthly, expressed as an amount of Net Amount at Risk	$0.015 per $1,000	$0.006 per $1,000
Charge for Insured Age 45 in Male, Preferred Select Non-Tobacco Risk Class, with Increasing Option Death Benefit	Monthly, expressed as an amount of Net Amount at Risk	$0.22 per $1,000	$0.07 per $1,000
Charge for Agreement(1)	When Charge is Deducted	Amount Deducted
		Guaranteed Charge*	Current Charge
Children’s Term Agreement**	Monthly, expressed as an amount of coverage	$0.40 per $1,000	$0.40 per $1,000
Early Values Agreement(8)(issued prior to May 1, 2025)	Monthly, expressed as a percentage of Accumulation Value less Policy loan	0.60 percent annually (0.05 percent monthly)	0.12 percent annually (0.01 percent monthly)
Early Values Agreement(8)(issued on or after May 1, 2025)	Monthly, expressed as a percentage of Accumulation Value less Policy loan	0.60 percent annually (0.05 percent monthly)	0.48 percent annually (0.04 percent monthly)
Guaranteed Insurability Option(9)
Maximum Charge(10)	Monthly, expressed as an amount of additional insurance coverage	$0.192 per $1,000	$0.192 per $1,000
Minimum Charge(11)	Monthly, expressed as an amount of additional insurance coverage	$0.032 per $1,000	$0.032 per $1,000
Charge for Insured Age 0 in Male, Preferred Non-Tobacco Risk Class	Monthly, expressed as an amount of additional insurance coverage	$0.032 per $1,000	$0.032 per $1,000
Long Term Care Agreement (Issued before 2017)(12)
Maximum Charge(13)	Monthly, expressed as an amount of long term care Net Amount at Risk	$5.429 per $1,000	$3.529 per $1,000
Minimum Charge(14)	Monthly, expressed as an amount of long term care Net Amount at Risk	$0.014 per $1,000	$0.0048 per $1,000
Charge for Insured Age 55 in Male, Standard Non-Tobacco Risk Class, 2 Percent Monthly Benefit Percentage	Monthly, expressed as an amount of long term care Net Amount at Risk	$0.287 per $1,000	$0.110 per $1,000
Long Term Care Agreement (Issued 2025 or after)(12)
Maximum Charge(15)	Monthly, expressed as an amount of long term care Net Amount at Risk	$5.429 per $1,000	$3.529 per $1,000
Minimum Charge(16)	Monthly, expressed as an amount of long term care Net Amount at Risk	$0.014 per $1,000	$0.0042 per $1,000
Charge for Insured Age 55 in Male, Standard Non-Tobacco Risk Class, 48-month Benefit Period	Monthly, expressed as an amount of long term care Net Amount at Risk	$0.287 per $1,000	$0.110 per $1,000
Charge for Agreement(1)	When Charge is Deducted	Amount Deducted
		Guaranteed Charge*	Current Charge
Inflation Agreement(17)
Maximum Charge	Monthly	$5.00	$5.00
Minimum Charge	Monthly	$0.50	$0.50
Current Charge for all Insureds	Monthly	$0.83	$0.83
Business Continuation Agreement(18)**
Maximum Charge(19)	Monthly, expressed as an amount of additional insurance coverage	$0.328 per $1,000	$0.328 per $1,000
Minimum Charge(20)	Monthly, expressed as an amount of additional insurance coverage	$0.0083 per $1,000	$0.0083 per $1,000
Charge for Insured Male, Standard Non-Tobacco, Age 40, Designated Insured Male Non-Tobacco, Age 40	Monthly, expressed as an amount of additional insurance coverage	$0.013 per $1,000	$0.013 per $1,000
Guaranteed Insurability Option for Business(21)**
Maximum Charge(22)	Monthly, expressed as an amount of additional insurance coverage	$0.602 per $1,000	$0.602 per $1,000
Minimum Charge(23)	Monthly, expressed as an amount of additional insurance coverage	$0.065 per $1,000	$0.065 per $1,000
Charge for Insured Male Standard Non-Tobacco, Age 45	Monthly, expressed as an amount of additional insurance coverage	$0.273 per $1,000	$0.273 per $1,000
Accelerated Death Benefit for Chronic Illness Agreement(24)
Maximum Charge(25)	Monthly, expressed as an amount of chronic illness Net Amount at Risk	$3.619 per $1,000	$2.353 per $1,000
Minimum Charge(26)	Monthly, expressed as an amount of chronic illness Net Amount at Risk	$0.014 per $1,000	$0.00483 per $1,000
Charge for Insured Age 55 in Male, Standard Non-Tobacco Risk Class, 2 Percent Monthly Benefit Percentage	Monthly, expressed as an amount of chronic illness Net Amount at Risk	$0.287 per $1,000	$0.11 per $1,000
Charge for Agreement(1)	When Charge is Deducted	Amount Deducted
		Guaranteed Charge*	Current Charge
Term Insurance Agreement (issued on or after May 1, 2019)
Maximum Charge(6)	Monthly, expressed as an amount of Net Amount at Risk	$35.47 per $1,000	$33.59 per $1,000
Minimum Charge(27)	Monthly, expressed as an amount of Net Amount at Risk	$0.016 per $1,000	$0.005 per $1,000
Charge for Insured Age 45 in Male, Preferred Select Non-Tobacco Risk Class, with Increasing Option Death Benefit	Monthly, expressed as an amount of Net Amount at Risk	$0.221 per $1,000	$0.062 per $1,000
(1)The charges for the Waiver of Premiums Agreement, Waiver of Charges Agreement, Term Insurance Agreement, Business Continuation Agreement, Guaranteed Insurability Option, Guaranteed Insurability Option for Business, Long Term Care Agreement, and Accelerated Death Benefit for Chronic Illness Agreement vary based on the insured’s gender, Risk Class, Age, and Death Benefit option. (2)The maximum Waiver of Premium Charge assumes that the insured has the following characteristics: Male, Standard Tobacco, Age 59, Level Option Death Benefit. (3)The minimum Waiver of Premium Charge assumes that the insured has the following characteristics: Female, Preferred Non-Tobacco, Age 0, Level Option Death Benefit.(4)The maximum Waiver of Charges Charge assumes that the insured has the following characteristics: Male, Standard Tobacco, Age 59, Increasing Option Death Benefit. (5)The minimum Waiver of Charges Charge assumes that the insured has the following characteristics: Female, Preferred Non-Tobacco, Age 0, Level Option Death Benefit.(6)The maximum Term Insurance Charge assumes that the insured has the following characteristics: Male, Standard Tobacco, Age 99, Level Option Death Benefit. (7)The minimum Term Insurance Charge assumes that the insured has the following characteristics: Female, Preferred Non-Tobacco, Age 6, Level Option Death Benefit.(8)The minimum and maximum charge for the Early Values Agreement is not affected by the Age, Risk Class, gender or other characteristics of the insured. See the Early Values Agreement discussion in the section entitled “Supplemental Agreements.”(9)The Guaranteed Insurability Option (GIO) Charge varies based upon the insured’s gender, Risk Class, Age and the amount of additional coverage layer that is elected when the GIO is purchased. See the Guaranteed Insurability Option discussion in the section entitled “Supplemental Agreements.” (10)The maximum charge for this option assumes that the insured has the following characteristics: Male, Standard Non-Tobacco, Age 37. (11)The minimum charge for this option assumes that the insured has the following characteristics: Male, Standard Non-Tobacco, Age 0.(12)See the Long Term Care Agreement discussion in the section entitled “Supplemental Agreements.” (13)The maximum Long Term Care Agreement Charge assumes that the insured has the following characteristics: Female, Standard Tobacco, Issue Age 80, 4% monthly benefit. (14)The minimum Long Term Care Agreement Charge assumes that the insured has the following characteristics: Female, Preferred Non-Tobacco, Issue Age 20, 2% monthly benefit. (15)The maximum Long Term Care Agreement Charge assumes that the insured has the following characteristics: Female, Standard Tobacco, Issue Age 80, 24-month benefit period. (16)The minimum Long Term Care Agreement Charge assumes that the insured has the following characteristics: Female, Preferred Non-Tobacco, Issue Age 20, 72-month benefit period.(17)The Inflation Agreement Charge is the same for all genders, Risk Classes, and Ages. See the Inflation Agreement discussion in the section entitled “Supplemental Agreements.”(18)The Business Continuation Agreement Charge varies based upon the insured’s Age and tobacco status. See the Business Continuation Agreement discussion in the section entitled “Supplemental Agreements.” (19)The maximum Business Continuation Agreement Charge assumes that the insured has the following characteristics: Insured Male, Standard Tobacco, Age 55, Designated Insured Male Standard Tobacco, Age 70. (20)The minimum Business Continuation Agreement Charge assumes that the insured has the following characteristics: Insured Male, Standard Non-Tobacco, Age 18, Designated Insured Male Non-Tobacco, Age 18.(21)The Guaranteed Insurability Option for Business Charge varies based upon the insured’s Age and tobacco status. See the Guaranteed Insurability Option for Business discussion in the section entitled “Supplemental Agreements.” (22)The maximum Guaranteed Insurability Option for Business Charge assumes that the insured has the following characteristics: Male, Standard Tobacco, Age 54. (23)The minimum Guaranteed Insurability Option for Business Charge assumes that the insured has the following characteristics: Female, Standard Non-Tobacco, Age 18.(24)See the Accelerated Death Benefit for Chronic Illness Agreement discussion in the section entitled “Supplemental Agreements.” (25)The maximum Accelerated Death Benefit for Chronic Illness Agreement Charge assumes that the insured has the following characteristics: Female, Standard Tobacco, Issue Age 80, 4% monthly benefit. (26)The minimum Accelerated Death Benefit for Chronic Illness Agreement Charge assumes that the insured has the following characteristics: Female, Preferred Non-Tobacco, Issue Age 20, 2% monthly benefit.(27)The minimum Term Insurance Charge assumes that the insured has the following characteristics: Female, Preferred Non-Tobacco, Age 4, Level Option Death Benefit.*Unless otherwise stated, the Guaranteed Charge is the maximum Periodic Charge that may be assessed under the Policy. **The Waiver of Charges Agreement, Children's Term Agreement, Business Continuation Agreement and Guaranteed Insurability Option for Business Agreement are no longer available for purchase.
Annual Portfolio Company Expenses [Table Text Block]
Charge	Minimum	Maximum
Total Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets include management fees, distribution or service (12b-1) fees, and other expenses)	0.13%	1.81%

Portfolio Company Expenses [Text Block]	Total Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets include management fees, distribution or service (12b-1) fees, and other expenses)
Portfolio Company Expenses Minimum [Percent]	0.13%
Portfolio Company Expenses Maximum [Percent]	1.81%
Item 5. Principal Risks [Table Text Block]	Principal Risks of Investing in the PolicySub-Account Investment Risk. Your Accumulation Value under the Policy, to the extent invested in the Sub-Accounts of the Variable Account, has no guaranteed minimum value. Therefore, you bear the risk that any adverse investment performance in the Sub-Accounts may reduce your Accumulation Value under the Policy. You are also subject to the risk that the investment performance of the Sub-Accounts you select may be less favorable than that of other Sub-Accounts, and in order to keep the Policy in force you may be required to pay more premiums than originally planned. Additionally, you could lose money you have invested in the Policy due to poor investment performance of the Sub-Accounts. The Policy also offers you the opportunity to have your Accumulation Value increase more rapidly than it would under comparable fixed life insurance by virtue of favorable investment performance. The Death Benefit may also increase and decrease with investment experience. Portfolio Risks. There is no assurance that any Portfolio will achieve its stated investment objective. A comprehensive discussion of the risks of each Portfolio may be found in each Portfolio’s prospectus. Please refer to the Portfolios’ prospectuses for more information. The amounts you invest in a particular Portfolio are not guaranteed and, because both principal and any return on the investment are subject to market risk, you can lose money by investing in the Portfolios. Risks Associated with Certain Funds. Certain Funds use managed volatility strategies to help limit the Fund’s overall volatility and reduce the effects of significant market downturns during periods of high equity market volatility. The managed volatility strategy could also limit a Fund’s ability to participate in rising equity markets compared to otherwise similar Funds that do not use a managed volatility strategy. Because the use of a managed volatility strategy may, in some markets, suppress the investment performance of a Fund compared to other similar Funds that do not employ such a strategy, investment in a Fund could limit the growth of Accumulation Value under the Policy. Fixed Indexed Accounts. The interest credited under the Fixed Indexed Accounts will vary in part depending upon the performance of an underlying Index. For Indexed Account A, Indexed Account B, Indexed Account G and the Optimizer 2 Indexed Account, if the underlying Index declines or does not change in a given year, you bear the risk that no Index Credits will be added to your Accumulation Value in an Indexed Account Segment at the end of the Index Credit Term. You also bear the risk that sustained declines in the underlying Index may result in Index Credits not being credited to your Accumulation Value for a prolonged period of time and you may need to increase your premium payments in order to keep the Policy in force. Conversely, if the investment performance of the underlying Index exceeds the Growth Cap for the Segment, the Index Credits credited to your Accumulation Value would be limited to the Growth Cap for that Segment multiplied by the Participation Rate which may be less than the increase in the underlying Index over the Segment Term. In addition, the amount of any partial surrender or deduction of monthly policy charges from a Segment prior to the end of the Index Credit Term will not receive an Index Credit. We manage our obligation to credit Index Credits in part by purchasing call options on the Index and by prospectively adjusting the Growth Cap and/or Participation Rate on Segment Dates to reflect changes in the costs of purchasing such call options (the price of call options vary with market conditions). In certain cases, we may reduce the Growth Cap for a future Index Credit Term for any Indexed Account. If we do so, the amount of the Index Credit which you may have otherwise have received would be reduced. Although the Growth Cap may not be less than the guaranteed minimum Growth Cap, it is within our sole discretion to set the Growth Cap for any indexed Segment. We may, at our sole discretion, change the Participation Rate for future Index Credit Terms on amounts allocated to Indexed Account G and the Optimizer 2 Indexed Account. If we do so, the amount of the Index Credit which you may have otherwise have received could be reduced. It is within our sole discretion to change the current Participation Rate for Indexed Account G and the Optimizer 2 Indexed Account; however, for Indexed Account G it will never be less than 30% or greater than 200%, and for Optimizer 2 Indexed Account it will never be less than 50% or greater than 150%. There is no guarantee that the underlying Indices will be available during the entire time you own your Policy. If an Index is discontinued or we are unable to utilize it, we may substitute a successor index of our choosing. If we do so, the performance of the new index may differ from the currently available underlying Indices. This, in turn, may affect the Index Credits you earn. There is no guarantee that we will continue to offer the Fixed Indexed Accounts during the entire time you own your Policy. We may discontinue offering any or all of the Fixed Indexed Accounts at any time. If we discontinue offering any or all of the Fixed Indexed Accounts, you may transfer Accumulation Value from the Fixed Indexed Accounts to any other investment options available under the Policy. If you do not do so, your Accumulation Value in the Fixed Indexed Account will be reallocated to the Guaranteed Interest Account. Allocating Net Premiums or Accumulation Value to one or all of the Fixed Indexed Accounts is not equivalent to investing in the underlying stocks comprising the underlying Indices. You will have no ownership rights in the underlying stocks comprising the Index, such as voting rights, dividend payments, or other distributions. Also, we are not affiliated with the Index or the underlying stocks comprising the Index. Consequently, the Index and the issuers of the underlying stocks comprising the Index have no involvement with the Policy. If you surrender your Policy before the end of an Index Credit Term, no Index Credit will be credited to your Accumulation Value in that Index Credit Term. See also the Fixed Indexed Accounts section of the General Description of the Policy portion of this prospectus for information on Growth Caps and Participation Rates that apply to the Fixed Indexed Accounts. Policy Loan Risks. A Policy loan, whether or not repaid, will affect the value of your Policy over time because the amounts borrowed do not participate in the investment performance of the Sub-Accounts. In addition, a charge is deducted from your Accumulation Value each month while there is a Policy loan outstanding. The Death Benefit is reduced by the amount of any outstanding Policy indebtedness. If you surrender the Policy or allow it to lapse while a Policy loan is outstanding, the amount of the Policy loan, to the extent it has not previously been taxed, will be considered as an amount you received and taxed accordingly. Policy indebtedness reduces the Surrender Value and increases the risk that your Policy will lapse. Policy Termination. There is the risk that the Policy may terminate or lapse. If your Policy terminates or lapses, all of the Agreements added to the Policy will also terminate or lapse. Policy Termination will occur when there is no Accumulation Value, or the Policy loan amount (plus accrued interest) equals the Accumulation Value, and you do not make the required payment during the Grace Period. You may reinstate a terminated or lapsed Policy, subject to certain conditions. Policy loans may increase the risk that the Policy will terminate or lapse. If a Policy terminates or lapses with an outstanding Policy loan, there may be significant adverse tax consequences to the Owner. See “Policy Premiums.” Fees and Expenses. Certain fees and expenses are currently assessed at less than their maximum levels. We may increase these current charges in the future up to the maximum levels. If fees and expenses are increased, you may need to increase the amount and/or frequency of premiums to keep the Policy in force. The deduction of monthly Policy charges will reduce your Accumulation Value. The Policy may also be unsuitable as a short-term savings vehicle due to the costs of insurance and expenses charged. Furthermore, Sub-Account values could decline depending upon changes in the Underlying Funds. Depending upon the timing of withdrawals, Owners could lose all or part of their premium payments. Risks Associated with the General Account. The Guaranteed Interest Account, the Fixed Indexed Accounts and the Fixed Loan Account are part of our General Account. Our General Account consists of all assets owned by us other than those in the Variable Account and any other separate accounts which we may establish. Investors look to the financial strength of Minnesota Life for its insurance guarantees. Guarantees provided by Minnesota Life as to the benefits promised in the contract, such as payment of the Death Benefit, are subject to the claims paying ability of Minnesota Life and are subject to the risk that Minnesota Life may default on its obligations under those guarantees. Access to Cash Values through Partial Surrenders and Withdrawals. You should purchase the Policy only if you have the financial ability to keep it in force for a substantial period of time. You should not purchase the Policy if you intend to surrender all or part of your Policy in the near future. Your ability to access the Policy’s Accumulation Value is subject to limitations on amounts that may be withdrawn. Surrender and Partial Surrenders. Surrendering your Policy or taking partial surrenders may have significant tax consequences. If you Surrender your Policy, you may be assessed a Surrender Charge, which may be significant, unless the Early Values Agreement is in effect. A partial surrender will be subject to a transaction charge equal to the lesser of $25 or 2 percent of the amount of the partial surrender. A partial surrender will reduce the Accumulation Value and will reduce the Death Benefit and increase the risk of Termination. See “Federal Tax Status.” Qualification as Life Insurance. We believe that a Policy issued on the basis of a standard Underwriting Class should qualify as life insurance under the Code. However, due to lack of guidance in this area, it is not clear whether a Policy issued on a sub-standard basis would qualify. A Policy may also fail to qualify as life insurance under the Code if too much premium is paid into the Policy or the diversification and investor control requirements are not met for investments in the Variable Account. Failure to qualify would mean that the death proceeds would be included in the Beneficiary’s gross income for federal income tax purposes, and that the Accumulation Value would be constructively received before it is actually received. Depending upon the amount of assets in and the level of estate planning undertaken with regard to the Policy Owner’s estate, there is also a risk that the Death Benefit payable under this Policy may be subject to estate taxation. See the “Policy Premiums” and “Federal Tax Status.” Modified Endowment Contract Status. It is possible that a Policy qualifying as life insurance will be treated as a MEC, depending on how rapidly the Policy is funded. A MEC is treated as life insurance with respect to the tax treatment of death proceeds and the tax-free inside build-up of yearly Accumulation Value increases. However, any amounts you receive, such as loans or amounts received from partial or total surrender of the Policy are includable in gross income on an income-first basis. With certain exceptions, the tax treatment includes a ten percent additional income tax imposed on the portion of any distribution taken before age 59½ that is included in income. See “Federal Tax Status.”Agreement Risks Income Protection Agreement. You may add the Income Protection Agreement (“IPA”) to your Policy, which provides for an irrevocable election to have a portion of the Policy Death Benefit payable in installments up to a 30 year period, not to extend beyond the date the insured would have reached Age 95. In return, we may reduce the amount of the Policy’s cost of insurance charges while the insured is alive; however, we are not required to do so. The IPA installment payments will earn interest at 1% over the payment term, which may be below the market rate of interest.Agreement Risks Long Term Care Agreement. The Long Term Care (“LTC”) Agreement provides for an acceleration of the Death Benefit in the event the insured meets the Agreement’s eligibility requirements. The tax treatment of long term care benefit payments from life insurance policies is uncertain. All or a portion of such payments could be taxable to the Policy Owner. Anyone contemplating purchasing a Policy with the LTC Agreement should consult a tax advisor. Accelerated Death Benefit for Chronic Illness Agreement. You may add the Accelerated Death Benefit for Chronic Illness Agreement to your Policy to provide for an acceleration of the Death Benefit in the event the insured meets the Agreement’s eligibility requirements. The tax treatment of chronic illness benefit payments from life insurance policies is uncertain. All or a portion of such payments could be taxable to the Policy Owner. Anyone contemplating purchasing a Policy with the Accelerated Death Benefit for Chronic Illness Agreement should consult a tax advisor. Overloan Protection Agreement. You may elect the Overloan Protection Agreement to prevent policy Termination in certain circumstances. The tax treatment of the Overloan Protection Agreement is uncertain, and it is not clear whether the Overloan Protection Agreement will be effective to prevent taxation of any outstanding loan balance as a distribution in those situations where Overloan Protection takes effect. Anyone contemplating exercise of the Policy’s Overloan Protection Agreement should consult a tax adviser.Guaranteed Income Agreement. You may elect the Guaranteed Income Agreement (“GIA”) to provide for a guaranteed payment of Accumulation Value while the insured is alive. While we believe the Guaranteed Income Agreement will not cause the Policy to fail as life insurance under the Code and will take measures to ensure that it does not fail, regulatory agencies or the courts may treat the Policy’s tax status differently. In addition, the tax laws may change, which could also impact the tax status of the Policy or could serve to tax the Guaranteed Income Agreement payments. Anyone contemplating exercise of the Guaranteed Income Agreement should consult a tax adviser.
Item 10. Standard Death Benefits (N-6) [Table Text Block]	Standard Death Benefits Death Benefit Proceeds As long as the Policy is in force, we will determine the amount of and pay the Death Benefit proceeds on the Policy upon receipt at our Home Office of satisfactory proof of the insured’s death, plus written direction (from each eligible recipient of Death Benefit proceeds) regarding how to pay the Death Benefit payment, and any other documents, forms and information we need. We may require return of the Policy. We will pay the Death Benefit proceeds to the Beneficiary(ies), if living. If each Beneficiary dies before the insured, we will pay the Death Benefit proceeds to the Owner or the Owner’s estate, or, if the Owner is a corporation, to it or its successor. We will pay the Death Benefit proceeds in a lump sum or under a settlement option.If you have added the IPA to your Policy, we will pay the Death Benefit proceeds that are subject to the IPA according to the terms of that Agreement. The IPA will not impact the amount of the Policy Death Benefit proceeds; it will only impact the manner in which Death Benefit proceeds are paid to the Beneficiary. See “Supplemental Agreements — Income Protection Agreement.”Death Benefit proceeds equal: ●the Death Benefit (described below); ●plus any additional insurance on the insured’s life under the Term Insurance Agreement; ●plus under the Level Option Death Benefit, any premium paid after the date of the insured’s death; ●plus any additional insurance on the insured’s life under the Interest Accumulation Agreement; ●minus any amounts paid under the Long Term Care Agreement; ●minus any unpaid monthly charges; ●minus any outstanding Policy loan; and ●minus any accrued Policy Loan Interest. We may further adjust the amount of the Death Benefit proceeds if we contest the Policy and the insured dies by suicide or you misstate the insured’s Age or gender. This calculation may be subject to a minimum death benefit amount, if applicable. See “Statement of Additional Information.”Death Benefit Options The Policy provides a Death Benefit under either the Level or Increasing Death Benefit Option. The Death Benefit is determined on each monthly Policy Anniversary and as of the date of the insured’s death. You must select one of the two Death Benefit options we offer in your Application. If you do not choose a Death Benefit option in your Application, the Level Option Death Benefit will automatically be in effect. The Policy is intended to qualify under Code Section 7702 as a life insurance policy for federal tax purposes. The Death Benefit is intended to qualify for the federal income tax exclusion. The provisions of the Policy and any attached Agreement will be interpreted to ensure such qualification, regardless of any language to the contrary. To the extent the Death Benefit is increased to maintain qualification as a life insurance policy, we will make appropriate adjustments to any monthly charges or supplemental Agreements that are consistent with such an increase. Adjustments will be reflected in the monthly charge assessment. Under Code Section 7702, a Policy will generally be treated as life insurance for federal tax purposes if at all times it meets either a “guideline premium test (GPT)” or a “cash value accumulation test (CVAT).” You must choose either the GPT or the CVAT before the Policy is issued. Once the Policy is issued, you may not change to a different test. The Death Benefit will vary depending on which test is used. If you apply for the Guaranteed Income Agreement, you must elect the GPT test. The GPT has two components, a premium limit component and a corridor component. The premium limit restricts the amount of premium that can be paid into the Policy. The corridor requires that the Death Benefit be at least a certain percentage (varying each year by Age of the insured) of the Accumulation Value. The CVAT does not have a premium limit, but does have a corridor that requires that the Death Benefit be at least a certain percentage (varying based on the Age and gender class of the insured) of the Accumulation Value. The corridor under the CVAT is different than the corridor under the GPT. Specifically, the CVAT corridor requires more Death Benefit in relation to Accumulation Value than is required by the GPT corridor. Therefore, for a Policy in the corridor with no additional Agreements, as your Accumulation Value increases your Death Benefit will increase more rapidly under CVAT than it would under GPT. Your Policy will be issued using the GPT unless you choose otherwise. In deciding whether or not to choose the CVAT, you should consider that the CVAT generally permits more premiums to be contributed to a Policy, but may require the Policy to have a higher Death Benefit, which may increase certain charges. Under the Guideline Premium Test (GPT), the Level Option Death Benefit equals the greatest of: 1.the Face Amount on the insured’s date of death; or 2.a specified “limitation percentage,” called the Guideline Premium Test Death Benefit Percentage Factor (GPT DBPF) on your Policy’s data pages, multiplied by the Accumulation Value on the insured’s date of death. Under the Level Option, your Death Benefit remains level unless the limitation percentage multiplied by the Accumulation Value is greater than the Face Amount; then the Death Benefit will vary as the Accumulation Value varies. The limitation percentage is the minimum percentage of Accumulation Value we must pay as the Death Benefit under federal tax requirements. It is based on the Age of the insured at the beginning of each Policy Year. The following table indicates the limitation percentages for the guideline premium test for different Ages:
Age	Limitation Percentage
40 and under	250%
41 to 45	250% minus 7% for each year over Age 40
46 to 50	215% minus 6% for each year over Age 45
51 to 55	185% minus 7% for each year over Age 50
56 to 60	150% minus 4% for each year over Age 55
61 to 65	130% minus 2% for each year over Age 60
66 to 70	120% minus 1% for each year over Age 65
71 to 75	115% minus 2% for each year over Age 70
76 to 90	105%
91 to 95	105% minus 1% for each year over Age 90
96 to 121	100%
If the Code requires us to determine the Death Benefit by reference to these limitation percentages, the Policy is described as “in the corridor.” An increase in the Accumulation Value will increase our risk, and we will increase the cost of insurance charge we assess from the Policy’s Accumulation Value. Level Option Guideline Premium Test Example. Assume that the insured’s Age is under 40. Under the Level Option, a Policy with a $100,000 Face Amount will generally pay $100,000 in Death Benefits. However, because the Death Benefit must be equal to or be greater than 250 percent of the Accumulation Value, any time the Accumulation Value of the Policy exceeds $40,000, the Death Benefit will exceed the $100,000 Face Amount. The figure $40,000 is derived because 250 percent of $40,000 equals $100,000. Every additional $100 added to the Accumulation Value above $40,000 will increase the Death Benefit by $250. Similarly, so long as the Accumulation Value exceeds $40,000, every $100 taken out of the Accumulation Value will reduce the Death Benefit by $250. If at any time the Accumulation Value multiplied by the limitation percentage is less than the Face Amount, the Death Benefit will equal the Face Amount of the Policy. Under the Cash Value Accumulation Test (CVAT), the Level Option Death Benefit equals the greatest of: 1.the Face Amount on the date of the insured’s death; or 2.the amount required for the Policy to qualify as a life insurance policy under Code Section 7702. Under the Level Option, your Death Benefit remains level unless the Accumulation Value is greater than the net single premium as specified under Code Section 7702, multiplied by the Face Amount. The net single premium is based on the insured's gender, Age, tobacco status, and Risk Class. Under the CVAT, a “limitation percentage” may be defined as the value “1” divided by the net single premium. While the limitation percentages are defined differently for the GPT and the CVAT, they work identically with respect to the relationship between the Accumulation Value and the Death Benefit. Specifically, the Death Benefit is never less than the Accumulation Value multiplied by the applicable limitation percentage, regardless of whether the Policy satisfies the GPT or CVAT. If the Code requires us to determine the Death Benefit by reference to these limitation percentages, the Policy is described as “in the corridor.” An increase in the Accumulation Value will increase our risk, and we will increase the cost of insurance charge we assess from the Accumulation Value. Level Option Cash Value Accumulation Test Example. Assume that the Policy has a Face Amount of $100,000, and the limitation percentage is 225 percent. Under the Level Option, a Policy with a $100,000 Face Amount will generally pay $100,000 in Death Benefits. However, because the Death Benefit for the Policy must be equal to or be greater than 225 percent of the Accumulation Value, any time the Accumulation Value of the Policy exceeds $44,444, the Death Benefit of the Policy will exceed the $100,000 Face Amount. The figure $44,444 is derived because 225 percent of $44,444 equals $100,000. Every additional $100 added to the Accumulation Value above $44,444 will increase the Death Benefit of the Policy by $225. Similarly, so long as the Accumulation Value exceeds $44,444, every $100 taken out of the Accumulation Value will reduce the Death Benefit of the Policy by $225. If at any time the Accumulation Value multiplied by the limitation percentage is less than the Face Amount, the Death Benefit of the Policy will equal the Face Amount of the Policy. Under the Guideline Premium Test, the Increasing Option Death Benefit equals the greatest of: 1.the Face Amount plus the Accumulation Value on the insured’s date of death; or 2.the limitation percentage (the GPT DBPF) multiplied by the Accumulation Value on the insured’s date of death. Under the Increasing Option, the Death Benefit always varies as the Accumulation Value varies. Increasing Option Guideline Premium Test Example. Assume that the insured’s Age is under 40. Under the Increasing Option, a Policy with a Face Amount of $100,000 will generally pay a Death Benefit of $100,000 plus the Accumulation Value. Thus, a Policy with an Accumulation Value of $60,000 will generally have a Death Benefit of $160,000 ($100,000 + $60,000). The Death Benefit, however, must be at least 250 percent of the Accumulation Value. As a result, if the Accumulation Value of the Policy exceeds $66,666, the Death Benefit will be greater than the Face Amount plus the Accumulation Value. The figure of $66,666 is derived because 250 percent of $66,666 equals $100,000 + $66,666. Every additional $100 of Accumulation Value above $66,666 will increase the Death Benefit by $250. Similarly, any time the Accumulation Value exceeds $66,666, every $100 taken out of Accumulation Value will reduce the Death Benefit by $250. If at any time the Accumulation Value multiplied by the limitation percentage is less than the Face Amount plus the Accumulation Value, then the Death Benefit will be the Face Amount plus the Accumulation Value of the Policy. Under the Cash Value Accumulation Test, the Increasing Option Death Benefit equals the greatest of: 1.the Face Amount plus the Accumulation Value on the insured’s date of death; or 2.the amount required for the Policy to qualify as a life insurance policy under Code Section 7702. Under the Increasing Option, the Death Benefit always varies as the Accumulation Value varies. Increasing Option Cash Value Accumulation Test Example. Assume that the Policy has a Face Amount of $100,000, and the limitation percentage is 225 percent. Under the Increasing Option, a Policy with a Face Amount of $100,000 will generally pay a Death Benefit of $100,000 plus the Accumulation Value. Thus, a Policy with an Accumulation Value of $65,000 will generally have a Death Benefit of $165,000 ($100,000 + $65,000). The Death Benefit for the Policy must be at least 225 percent of the Accumulation Value. As a result, if the Accumulation Value of the Policy exceeds $80,000, the Death Benefit for the Policy will be greater than the Face Amount plus the Accumulation Value. The figure of $80,000 is derived because 225 percent of $80,000 equals $100,000 + $80,000. Every additional $100 of Accumulation Value above $80,000 will increase the Death Benefit of the Policy by $225. Similarly, any time Accumulation Value exceeds $80,000, every $100 taken out of Accumulation Value will reduce the Death Benefit of the Policy by $225. If at any time the Accumulation Value multiplied by the limitation percentage is less than the Face Amount plus the Accumulation Value, then the Death Benefit for the Policy will be the Face Amount plus the Accumulation Value of the Policy.Effect of Partial Surrenders on the Death Benefit If you choose the Level Option, a partial surrender will reduce the Face Amount by an amount equal to the amount of the partial surrender. If you choose the Increasing Option, your Face Amount will not be affected by a partial surrender. Regardless of the Death Benefit option you choose, a partial surrender will reduce the Death Benefit by at least the amount of the partial surrender. Effect of Chronic Illness Benefit Payment on the Death Benefit When a chronic illness benefit payment is made under the Accelerated Death Benefit Agreement for Chronic Illness, the Death Benefit is reduced by the amount of the chronic illness benefit payment.Choosing Death Benefit Options You must choose one Death Benefit option on your Application. This is an important decision. The Death Benefit option you choose will have an impact on the dollar value of the Death Benefit, on your Accumulation Value, and on the amount of cost of insurance charges you pay. If you do not select a Death Benefit option on your Application, the Level Option will become the Death Benefit option for your Policy, by default. You may find the Level Option more suitable for you if your goal is to have Net Premiums and positive investment experience reflected to the maximum extent in Accumulation Value. You may find the Increasing Option more suitable if your goal is to increase your total Death Benefit. Under the Increasing Option, positive increases in the Accumulation Value would be reflected in your Death Benefit, where the Death Benefit equals your Initial Face Amount plus the Policy’s Accumulation Value.Changing the Death Benefit Option After the first Policy Year, you may change your Death Benefit option once each Policy Year. We will notify you of the new Face Amount. ●You must send your Written Request in Good Order to our Home Office. ●The effective date of the change will be the monthly Policy Anniversary on or following the date we approve your request for a change in Good Order. ●Changing your Death Benefit option may cause you to receive taxable income, may cause your Policy to become a MEC or may have other unintended adverse federal tax consequences. See “Federal Tax Status.” You should consult a tax adviser before changing your Policy’s Death Benefit option. Increasing/Decreasing the Face Amount You may increase or decrease the Face Amount of the Policy. An increase or decrease in the Face Amount will affect your cost of insurance charge, your guideline premium or cash value accumulation tax calculation, and may have adverse federal tax consequences. You should consult a tax adviser before increasing or decreasing your Policy’s Face Amount.An increase in Face Amount will be treated as an additional layer of coverage with its own monthly Policy Issue Charge, surrender charge and surrender charge period. Conditions for and impact of decreasing the Face Amount: ●you must send your Written Request in Good Order to our Home Office; ●decreases are only allowed if the most recent coverage layer has been in force for at least one year; ●we require your requested decrease in Face Amount to be at least $5,000; ●you may not decrease your Face Amount if it would disqualify your Policy as life insurance under the Code; ●if the decrease in Face Amount would cause your Policy to be classified a MEC under the Code, we will not allow the decrease in Face Amount, unless you specifically instruct us in writing that you intend for the Policy to be classified as a MEC; and ●a decrease in Face Amount will take effect on the first monthly Policy Anniversary on or after we receive and approve your Written Request. Conditions for and impact of increasing the Face Amount: ●your request must be applied for on a supplemental Application and must include evidence of insurability satisfactory to us; ●a requested increase in Face Amount requires our approval and will take effect on the first monthly Policy Anniversary on or after the day we approve your request; ●increases are only allowed after the first Policy Year; ●we require your requested increase in Face Amount to be at least $5,000; ●each increase in Face Amount will have its own surrender charge that applies for 10 years after the date of the increase, unless you elect the Early Values Agreement; and ●increases made under the Guaranteed Insurability Option, the Guaranteed Insurability Option for Business, the Business Continuation Agreement, or the Inflation Agreement will be processed according to the provisions of those Agreements and will not require evidence of insurability. Impact of Increasing or Decreasing the Face Amount on Optional Agreements If you have added the LTC Agreement to your Policy, decreasing the Face Amount of the Policy may lower the amount of long-term care benefit (LTC amount) available under the LTC Agreement. If the Policy’s Face Amount after the decrease is less than the LTC amount before the decrease in Face Amount, the LTC amount will be equal to the new decreased Face Amount. If you have added the Accelerated Death Benefit for Chronic Illness Agreement to your Policy, decreasing the Face Amount of the Policy may lower the amount of chronic illness benefit (Chronic Illness Death Benefit Amount) available under the Agreement. If the Policy’s Face Amount after the decrease is less than the Chronic Illness Death Benefit Amount before the decrease in Face Amount, the Chronic Illness Death Benefit Amount will be equal to the new decreased Face Amount.If you have added the IPA to your Policy, increasing or decreasing your Face Amount will impact the amount payable as installment payments under that Agreement. If you are increasing your Face Amount, you may be able to change the percentage amount that will apply to the IPA installment payments, subject to our approval. See “Supplemental Agreements — Income Protection Agreement.”
Additional Information about Standard Death Benefits, Note (N-6) [Text Block]	Changing the Death Benefit Option After the first Policy Year, you may change your Death Benefit option once each Policy Year. We will notify you of the new Face Amount. ●You must send your Written Request in Good Order to our Home Office. ●The effective date of the change will be the monthly Policy Anniversary on or following the date we approve your request for a change in Good Order. ●Changing your Death Benefit option may cause you to receive taxable income, may cause your Policy to become a MEC or may have other unintended adverse federal tax consequences. See “Federal Tax Status.” You should consult a tax adviser before changing your Policy’s Death Benefit option. Increasing/Decreasing the Face Amount You may increase or decrease the Face Amount of the Policy. An increase or decrease in the Face Amount will affect your cost of insurance charge, your guideline premium or cash value accumulation tax calculation, and may have adverse federal tax consequences. You should consult a tax adviser before increasing or decreasing your Policy’s Face Amount.If you have added the IPA to your Policy, increasing or decreasing your Face Amount will impact the amount payable as installment payments under that Agreement. If you are increasing your Face Amount, you may be able to change the percentage amount that will apply to the IPA installment payments, subject to our approval. See “Supplemental Agreements — Income Protection Agreement.”
Charges and Contract Values, Note (N-6) [Text Block]	Effect of Partial Surrenders on the Death Benefit If you choose the Level Option, a partial surrender will reduce the Face Amount by an amount equal to the amount of the partial surrender. If you choose the Increasing Option, your Face Amount will not be affected by a partial surrender. Regardless of the Death Benefit option you choose, a partial surrender will reduce the Death Benefit by at least the amount of the partial surrender. Effect of Chronic Illness Benefit Payment on the Death Benefit When a chronic illness benefit payment is made under the Accelerated Death Benefit Agreement for Chronic Illness, the Death Benefit is reduced by the amount of the chronic illness benefit payment.Choosing Death Benefit Options You must choose one Death Benefit option on your Application. This is an important decision. The Death Benefit option you choose will have an impact on the dollar value of the Death Benefit, on your Accumulation Value, and on the amount of cost of insurance charges you pay. If you do not select a Death Benefit option on your Application, the Level Option will become the Death Benefit option for your Policy, by default. You may find the Level Option more suitable for you if your goal is to have Net Premiums and positive investment experience reflected to the maximum extent in Accumulation Value. You may find the Increasing Option more suitable if your goal is to increase your total Death Benefit. Under the Increasing Option, positive increases in the Accumulation Value would be reflected in your Death Benefit, where the Death Benefit equals your Initial Face Amount plus the Policy’s Accumulation Value.
Item 11. Other Benefits Available (N-6) [Text Block]	Other Benefits Available Under the Contract In addition to the standard death benefits associated with your Policy, other optional agreements may also be available to you. The following tables summarize information about those agreements. The first table is for 2001 CSO Policies and the second table is for 2017 CSO Policies. Information about the fees associated with each agreement included in the tables may be found in the Fee Table.2017 CSO Policy Optional Agreements
Name of Benefit	Purpose	Is Benefit Standard or Optional	Brief Description of Restrictions/Limitations
Waiver of Premium Agreement	Provides monthly premium payments in the event of the insured’s total and permanent disability	Optional	●Subject to insured providing evidence of insurability ●Agreement only available at Policy issue
Waiver of Charges Agreement	Provides for waiver of monthly charges in the event of the insured’s total and permanent disability	Optional	No longer available to purchase
Children's Term Agreement	Provides fixed level term insurance for insured’s children	Optional	No longer available to purchase
Accelerated Death Benefit for Terminal Illness Agreement	Allows the Policy Owner to accelerate the Death Benefit in the event the insured is terminally ill	Optional
Term Insurance Agreement	Provides additional term insurance on the life of the insured	Optional	No longer available to purchase
Overloan Protection Agreement	Provides protection against Policy Termination in the event Policy Charges exceed the Policy Accumulation Value	Optional
●Policy Owner must
elect the Guideline
Premium Test
●Cannot have exercised
the Accelerated Death
Benefit for Terminal
Illness, or have waived
charges or Premiums
under the Waiver of
Premium or Waiver of
Charges Agreements

Name of Benefit	Purpose	Is Benefit Standard or Optional	Brief Description of Restrictions/Limitations
Early Values Agreement	While the Agreement is in effect, waives the Surrender Charge that would ordinarily apply to the Policy	Optional	Agreement only available at Policy issue
Guaranteed Insurability Option	Guarantees the Policy Owner the right to purchase additional amounts of insurance on the insured’s life without providing evidence of insurability	Optional	No longer available to purchase
Long Term Care Agreement (Issued 2025 or after)	Allows the Policy Owner to accelerate the Death Benefit in the event the insured meets the requirements for being chronically ill	Optional	●Available on or about June 30, 2025 ●Subject to insured providing evidence of insurability ●Agreement only available at Policy issue
Inflation Agreement	Allows for Cost of Living increases in the Face Amount of the Policy without providing evidence of the insured’s insurability	Optional	●Subject to insured providing evidence of insurability ●Insured must be under 60 years of age ●Agreement only available at Policy issue
Guaranteed Income Agreement	Allows the Policy Owner to receive guaranteed benefit payments while the insured is living	Optional
●Must elect the
guideline premium
test
●Policy must have been
in force for at least 10
years
●Insured must be
between 60 and 80
years of age
●Except for the Income
Protection Agreement,
no other agreements
may be in effect

Income Protection Agreement	An irrevocable settlement option that pays the Policy Death Benefit in installment payments equally over a period of up to thirty years	Optional	●Agreement only available at Policy issue ●Election of agreement is irrevocable
Name of Benefit	Purpose	Is Benefit Standard or Optional	Brief Description of Restrictions/Limitations
Business Continuation Agreement	Guarantees the Policy Owner the right to increase the Face Amount of the Policy upon the death of a designated person	Optional	No longer available to purchase
Guaranteed Insurability Option for Business Agreement	Guarantees a business Policy Owner the right to purchase additional amounts of insurance on the insured’s life on specified dates without providing evidence of insurability	Optional	No longer available to purchase
Premium Deposit Account Agreement	Provides the Policy Owner with an option to deposit funds into an account to ensure that planned Premium payments are made on the Policy Anniversary	Optional	May only have one Premium Deposit Account per Policy
Accelerated Death Benefit for Chronic Illness Agreement	Allows the Policy Owner to accelerate the Death Benefit in the event the insured meets the requirements for being chronically ill	Optional	●Subject to insured providing evidence of insurability ●Available only at Policy issue
Other Policy Features
Dollar Cost Averaging	Allows for allocation of money from the General Account to sub-accounts evenly over a period of time	Optional	Dollar cost averaging transfers will only take place on the Interim Account Transfer Date
Rebalancing	Automatically reallocates money among each of the chosen Sub-Accounts and/or the Guaranteed Interest Account on set dates throughout the year	Optional	Rebalancing is subject to our limitations on market-timing and frequent trading activities and Portfolio limitations on the frequent purchase and redemption of shares
Name of Benefit	Purpose	Is Benefit Standard or Optional	Brief Description of Restrictions/Limitations
Systematic Transfers
Automatically transfers
money from one
Sub-Account and/or the
Guaranteed Interest
Account to one or more
other Sub-Accounts, one
or more Fixed Indexed
Accounts and/or the
Guaranteed Interest
Account on specified
dates
		Optional	Systematic transfers are subject to our limitations on market-timing and frequent trading activities and Portfolio limitations on the frequent purchase and redemption of shares
Supplemental Agreements Except as otherwise indicated, the following Agreements offering supplemental benefits are available under the Policy. Some of the Agreements are subject to our underwriting approval. Your agent can help you determine whether certain of the Agreements are suitable for you. These Agreements may not be available in all states. Please contact us for further details. Waiver of Premium Agreement.   The Waiver of Premium Agreement provides that in the event of the insured’s total and permanent disability (as defined in the Agreement), we will credit the specified premium payment identified in the Policy to the Policy each month while the insured is disabled, subject to the conditions set forth in the Agreement. This Agreement is subject to underwriting approval. This Agreement is not available if the Waiver of Charges Agreement is elected. We assess a separate monthly charge for this Agreement. Waiver of Charges Agreement.  The Waiver of Charges Agreement is no longer available for purchase. The Agreement provides that in the event of the insured’s total and permanent disability (as defined in the Agreement), we will waive the monthly charges under the Policy each month while the insured is disabled, subject to the conditions set forth in the Agreement. This Agreement is subject to underwriting approval. This Agreement is not available if the Waiver of Premium Agreement is elected. We assess a separate monthly charge for this Agreement. For example, in the event of the insured's total and permanent disability, if monthly charges of $1,000 were due under the Policy, we would waive these $1,000 monthly charges, subject to the terms of this Agreement, for so long as the insured remained disabled. Children’s Term Agreement.  The Children’s Term Agreement is no longer available for sale. The Children’s Term Agreement provides fixed level term insurance on each of the insured’s children (as defined in the Agreement) up to the first anniversary of the Agreement on or following the child’s 25th birthday, subject to the conditions set forth in the Agreement. This Agreement is subject to underwriting approval. We assess a separate monthly charge for this Agreement. For example, if you purchased this supplemental agreement for a fixed level coverage amount of $10,000 and one of your children named on your Policy or this Agreement were to die while your Policy and this Agreement were still in force, we would pay a $10,000 death benefit to the beneficiary, subject to the age limitations in this Agreement. Accelerated Death Benefit for Terminal Illness Agreement.  The Accelerated Death Benefit for Terminal Illness Agreement allows you to receive a significant portion of your Policy’s Death Benefit, if the insured develops a terminal condition due to sickness or injury (as defined in the Agreement). This Agreement is available without underwriting approval. There is no separate charge for the Agreement. For example, if you have a Policy with a $1 million Face Amount and the insured is diagnosed with a terminal illness, you can request to accelerate a portion of your Death Benefit. In this example, if you choose to accelerate $250,000 of the Death Benefit, the Policy’s Face Amount will be decreased by the accelerated amount. After receiving the $250,000 accelerated payment, your remaining Death Benefit would be $750,000, and you would continue to pay premiums and charges based on the new $750,000 Face Value instead of the original $1 million Face Value.Term Insurance Agreement.  The Term Insurance Agreement is subject to underwriting approval and provides additional level term insurance coverage on the life of the insured. We assess a separate monthly charge for this Agreement. For example, if you were to elect this Agreement to provide an additional $250,000 in Death Benefits, this additional $250,000 would be payable to the beneficiary upon your death if this Agreement is still in force. Note that the Term Insurance Agreement has no cash or loan values and does not modify any cash or loan values of this Policy.Overloan Protection Agreement.  The Overloan Protection Agreement provides that the Policy will not terminate because of a Policy loan even where the Accumulation Value of the Policy is insufficient to cover Policy charges. The Policy Owner must elect to use the guideline premium test and cannot have elected to use the Accelerated Benefit for Terminal Illness Agreement, or waived charges or premiums under either the Waiver of Premium Agreement or the Waiver of Charges Agreement. Once exercised, the Death Benefit payable under the Policy will be greatly reduced and be the minimum Death Benefit payable as permitted under the Code at the time the Overloan Protection Agreement was exercised. The Agreement may be exercised on non-MECs after the Policy has been in force for at least 15 years and the insured is over 75 years of Age. Once elected, this Agreement will remain in force until the Policy is surrendered or until the insured’s death and will reduce the Policy Death Benefit by the amount of the Fixed Loan Account. We assess a one-time charge when the Agreement is exercised. For example, if your Policy’s Accumulation Value is $500,000 and you exercise this Agreement, a maximum charge of $50,000 (10% of your Accumulation Value) will be deducted from your Policy. Your remaining Accumulation Value allocated to the separate account or indexed accounts will be transferred to the Guaranteed Interest Account. Exercising this Agreement will guarantee that your Policy does not terminate because of a policy loan even if the cash value is insufficient to cover policy charges. The tax treatment of the Overloan Protection Agreement is uncertain and it is not clear whether the Overloan Protection Agreement will be effective to prevent taxation of any outstanding loan balance as a distribution in those situations where Overloan Protection takes effect. Anyone contemplating exercise of the Policy’s Overloan Protection Agreement should consult a tax advisor.Early Values Agreement.  While the Agreement is in effect, the Early Values Agreement (“EVA”) waives the Surrender Charges that would ordinarily apply to your Policy. Electing this Agreement results in higher cash Surrender Values in the early years of Policy Ownership. If you elect this Agreement, the Accumulation Value will be slightly lower than if this Agreement is not elected because of the charge for the Agreement. The minimum monthly charge for this Agreement is 0.01 percent of the Accumulation Value less any Policy loan and the maximum monthly charge is 0.05 percent of Accumulation Value less any Policy loan. For purposes of determining the charge for this Agreement, Policy Loan Interest that has accrued, but which has not been paid or added to the Policy loan balance, will be included as part of the Policy loan being subtracted from the Accumulation Value. For policies issued prior to May 1, 2025, this Agreement may not be terminated once it is elected. For policies issued on or after May 1, 2025, this Agreement will be terminated after ten years, unless there is a face amount increase in the first ten years, in which case this Agreement will be terminated ten years after the date of the most recent face amount increase. If the Policy is terminated and later reinstated, the EVA must be added at reinstatement if EVA was in effect at the time of termination. You should only purchase this Agreement if higher cash Surrender Values in the early years of this Policy are important to you and you are willing to accept lower Policy Accumulation Values. For example, if you surrender your Policy in the third Policy Year while your Policy’s Accumulation Value is $100,000, we would ordinarily deduct a Surrender Charge, which could be significant, in calculating your Surrender Value. If EVA is in effect, such Surrender Charge will be waived, and your Surrender Value would be the whole $100,000 (less any Policy loan and unpaid Policy Loan Interest, if applicable) in this hypothetical situation.Guaranteed Insurability Option.  The Guaranteed Insurability Option (“GIO”) is subject to underwriting approval and guarantees you the ability to purchase additional amounts of insurance coverage, which is also referred to as additional coverage layers, on the insured’s life on specified option dates without additional underwriting. The minimum amount of additional coverage layer available is $10,000 and the maximum amount of additional coverage layer available is the lesser of $100,000 or the Face Amount of the base Policy on which the GIO is added. At the time the GIO is purchased, the Owner specifies the maximum amount of insurance coverage or additional coverage layer that may be added to the Policy on each specified option date. The GIO is only available for insureds between the Ages of zero and forty. The charge shown for the GIO is a monthly charge and will apply from the time the GIO is added to the Policy until the date the GIO terminates, which generally occurs on the last specified option date (which is generally the Policy Anniversary nearest the insured’s fortieth birthday). The charge for the GIO will not be affected by the purchase of an additional coverage layer on a specified option date. The GIO guarantees that the Owner will be able to purchase an additional coverage layer on the specified option dates, which occur on the Policy Anniversary nearest to the insured’s birthday at Ages 22, 25, 28, 31, 34, 37 and 40. You will also be able to purchase an additional coverage layer in the event the insured marries or enters into a legal partnership, experiences the birth of a child or the legal adoption of a child, each known as an alternative option date. If the Owner exercises the GIO on an alternative option date, the next available specified option date will no longer be available. For example, if the insured marries at Age 26, the Owner may purchase an additional coverage layer effective as of the date of the marriage. Since there is no specified option date at Age 26, the next specified option date available at Age 28 will no longer be available. All of the remaining specified option dates (at Ages 31, 34, 37 and 40) will continue to be available. On each available specified or alternative option date, the Owner will be able to purchase an additional coverage layer up to the maximum amount elected under the GIO. For example, if an insured purchases the GIO at age 18 and selects additional coverage layers of $20,000, he or she would be able to purchase an additional $20,000 in insurance coverage upon the Policy Anniversary nearest to the insured’s birthday at Ages 22, 25, 28, 31, 34, 37 and 40 for a total of $140,000 in additional insurance coverage (assuming the insured exercises the option to purchase additional coverage on each available GIO option date). The cost of insurance charge for any additional coverage layer will be calculated using the insured’s Age and the most recent underwritten Risk Class for the Policy at the time the GIO is exercised. The additional cost of insurance charges for any additional coverage layer will be deducted monthly from the Policy’s Accumulation Value. There is no requirement to pay additional premium when adding an additional coverage layer under the GIO. However, adding additional coverage layers will increase the cost of insurance charges under the Policy and it may be necessary to pay additional premium to cover those increased cost of insurance charges. The cost of insurance charge for each new coverage layer is separate from and in addition to the charge you pay for purchasing the GIO. The policy change transaction charge and a new surrender charge and surrender charge period will apply to each new additional coverage layer. The addition of an additional coverage layer under the Policy will not result in any other charges. The GIO and the monthly charge deducted for the GIO will terminate when the GIO terminates at the Policy Anniversary nearest the insured’s fortieth birthday, which will correspond with the last specified option date under the GIO. The GIO and the monthly charge deducted for the GIO may terminate earlier than the Policy Anniversary nearest the insured’s fortieth birthday if an alternative option date occurs after the insured’s thirty-seventh birthday and before the Policy Anniversary nearest the insured’s fortieth birthday and you elect to add an additional coverage layer on that alternative option date. The additional coverage layers purchased prior to Termination of the GIO will continue after the Termination of the GIO, unless such additional coverage layer is subsequently reduced or eliminated at the request of the Owner, subject to any surrender charges. You should purchase the GIO if you believe that future changes in the insured’s life (e.g., marriage, children) will result in your need for additional Death Benefit and you are concerned about the insured’s ability to qualify for additional insurance coverage because of health or lifestyle concerns. If you purchase the GIO and do not exercise the right to purchase additional insurance coverage or Face Amounts on the exercise date, you will still pay a charge for the GIO.Long Term Care (“LTC”) Agreement – Before 2017.  The LTC Agreement is subject to underwriting approval and allows you to accelerate Death Benefits by receiving monthly benefit payments upon the insured meeting certain eligibility requirements. We will pay you a monthly benefit to assist with the expenses associated with the insured’s nursing home care or home health care. To be eligible for benefits under this Agreement, the insured must be certified by a licensed health care practitioner to be: (1) cognitively impaired or (2) unable to do at least 2 of the following activities of daily living: bathing, continence, dressing, eating, using the toilet facilities, or transferring (moving into or out of bed, chair, or wheelchair). In addition, you must submit to us a plan for qualified long term care services that is written by a licensed health care practitioner and which is based upon an assessment that the insured requires long-term care services. Finally, the insured must also meet a 90-day waiting period, referred to as an elimination period, in which the insured is receiving long term care services. The elimination period can be satisfied by any combination of days of long-term care facility stay or days of home health care, as those terms are defined in the Agreement. These days of care or services need not be continuous, but must be accumulated within a continuous period of 730 days. The elimination period has to be satisfied only once while this Agreement is in effect. The benefit payments made under this Agreement may not cover all of the Insured’s long term care costs. The long-term care benefits paid under this Agreement are intended to be “qualified long term care insurance” under federal tax law, and may not be taxable to the Owner. See “Tax Treatment of Policy Benefits.” You should consult your tax advisor about the tax impact of purchasing this Agreement. This Agreement will be subject to the incontestability provisions of the Policy, which are described in your Policy and in the Statement of Additional Information. See “Statement of Additional Information.” You will select the maximum amount of long-term care benefit (LTC amount) that you want when you purchase this Agreement. The LTC amount cannot be less than one hundred thousand dollars and cannot exceed the lesser of (i) the Policy Face Amount or (ii) five million dollars. You may also select either a two (2%) or four (4%) percent monthly benefit percentage that will be used to calculate your monthly benefit payment. The monthly charge for the Long Term Care Agreement is calculated by multiplying the monthly rate by the long term care Net Amount at Risk and dividing by one thousand. The long term care Net Amount at Risk is equal to the greater of i) zero or ii) an amount that is calculated monthly using the LTC amount chosen by you when you purchase the Agreement. Long term care Net Amount at Risk is calculated by subtracting a portion of the Accumulation Value from the LTC amount. The portion of Accumulation Value for this calculation is found by multiplying the Accumulation Value, as of the date we take the charge, by a fraction, the numerator of which is the LTC amount and denominator is the Policy Face Amount. If you decrease the Face Amount of the Policy, we may lower the amount of long term care benefit (LTC amount) available under the Agreement. If the Policy’s Face Amount after the decrease is less than the LTC amount before the face decrease, the LTC amount will be equal to the new decreased Face Amount. If you request a partial surrender of your Accumulation Value, the LTC amount is set equal to the LTC amount that was in effect immediately prior to the partial surrender, multiplied by the ratio of the Death Benefit of the Policy (without regard to any Policy loan) after the partial surrender to the Death Benefit of the Policy (without regard to any policy loan) immediately prior to the partial surrender. For example, if the Policy Death Benefit is $1,000,000 and the LTC amount is $500,000, a partial surrender of $100,000 would reduce the LTC amount to $450,000, which is calculated as follows: LTC amount before partial surrender ($500,000) multiplied by the ratio of the Death Benefit after partial surrender ($900,000) to the Death Benefit before partial surrender ($1,000,000) or $500,000 x $900,000/$1,000,000=$500,000 x .90=$450,000. The monthly charge for the LTC Agreement will be affected by changes in the long term care Net Amount at Risk. A decrease in the Policy Face Amount will change the long term care Net Amount at Risk even if the LTC amount does not change because the proportion of the Accumulation Value used to reduce the LTC amount to calculate long term care Net Amount at Risk will change. For example, if the Policy Face Amount is $1,000,000, the LTC amount is $500,000 and the Accumulation Value on the date of the Policy Face Amount reduction is $100,000, the long term care Net Amount at Risk is $450,000, calculated as follows: LTC amount ($500,000) minus $50,000, which is the product of the Accumulation Value ($100,000) and the ratio of the LTC amount to the Policy Face Value ($500,000/$1,000,000) or, $100,000 x .50=$50,000. If the Policy Face Value is reduced to $750,000, the new long term care Net Amount at Risk will be $433,333, calculated as follows: LTC amount ($500,000) minus $66,667, which is the product of the Accumulation Value ($100,000) and the ratio of the LTC amount to the Policy Face Value ($500,000/$750,000), or $100,000 x .66667=$66,667. The long term care Net Amount at Risk will not be impacted upon a partial surrender of the Accumulation Value. When you submit a request for benefits under this Agreement, we will determine the amount of your benefit as a monthly amount. In order to begin receiving monthly benefits after the insured is determined to be eligible, you will need to submit evidence that the insured is continuing to incur monthly long term care costs. We may require you to complete any benefit forms on a monthly basis. Payments will generally be paid within fifteen days of when we receive proof that monthly long term care services have been provided. The maximum monthly benefit will be the lesser of: 1.The monthly benefit percentage you chose times the LTC amount in effect; or 2.The per diem amount allowed by the Health Insurance Portability and Accountability Act times the number of days in the month. You may request to receive a monthly benefit less than the maximum we determine. Choosing a lesser amount could extend the length of the benefit period. If you request less than the maximum benefit, you may request that benefit amount be changed, however, we will never pay more than the maximum monthly benefit allowed under the Internal Revenue Code. We will continue to make benefit payments to you until: 100% of the LTC amount has been paid, the Insured is no longer eligible for the benefit, the Policy is surrendered, the Policy terminates when the Policy loan plus the unpaid Policy Loan Interest exceed the Accumulation Value, we receive a request to cancel this Agreement or the Insured dies. In order to continue receiving benefits, you must submit to us, on a monthly basis, evidence that the insured is receiving long term care services. This evidence generally includes invoices for long term care services the insured receives. We may also require, no more frequently than annually, a recertification by a licensed health care practitioner, that the insured is either (1) cognitively impaired or (2) unable to do at least two of the following activities of daily living: bathing, continence, dressing, eating, using the toilet facilities, or transferring (moving into or out of bed, chair, or wheelchair). If you do not send us evidence that the insured is receiving long term care services on a monthly basis, we will not send you the monthly benefit. If you do not submit evidence that the insured is receiving long term care services for a period of three consecutive months, you must submit a request to reinstate monthly benefits and provide additional information to us that the insured continues to be eligible for benefits under the Agreement. We will require i) recertification by a licensed health care practitioner that the insured is either (1) cognitively impaired or (2) unable to do at least two of the following activities of daily living: bathing, continence, dressing, eating, using the toilet facilities, or transferring (moving into or out of bed, chair, or wheelchair), ii) resubmission of a plan for qualified long term care services that is written by a licensed health care practitioner and which is based upon an assessment that the insured requires long term care services and iii) evidence that the insured is continuing to incur monthly long term care costs. If you have added the LTC Agreement, when you make a claim and we pay a long-term care benefit, we will automatically transfer all of your Policy’s Accumulation Value that is in the Fixed Indexed Accounts and the Variable Account to the Guaranteed Interest Account. Transfers of Accumulation Value from the Fixed Indexed Accounts will occur at the end of any applicable Segment Term. You will not be allowed to transfer amounts into either of the Fixed Indexed Accounts or the Variable Account when benefits payments are being made under this Agreement. We will waive the LTC Agreement charges while benefits are being paid under the Agreement. However, other Policy charges will continue to be assessed against your Accumulation Value. If your Accumulation Value goes to zero while long term care benefits are being paid under this Agreement, we will waive any additional Policy charges. While receiving LTC Agreement benefits, you may not increase the Policy Death Benefit; request a policy loan, or partial surrenders from the Policy. You may request to decrease the Death Benefit or request a partial surrender to make a Policy loan payment. A request for benefits under the Accelerated Death Benefit for Terminal Illness Agreement may also reduce the amount of benefits you may receive under the LTC Agreement. When we make a monthly benefit payment under this Agreement, we will reduce the amount of the Death Benefit by the monthly payment. We will waive the Policy Transaction Charge for the Death Benefit change made as a result of a benefit payment under this Agreement. We will also reduce the Accumulation Value in proportion to the reduction in the Death Benefit. The Accumulation Value following an LTC benefit payment will equal the Accumulation Value immediately prior to the LTC benefit payment multiplied by a factor. This factor will equal the Policy Death Benefit (without regard to any outstanding Policy loan) following the payment of an LTC benefit divided by the Policy Death Benefit (without regard to any outstanding Policy loan) immediately prior to the LTC benefit payment. If the Policy has an outstanding loan, a proportionate amount of the loan will be repaid with the monthly benefit, which will reduce the amount you receive. This Agreement will terminate when i) we have paid the maximum LTC amount, ii) the insured is no longer eligible for long term care benefits, iii) the Policy terminates due to the loan balance exceeding the Accumulation Value, iv) the Policy terminates due to the death of the Insured, v) the Policy terminates upon a complete surrender of the Policy, vi) you terminate the Agreement by Written Request to our Home Office, vii) or your Policy otherwise terminates because a partial surrender or other reduction in Accumulation Value leaves the Policy with insufficient amounts to cover Policy charges on the next monthly Policy Anniversary. See “Termination” and “Partial Surrender.” The Long Term Care Agreement was not available between 2017 and 2024.Long Term Care (“LTC”) Agreement – On or After 2025.   The LTC Agreement is subject to underwriting approval and allows you to accelerate Death Benefits by receiving monthly benefit payments upon the insured meeting certain eligibility requirements. We will pay you a monthly benefit to assist with the expenses associated with the insured’s nursing home care or home health care. To be eligible for benefits under this Agreement, the insured must be certified by a licensed health care practitioner to be: (1) cognitively impaired or (2) unable to do, without substantial assistance, at least 2 of the following activities of daily living: bathing, continence, dressing, eating, using the toilet facilities, or transferring (moving into or out of bed, chair, or wheelchair). In addition, you must submit to us a plan for qualified long term care services that is written by a licensed health care practitioner and which is based upon an assessment that the insured requires long-term care services. Finally, the insured must also meet a 90-day waiting period, referred to as an elimination period, in which the insured is receiving long term care services. The long-term care elimination period begins when the insured is certified as a chronically ill individual. The long-term care elimination period is satisfied when the insured remains a chronically ill individual for 90 calendar days from the date of such certification. The elimination period has to be satisfied only once while this Agreement is in effect. The benefit payments made under this Agreement may not cover all of the Insured’s long term care costs. The long-term care benefits paid under this Agreement are intended to be “qualified long term care insurance” under federal tax law, and may not be taxable to the Owner. See “Tax Treatment of Policy Benefits.” You should consult your tax advisor about the tax impact of purchasing this Agreement. This Agreement will be subject to the incontestability provisions of the Policy, which are described in your Policy and in the Statement of Additional Information. See “Statement of Additional Information.” You will select the maximum amount of long-term care benefit (LTC amount) that you want when you purchase this Agreement. The LTC amount cannot be less than one hundred thousand dollars and cannot exceed the lesser of (i) the Policy Face Amount or (ii) five million dollars. You may also select a 24-month, 48-month, or 72-month benefit period that will be used to calculate your monthly benefit payment. The monthly charge for the Long Term Care Agreement is calculated by multiplying the monthly rate by the long term care Net Amount at Risk and dividing by one thousand. The long term care Net Amount at Risk will equal the greater of zero and the long term care amount less the benefit payments that have already been made minus the accumulation value. If you decrease the Face Amount of the Policy, we may lower the amount of long term care benefit (LTC amount) available under the Agreement. If the Policy’s Face Amount after the decrease is less than the LTC amount before the face decrease, the LTC amount will be equal to the new decreased Face Amount. If you request a partial surrender of your Accumulation Value, the LTC amount will equal the lesser of the long-term care amount that was in effect immediately prior to the partial surrender and the new face amount. The monthly charge for the LTC Agreement will be affected by changes in the long term care Net Amount at Risk, however the long term care Net Amount at Risk will not be impacted upon a partial surrender of the Accumulation Value, as both the LTC Face Amount and the Account Value will reduce by the same amount. When you submit a request for benefits under this Agreement, we will determine the amount of your benefit as a monthly amount. Payments will generally be paid within fifteen days of when we receive proof that monthly long term care services have been provided. The maximum monthly benefit will be the LTC amount in effect divided by the number of months in the benefit period you chose. You may request to receive a monthly benefit less than the maximum we determine. Choosing a lesser amount could extend the length of the benefit period. If you request less than the maximum benefit, you may request that benefit amount be changed, however, we will never pay more than the maximum monthly benefit allowed under the Internal Revenue Code. We will continue to make benefit payments to you until: i) 100% of the LTC amount has been paid, ii) the Insured is no longer eligible for the benefit, iii) the Policy is surrendered, iv) the Policy terminates when the Policy loan plus the unpaid Policy Loan Interest exceed the Accumulation Value, v) we receive a request to cancel this Agreement, vi) or the Insured dies. We will require periodic i) recertification by a licensed health care practitioner that the insured is either (1) cognitively impaired or (2) unable to do, without substantial assistance from another person, at least two of the following activities of daily living: bathing, continence, dressing, eating, using the toilet facilities, or transferring (moving into or out of bed, chair, or wheelchair) and , ii) resubmission of a plan for qualified long term care services that is written by a licensed health care practitioner and which is based upon an assessment that the insured requires long term care services. If you have added the LTC Agreement, when you make a claim and we pay a long-term care benefit, we will automatically transfer all of your Policy’s Accumulation Value that is in the Fixed Indexed Accounts and the Variable Account to the Guaranteed Interest Account. Transfers of Accumulation Value from the Fixed Indexed Accounts will occur at the end of any applicable Segment Term. You will not be allowed to transfer amounts into the Fixed Indexed Accounts or the Variable Account when benefits payments are being made under this Agreement. We will waive the LTC Agreement charges while benefits are being paid under the Agreement. However, other Policy charges will continue to be assessed against your Accumulation Value. If your Accumulation Value goes to zero while long term care benefits are being paid under this Agreement, we will waive any additional Policy charges. While receiving LTC Agreement benefits, you may not increase the Policy Death Benefit, request a policy loan, or request partial surrenders from the Policy. You may request to decrease the Death Benefit or request a partial surrender to make a Policy loan payment. A request for benefits under the Accelerated Death Benefit for Terminal Illness Agreement may also reduce the amount of benefits you may receive under the LTC Agreement. When we make a monthly benefit payment under this Agreement, we will reduce the amount of the death benefit proceeds by the monthly payment. We will also reduce the Accumulation Value in proportion to the portion of the Face Amount that has not yet been accelerated. The Accumulation Value following an LTC benefit payment will equal the Accumulation Value immediately prior to the LTC benefit payment multiplied by a factor. This factor will equal the cash indemnity benefit payment divided by the portion of the Face Amount that has not yet been accelerated. Cash indemnity benefit payments are payments made when the insured becomes chronically ill and has satisfied the elimination period. These payments are an acceleration of the death benefit and reduce the death benefit dollar for dollar of the benefit payment amount. If the Policy has an outstanding loan, a proportionate amount of the loan will be repaid with the monthly benefit, which will reduce the amount you receive. If the Death Benefit is $500,000 and the LTC amount is $500,000 and the Accumulation Value on the date of the Cash Indemnity Benefit Payment is $100,000. If the policy holder receives $10,000 as a Cash Indemnity Benefit payment, reduction to accumulation value will be $100,000 x ($10,000/$500,000) = $2,000 resulting in a new accumulation value of $98,000. The death benefit proceeds would be reduced by the amount of the Cash Indemnity Benefit Payment resulting in $500,000 - $10,000 = $490,000 paid upon death. This Agreement will terminate when i) the insured is no longer eligible for long term care benefits, ii) the Policy terminates due to the loan balance exceeding the Accumulation Value, iii) the Policy terminates due to the death of the Insured, iv) the Policy terminates upon a complete surrender of the Policy, v) you terminate the Agreement by Written Request to our Home Office, vi) or your Policy otherwise terminates because a partial surrender or other reduction in Accumulation Value leaves the Policy with insufficient amounts to cover Policy charges on the next monthly Policy Anniversary. See “Termination” and “Partial Surrender.”Inflation Agreement.  The Inflation Agreement provides you the ability to increase your Face Amount of insurance without underwriting every three years based upon increases in the cost of living (the “Cost of Living”) as measured by changes in the U.S. Department of Labor Consumer Price Index (“CPI”). On the third anniversary of the issue date of this Agreement, we will calculate a Cost of Living increase and automatically increase the face value of your Policy. We will calculate a Cost of Living Increase on every third Agreement anniversary until the insured reaches the Age of sixty. You may refuse to accept a Cost of Living increase; however, if you do so and the insured is over the Age of twenty-one, no further Cost of Living increases may be made. If the insured is under the Age of twenty-one at the time you refuse a Cost of Living increase, no additional Cost of Living increase offers will be made until after the insured turns Age twenty-one. The amount of the Cost of Living increase will be the lesser of (1) the Policy Face Amount multiplied by two times the increase in the CPI during the previous three years or (2) $100,000. The increase in the CPI is calculated by dividing the CPI on the date five months before the date of the Cost of Living increase by the CPI on the date forty-one months before the Cost of Living increase and subtracting one from that number. For example, if you have a Policy Face Amount of $1 million, and the CPI during the previous three-year period was calculated as 2.5%, you would have the option to increase the Face Amount by $50,000 (2.5% multiplied by 2, multiplied by the initial Face Amount of $1 million). In this hypothetical example, if the CPI was calculated at 5% or above, any increase to the Face Amount would be limited to $100,000 because the Policy Face Amount multiplied by two times the CPI during the previous three-year period would exceed the maximum $100,000 inflation increase. The Inflation Agreement is only available for insureds under the Age of sixty, subject to underwriting approval. The charge shown for the Inflation Agreement is a monthly charge and will apply from the time the Inflation Agreement is added to the Policy until the date the Inflation Agreement terminates. The charge for the Inflation Agreement will not be affected by the purchase of additional insurance. The cost of insurance charge for any additional insurance will be calculated using the insured’s Age and the most recent underwritten Risk Class for the Policy at the time the cost of living increase is accepted. The cost of insurance charges for any additional insurance will be deducted monthly from the Policy’s Accumulation Value. There is no requirement to pay additional premium when adding additional insurance under the Inflation Agreement. However, accepting the additional insurance increases the cost of insurance charge under the Policy and it may be necessary to pay additional premium to cover the increased cost of insurance charge. The cost of insurance charge for the additional insurance is separate from and in addition to the charge you pay for purchasing the Inflation Agreement. The Inflation Agreement and the monthly charge deducted for the Inflation Agreement will terminate when the Inflation Agreement terminates. Additional insurance purchased under this Agreement will remain in force until: the Policy Face Amount is reduced or eliminated at the request of the Owner, the Policy terminates or the insured dies. The Inflation Agreement will terminate on the earliest of: 1) the Policy Anniversary nearest to the insured’s 59th birthday, 2) the date this Policy is terminated or surrendered, 3) the date we receive your Written Request in Good Order to terminate the Agreement, 4) the date you refuse a Cost of Living increase when the insured is over the Age of twenty-one and 5) the insured’s date of death. You should purchase the Inflation Agreement if you believe that the Policy Face Amount needs to keep pace with increases in cost of living as measured by the CPI and you are concerned about the insured’s ability to qualify for additional insurance coverage because of health or lifestyle concerns. If you purchase the Inflation Agreement and do not accept the additional insurance coverage or Face Amounts when offered, you will still pay a charge for the Inflation Agreement. Increasing your Face Amount of insurance may have adverse tax consequences. If you elect the Inflation Agreement, you should consult a tax advisor before increasing your Face Amount of insurance.Guaranteed Income Agreement.  The Guaranteed Income Agreement is a living benefit agreement that you may add to the Policy. The GIA provides the Owner with an option to exercise the Agreement once certain conditions have been met, and receive guaranteed lifetime benefit payments. The benefit payment is deducted from the Policy’s Accumulation Value first through partial surrenders and second through Policy loans. The Policy’s surrender charge and partial surrender charges will not apply to the benefit payments. If the partial surrenders and Policy loans equal or exceed the Policy’s Accumulation Value, we will add a sufficient amount of money to the Policy Accumulation Value so that the next annual benefit payment under the GIA can be made to the Owner. We will continue to add such amount to the Policy’s Accumulation Value for as long as the Policy’s Accumulation Value is not sufficient to pay the benefit payment due the Owner. In that case, benefit payments will continue to be made in the form of Fixed Interest Rate Policy loans. The GIA allows you to receive an annual or monthly benefit payment for the remainder of the insured’s lifetime, but not beyond the maturity date of the Policy at the insured’s Age 121, if all the conditions described below are satisfied. If you elect this benefit payment, the Policy is also guaranteed to remain in force for the lifetime of the insured, but not beyond the insured’s Age 121, unless you terminate this Agreement. We will calculate the GIA benefit payments using a guaranteed 4% interest rate as shown in the Policy data pages. For example, if your Policy’s Accumulation Value is $500,000 you may exercise the Guaranteed Income Agreement to convert this amount into a monthly or annual benefit payment. When this Agreement is exercised, a maximum charge of $50,000 (10% of Accumulation Value) will be deducted from your Accumulation Value and the remaining $450,000 will be converted into a stream of benefit payments until death or maturity of your Policy. To receive benefit payments you must send us a Written Request to exercise the Agreement. The first benefit payment will be calculated using the exercise effective date, which is the first Policy Anniversary following the day we approve your request to exercise this Agreement. The following conditions must be satisfied before benefit payments can begin. (1)The Death Benefit qualification test on your Policy must be the guideline premium test. (2)The Level Death Benefit Option must be in effect. If the Level Death Benefit Option is not in effect when you exercise the Agreement, we will change your Death Benefit option to the Level Death Benefit Option as of the exercise effective date. (3)The insured must be at least 60 years of Age and less than 80 years of Age as of the exercise effective date. (4)Your Policy must have been in force for at least 10 years as of the exercise effective date. (5)The Face Amount of your Policy must equal the minimum amount allowable under the Code. If the Face Amount is not equal to that minimum as of the exercise effective date, we will reduce your Face Amount to be equal to the minimum amount allowable under the Code. (6)Other than the Income Protection Agreement, no other Agreements may be in effect as of the exercise effective date. If any other Agreements are in effect, they will terminate as of the exercise effective date. (7)You may not exercise the GIA if your Policy premiums or charges were waived under a Waiver of Premium or Waiver of Charges Agreement. (8)You may not exercise the GIA if you requested or received funds under the Accelerated Death Benefit for Terminal Illness Agreement. (9)You cannot receive benefits under the LTC Agreement. (10)Your projected annualized benefit payments when you exercise this Agreement must be at least equal to the annual minimum benefit payments shown on your Policy data pages for the remaining life of the insured, but not beyond Age 121. Your Written Request to exercise this Agreement is subject to your meeting all of the above conditions. We must also receive your request in Good Order at least 15 calendar days prior to the exercise effective date. When we receive your request to exercise the GIA, we will calculate and notify you of your benefit payment amount. As of the exercise effective date, we will send you a new set of Policy data pages that shows the adjusted Face Amount of the Policy, the exercise effective date, the frequency and the amount of the benefit payment that you will receive, and the minimum Death Benefit that applies to your Policy. The benefit payments will begin on the exercise effective date. We will automatically transfer all of your Variable Account Accumulation Value to the Guaranteed Interest Account on the exercise effective date. If you have allocated Accumulation Value to any of the Fixed Indexed Accounts, we automatically transfer Fixed Indexed Account Accumulation Value to the Guaranteed Interest Account at the end of the Segment Term where the Segment Term ends after the exercise effective date. Accumulation Value in the Fixed Loan Account will remain in that Account after the exercise effective date. Although the allocation of your Variable Account Accumulation Value to the Guaranteed Interest Account may have the effect of mitigating declines in your Policy Accumulation Value in the event of a significant decline in equity market valuations, doing so will also generally result in your Policy Accumulation Value increasing to a lesser degree than the equity markets when the value of equity investments rise. This may deprive you of the benefits of increases in equity market values under your Policy. There is no charge for the GIA when you purchase the Policy, however, we will assess a one-time charge against your Accumulation Value on the exercise effective date. The charge will not exceed the maximum charge shown for the GIA on your Policy data pages. There is no other charge for this Agreement. After the exercise effective date, the minimum amount of Death Benefit as of each Policy Anniversary will be equal to that shown on your Policy data pages that we send to you as of the exercise effective date. Upon request, we will tell you the minimum Death Benefit payment as of any date not shown. Partial surrenders taken from your Policy as a result of the GIA will reduce the Policy Face Amount and Death Benefit. However, we will not allow the Face Amount to go below the minimum Death Benefit as described in the Policy form. Since you may be taking Policy loans and we may be increasing the Policy’s Accumulation Value based upon the guarantee provided by the GIA, the amount of Death Benefit proceeds payable at the insured’s death may be different than the minimum Death Benefit shown on your Policy data pages. Since the Policy’s Death Benefit will be reduced to the minimum amount allowable under the Code after the exercise effective date, Owners who also purchase the Income Protection Agreement should be aware that the benefits payable under that Agreement will be lower as a result of exercising the GIA. Owners should consider the impact of the lower Policy Death Benefit on their individual circumstances before exercising the GIA. Benefit payments made after the exercise effective date will first be taken from the Policy as a partial surrender until the Policy’s investment in the contract, as defined in the Code, is reduced to zero. After that, benefit payments will be taken in the form of Fixed Policy Rate Loans until the amount of such loans equals the Policy’s Accumulation Value. If, at the time of any benefit payment, there is insufficient Surrender Value to account for the full benefit payment, we will increase the Policy’s Accumulation Value by an amount such that the Surrender Value will equal the next benefit payment. The tax treatment of amounts we add to your Policy after there is insufficient Surrender Value to continue benefit payments is uncertain. While we believe that such payments are not taxable to the recipient, the Internal Revenue Service (“IRS”) or the courts could take a different position. You should consult your tax advisor regarding the taxability of amounts we contribute to the Policy or benefit payments made after we begin adding amounts to the Accumulation Value of your Policy. Once we determine your benefit payment as of the exercise effective date, we do not anticipate that it will change. However, in order to keep your Policy qualified as life insurance under the Code, we may require you to take a partial surrender that is not a benefit payment. Any required partial surrender necessary to keep your Policy qualified as life insurance will be equal to the remaining investment in the contract, as defined in the Code. At that time, we will calculate a new benefit payment and determine a new set of minimum Death Benefit amounts. The calculation will be done using the same information that was used to calculate benefit payments as of the exercise effective date; except that the required partial surrender amount and previous benefit payments will be taken into account. As a result, the new benefit payment will likely be less than that calculated as of the exercise effective date because the Accumulation Value will be reduced by the required partial surrender amount. We will send you new Policy data pages showing the revised benefit payment and minimum Death Benefit amount. After the exercise effective date, you may no longer: (1)request any Policy loans; (2)change the type of Policy Loan Interest rate; (3)pay any additional premiums; (4)request any Policy Changes; and (5)request any transfers of Accumulation Value. The GIA will terminate 1) if the Policy is surrendered or otherwise terminates, 2) if you or the insured fail to meet any of the conditions for exercise of the GIA after the date you have sent us written notice of your request to exercise the Agreement, but prior to the exercise effective date, 3) or the death of the insured, or 4) or the date we receive your Written Request to cancel the Agreement. The GIA may be reinstated if the Policy is also reinstated in accordance with its provisions and it is prior to the Policy Anniversary nearest the insured’s Age 95. You should consider purchasing and exercising this Agreement if you want to have a guaranteed stream of benefit payments during the lifetime of the insured and no longer desire to maximize the Death Benefit available under the Policy. Note:  We designed the GIA to protect you from outliving the assets underlying your Policy Accumulation Value. If you terminate the GIA or die before your Policy Accumulation Value is reduced to zero, neither you nor your estate will receive any benefit payments from us under the GIA, nor will the GIA provide any build-up of Accumulation Value for benefit payments. If the interest credited to your Accumulation Value in the GIA is sufficient to sustain periodic benefit payments under the GIA, your Policy Accumulation Value may never be reduced to zero and we will not be required to make payments to your Policy Accumulation Value to support benefit payments. Owners who add the GIA should take into consideration that their Policy Accumulation Value on the exercise effective date may not be sufficient to provide the minimum benefit payment until the insured’s Age 121. In that case, they will not be able to exercise the GIA. Income Protection Agreement.  You may elect to add the Income Protection Agreement (“IPA”), which gives you the right to elect that all, or a part, of the Policy’s Death Benefit proceeds be paid in installment payments. The election under the IPA is irrevocable, which means it may not be changed as long as the Policy is in force. The IPA does not change the total amount of the Death Benefit proceeds payable under the Policy, however, to the extent the IPA applies to the Death Benefit proceeds, the payment of those proceeds will be in a lump sum and in installments as you specify under the IPA. The installment payments will include interest, which is calculated using a 1% annual effective rate of interest rate. The installment payments are calculated by multiplying the IPA amount by a percentage between 25% and 100%, which you choose when You apply for the Policy. The IPA amount is the amount by which the Death Benefit proceeds payable under the IPA are defined and includes the Face Amount of the Policy plus any term insurance agreement amount on the insured’s life. We will show you the IPA amount on your Policy data pages. When you apply for this Policy, you must choose what percentage of the IPA amount is subject to payment as a lump sum, and what percentage is subject to payment in installments. You must also choose the frequency of the installment payments, either monthly or annually that are made during the installment period. You must also choose the installment period, which can be from ten to thirty years. When we issue the Policy, we will tell you the lump sum amount and the amount of each installment payment based upon the Face Amount of the Policy, plus any term insurance. Your election of the length and frequency of installment payments is irrevocable when made on the Application for the Policy. For example, if you were to die with a $1 million Death Benefit and elected 25% of the Death Benefit to be paid as a lump sum and the remaining 75% in annual installments over a period of 10 years under the IPA, your beneficiary would receive $250,000 of the Death Benefit once we have processed the claim for Death Benefits and the remaining $750,000 (plus interest accrued at a 1% annual effective rate) over the ten year IPA period. The number of years for which the Policy Death Benefit proceeds would be paid installment payments is dependent upon the insured’s Age on the date of death and is shown on the Policy data pages. You cannot elect to have installment payments made for more than 30 years nor may they extend beyond the Policy Anniversary nearest where the insured would have reached Age 95. The final installment payment may be made at an earlier date if you tell us on the Policy Application. If you change the Policy Face Amount or the amount of any term insurance, we will automatically increase or decrease the IPA amount accordingly. In addition, if you increase the Policy Face Amount, you may request to change the percentage that will apply to the IPA and the lump sum Death Benefit proceeds. However, it is within our sole discretion to approve any requested change and the insured will be required to provide evidence of good health satisfactory to us. If, at the insured’s death, the Death Benefit proceeds are different than those shown on the Policy data pages, the lump sum amount and installment amount will be adjusted proportionately. If you add the IPA to your Policy and have taken an accelerated Death Benefit, a Long Term Care Agreement benefit, chronic illness benefit payment or a Policy loan, we will reduce the amount of the lump sum payment by the amount of the accelerated death benefit or Long Term Care Agreement benefit taken, and/or the amount of the Policy loan, plus unpaid interest. If the accelerated death benefit, chronic illness benefit payment, Long Term Care Agreement benefit taken and/or Policy loan, plus unpaid interest, reduces the lump sum payment to zero, we will further reduce the installment payment amounts by any remaining accelerated Death Benefit, chronic illness benefit payment, or Long Term Care Agreement benefit taken and/or any remaining Policy loan, plus unpaid interest. When we receive a claim for Death Benefit proceeds in Good Order, we will send the Beneficiary at the address we have on record a confirmation of the scheduled installment payments. The IPA will not affect the amount of the Death Benefit proceeds payable, it will only impact the manner in which those amounts are paid. We will send the Beneficiary a report each year telling them the amount of installment payments that are considered interest income. The IPA Agreement is designed to pay installment payments over a ten to thirty year period to a named Beneficiary. If that Beneficiary dies prior to his or her share of the Policy Death Benefit proceeds being paid in full, we will continue the installment payments to a successor Beneficiary, named by the initial Beneficiary. If no successor Beneficiary is named, or if no successor Beneficiary is living at the time of the initial Beneficiary’s death, we will pay the installment payments to the estate of the deceased Beneficiary. If there is no named Beneficiary at the Insured’s death, we will pay the installment payments to the Owner, or if the Owner and the Insured are the same, to the estate of the Insured. We may, at our own discretion, assess a lower cost of insurance charge against your Policy Accumulation Value if you elect the IPA. The lower cost of insurance charge is not guaranteed and may change at any time. This Agreement will terminate on the earlier of: (1)the date when your Policy terminates or is surrendered; (2)the death of the insured; or, (3)the Termination date shown on the Policy data pages. If the Policy to which the IPA is attached is reinstated in accordance with its provisions, the IPA must also be reinstated provided that the Policy Anniversary nearest the insured’s Age 95 has not occurred. You should consider adding the IPA if you would like your named Beneficiary to receive all or part of the Policy Death Benefit proceeds in installment payments over a period of up to thirty years. When deciding to add the IPA, you should keep in mind that the IPA is irrevocable, payments may be deferred for up to thirty years and interest on the Death Benefit proceeds that are subject to the IPA is set at one percent at issue. Purchasers that desire to maximize the Policy’s Accumulation Value may also want to consider adding the IPA because we may, but are not required to, reduce the cost of insurance charges while the insured is alive. There is no charge for the IPA. Note:  Any amounts paid that are in excess of your Accumulation Value under a supplemental benefit are subject to our financial strength and claims paying ability.Business Continuation Agreement.  The Business Continuation Agreement (“BCA”) is no longer available for sale. The BCA guarantees you the right to increase the Face Amount of this Policy, referred to as a new coverage layer, without evidence of insurability, at the death of a designated life. You should purchase the BCA if you believe that the future death of a designated life will result in your need for additional Death Benefit and you are concerned about the insured’s ability to qualify for additional insurance coverage because of health or lifestyle concerns. If you purchase the BCA and do not exercise the right to purchase additional coverage layers during an Option Period, you will still pay a charge for the BCA. The applicant will name the person or persons who will serve as the designated life in the Application for this Agreement. There may be as many as five designated lives and the person or persons named as designated lives must also be underwritten and approved for a separate life insurance policy at the time of your Application. A designated life may not be changed after the Policy is issued. The minimum amount of additional coverage layer available for each designated life is $5,000 and the maximum amount of additional coverage layer available is the lesser of $10,000,000 or two times the Face Amount of the base Policy on which the BCA is added. At the time the BCA is purchased, the Policy Owner will specify the amount of additional coverage layer that will be available upon the death of the designated life. In addition, at the time the BCA is issued, both the insured and each designated life will be required to provide us evidence of insurability satisfactory to us. The amount of the coverage layer for each designated life will begin to be phased out at the Policy Anniversary nearest to the insured’s Age 76. The phase out amount is equal to the maximum amount of additional coverage layer chosen for the designated life, multiplied by the percentage corresponding to the anniversary nearest the insured’s Age for each Policy Anniversary as shown in the following table:
Anniversary Nearest Insured’s Age	Percentage
Prior to Age 76	100%
Age 76	80%
Age 77	60%
Age 78	40%
Age 79	20%
Age 80	0%
At the death of a designated life, you may exercise the right to add an additional coverage layer to this policy during the ninety day period (“Option Period”) immediately following the date of the designated life’s death. You must notify us in writing that you are exercising your right to add a new coverage layer. We must also receive the following information, in Good Order, at our Home Office during the Option Period: (1)proof satisfactory to us of the designated life’s death; and (2)a completed Application for the new coverage layer. If the insured dies within the Option Period following the death of a designated life, but not simultaneously with the designated life, we will pay the maximum increase amount to the Beneficiary of this policy. If the insured and the designated life die at the same time, or under circumstances in which the order of death cannot be determined, we will pay one-half of the maximum increase amounts to the Beneficiary of this policy. If premiums or charges are being waived because the insured is totally disabled, the increase available will be limited to one-half of the maximum increase amount. For example, you and your spouse run a family owned business and in the event of one of your deaths, additional insurance protection would help the business continue in operation. If one of you purchases a Policy with a $1 million Face Amount and the BCA, you would have the option to purchase additional coverage between $5,000 and $2 million upon the other’s death, subject to the terms of the Agreement. The monthly charge shown for the BCA will apply from the time the BCA is added to the Policy until the date the Agreement terminates. The monthly charge for any designated life under the BCA will terminate as of the date of death of the designated life. The BCA will terminate at the earliest of the following events: (1)the date the policy is surrendered or terminated; or (2)the date we receive a Written Request to cancel the Agreement; or (3)the date of the death of the insured; or (4)the end of the Option Period following the death of the last designated life; or (5)the Policy Anniversary nearest the insured’s 80th birthday. The cost of the insurance charge for any additional coverage layer will be calculated using the insured’s Age and underwritten Risk Class for the Policy at the time the BCA was issued. If a coverage layer has been added after issuance of the Agreement at a more favorable Risk Class than the Policy coverage, the cost of the insurance charge for the new coverage layer will be calculated using the more favorable underwritten Risk Class. The additional cost of insurance and policy issue charges for any additional coverage layer will be deducted monthly from the Policy’s Accumulation Value. There is no requirement to pay additional premium when adding an additional coverage layer under the BCA. However, adding additional coverage layers will increase the cost of insurance charges and policy issue charges under the Policy and it may be necessary to pay additional premium to cover those increased cost of insurance charges. The cost of insurance charge and policy issue charge for each new coverage layer is separate from and in addition to the charge you pay for purchasing the BCA. The Policy change transaction charge and a new surrender charge and surrender charge period will apply to each new additional coverage layer. The monthly charge for any designated life under the BCA will terminate as of the next monthly anniversary after the death of the designated life. Any additional coverage layers purchased during an Option Period will continue after the Termination of the BCA, unless such additional coverage layer is subsequently reduced or eliminated at the request of the Policy Owner.Guaranteed Insurability Option for Business.  The Guaranteed Insurability Option for Business Agreement (“GIOB”) is no longer available for sale. The GIOB guarantees you the ability to purchase additional amounts of insurance coverage, which is also referred to as additional coverage layers, on the insured’s life on as many as five specified Option Dates without additional underwriting. You should purchase the GIOB if you believe that future changes in the insured’s life (e.g. death of a business partner, increase in business value) will result in your need for additional Death Benefit and you are concerned about the insured’s ability to qualify for additional coverage because of the health or lifestyle concerns. If you purchase the GIOB and do not exercise the right to purchase additional insurance coverage or Face Amounts on the exercise date, you will still pay a charge for the GIOB. The minimum amount of additional coverage layer available is $10,000 and the maximum amount of additional coverage layer available is the lesser of $200,000 or 20% of the Face Amount of the base Policy on which the GIOB is added. At the time the GIOB is purchased, the Policy Owner will specify the maximum amount of insurance coverage or additional coverage layer that may be added to the Policy on each specified Option Date, which must be between $100,000 and $200,000. If premiums or charges are being waived because the insured is totally disabled, the additional coverage layer increase available will be limited to one-half of the maximum you chose when you applied for the Policy. The GIOB is only available for insureds between the Ages of eighteen and fifty-two. The Policy Owner may purchase the GIOB at issue subject to underwriting of the insured. After August 22, 2015, the Policy Owner may also add the GIOB after the Policy is issued, subject to underwriting of the insured. The charge shown for the GIOB is a monthly charge and will apply from the time the GIOB is added to the Policy until the date the GIOB terminates. The GIOB will terminate on; (1)the last available Option Date (described below); or (2)the date the policy is surrendered or terminated; or (3)the date we receive your Written Request to cancel this Agreement; or (4)the date of the insured’s death. For example, you own a business with another individual, Individual A, and your business’ buy-sell agreement provides for the mandatory buyout of an owner’s equity in the business in the event of an owner’s death. Because the value of your business is increasing in value, you decide to purchase a Policy on the life of Individual A with a $500,000 Face Amount along with the GIOB to help fund the buyout in the event of Individual A’s death. At the time you purchase the Policy and GIOB, Individual A is 41 years old. Under the terms of the GIOB, you may purchase additional insurance coverage layers on the Option Dates where Individual A is 43, 46, 49, 52 and 55 years old. When you purchase the GIOB, you must select the amount of the additional coverage layers between $10,000, the minimum additional coverage layer under the GIOB, and $100,000, representing 20% of the $500,000 Face Amount. If you select $20,000 for each additional coverage layer, you will have the option to purchase $20,000 in additional coverage on each of the Option Dates described above for a total of$100,000 in additional coverage The GIOB charge varies based upon the insured’s Age and tobacco status. The charge for the GIOB will not be affected by the purchase of the additional coverage layer on a specified Option Date. The GIOB guarantees that the Policy Owner will be able to purchase an additional coverage layer on specified Option Dates. The specified Option Dates vary by Issue Age. On each available Option Date, the Policy Owner will be able to purchase an additional coverage layer up to the maximum amount elected under the GIOB. The following table shows the Option Dates available based upon the Age of the insured when the GIOB is issued:
Option Dates
Issue Age	22	25	28	31	34	37	40	43	46	49	52	55
18-21	√	√	√	√	√
22-24		√	√	√	√	√
25-27			√	√	√	√	√
28-30				√	√	√	√	√
31-33					√	√	√	√	√
34-36						√	√	√	√	√
37-39							√	√	√	√	√
40-42								√	√	√	√	√
43-45									√	√	√	√
46-48										√	√	√
49-51											√	√
52												√
Example: The Option Dates available for an Insured Age 35 are 37, 40, 43, 46, and 49. When you add a coverage layer, you are buying additional life insurance for which you will pay cost of insurance and policy issue charges. The cost of the insurance charge for any additional coverage layer will be calculated using the insured’s Age and underwritten Risk Class for the Policy at the time the GIOB was issued. If a coverage layer has been added after issuance of the Agreement at a more favorable Risk Class than the Policy coverage, the cost of the insurance charge for the new coverage layer will be calculated using the more favorable underwritten Risk Class. The additional cost of insurance and policy issue charges for any additional coverage layer will be deducted monthly from the Policy’s Accumulation Value. There is no requirement to pay additional premium when adding an additional layer under the GIOB. However, adding additional coverage layers will increase the cost of insurance charges and policy issue charges under the Policy and it may be necessary to pay additional premium to cover those increased cost of insurance charges. The cost of insurance charge and policy issue charge for each new coverage layer is separate from and in addition to the charge you pay for purchasing the GIOB. The Policy change transaction charge and a new surrender charge and surrender charge period will apply to each new additional coverage layer. The addition of an additional coverage layer under the Policy will not result in any other charges. The additional coverage layers purchased prior to Termination of the GIOB will continue after Termination of the GIOB, unless such additional coverage layer is subsequently reduced or eliminated at the request of the Policy Owner.Premium Deposit Agreement.  The Premium Deposit Agreement allows you to send us up to three payments to pay your annual premium for a period of two to ten years. For each PDA payment you give us, we may require you to pay an initial premium on the date you send us the PDA payment. The initial premium is not part of the PDA account and does not count towards the maximum of three payments into the PDA. The payments will be held in a Premium Deposit Account, a part of our General Account, and interest will be credited on those payments. We will credit an annual rate of interest at least equal to a minimum annual rate of interest of 0.50%, the PDA Minimum Rate, on each payment to the Premium Deposit Account for the duration the payment remains in the Premium Deposit Account. In our sole discretion, we may credit an annual rate of interest higher than the PDA Minimum Rate on payments to the Premium Deposit Account for the duration the payment remains in the Account. We will provide you with the current Premium Deposit Account interest rate upon request. The Premium Deposit Agreement is not subject to underwriting. You should consider adding this Agreement to your Policy if you want to only make three or fewer payments during the life of the Policy and would like us to automatically pay your Policy premiums for the periods you elect. There is no charge for this Agreement. Each year, we will withdraw a portion of the payment(s) held in a Premium Deposit Account and pay from our General Account interest credited on that amount to pay your annual premium. Amounts held in the Premium Deposit Account may only be used to pay Policy premiums. When you add the Premium Deposit Agreement to your Policy, we will send you a confirmation showing the annual withdrawal from the Premium Deposit Agreement account and the interest we will credit on that amount. The following example demonstrates how the Premium Deposit Agreement works: The Policy Owner requests the Premium Deposit Account and wishes to have 10 annual premium payments of $10,000 each. Assuming an interest rate of 2.75%, we would require a deposit into the Premium Deposit Account of $78,776.78. The initial $10,000 premium payment would need to be made in addition to the deposit into the Premium Deposit Account. The following chart depicts the withdrawals and interest earned for each Premium payment made from the Premium Deposit Amount:
Annual Premium Payment Year	Annual Premium to be Paid	Amount Withdrawn from PDA	Taxable Interest Earned
2	$10,000.00	$9,732.36	$267.64
3	$10,000.00	$9,471.88	$528.12
4	$10,000.00	$9,218.38	$781.62
5	$10,000.00	$8,971.66	$1,028.34
6	$10,000.00	$8,731.54	$1,268.46
7	$10,000.00	$8,497.85	$1,502.15
8	$10,000.00	$8,270.41	$1,729.59
9	$10,000.00	$8,049.06	$1,950.94
10	$10,000.00	$7,833.64	$2,166.36
On the first Policy Anniversary (the second Annual Premium Payment Year), we would withdraw $9,732.36 from the Premium Deposit Account and credit $267.64 in interest from our General Account to pay the annual premium of $10,000 ($9,732.36 + $267.64 = $10,000). The interest of $267.64 will be reported to the Policy Owner as taxable on an IRS Form 1099-INT. If you request a surrender of any amount held by us under the Premium Deposit Agreement, we will treat it as a request to surrender the Agreement and will refund all of the remaining balance in the Premium Deposit Account to you along with interest credited at the PDA Minimum Rate for the portion of each payment remaining in the Premium Deposit Account. Interest will be credited from the date of your payment to the Premium Deposit Account or if later, the date the premium payment for the immediately preceding Policy Anniversary was made from the Premium Deposit Account. We only pay interest from the immediately preceding Policy Anniversary date because the Policy Owner received an interest payment on the Premium Deposit Account money on that date. If the insured dies while the Policy and the Premium Deposit Account are in force, we will pay the Death Benefit payable under the Policy as well as any remaining balance in the Premium Deposit Account. We will pay you interest on that remaining balance, using the then current interest rate for the Premium Deposit Account. Interest will be credited from the date of your payment to the Premium Deposit Account or if later, the date the last premium payment was made from the Premium Deposit Account.Accelerated Death Benefit for Chronic Illness Agreement. The Accelerated Death Benefit for Chronic Illness Agreement is subject to underwriting approval and allows you to accelerate Death Benefits by receiving monthly chronic illness benefit payments upon the insured meeting certain eligibility requirements. To be eligible for benefits under this Agreement, the insured must be chronically ill. A chronically ill individual is one who has been certified by a licensed health care practitioner to be: (1) severely cognitively impaired or (2) unable to perform, without substantial assistance, at least 2 of the following activities of daily living: bathing, continence, dressing, eating, using the toilet facilities, or transferring (moving into or out of bed, chair, or wheelchair) for a period of at least 90 days. Finally, the insured must also meet a 90-day waiting period, referred to as an elimination period, in which the insured is chronically ill during the entire 90-day period. The elimination period has to be satisfied only once while this Agreement is in effect. The benefits paid under this Agreement are not intended to be “qualified long term care insurance” under federal tax law, and may be taxable to the Owner. See “Principal Risks of Investing in the Policy.” You should consult your tax advisor about the tax impact of purchasing this Agreement. We will consider Applications for the Agreement if the insured is chronically ill; however, it is unlikely that the insured’s evidence of insurability will be satisfactory for issuing the Agreement. This Agreement will be subject to the incontestability provisions of the Policy, which are described in your Policy and in the Statement of Additional Information. See “Statement of Additional Information.” You will select the maximum amount of Chronic Illness Death Benefit Amount that you want when you purchase this Agreement. The Chronic Illness Death Benefit Amount cannot be less than one hundred thousand dollars and cannot exceed the lesser of (i) the Policy Face Amount or (ii) five million dollars. You may also select either a two percent (2%) or four percent (4%) monthly benefit percentage that will be used to calculate your monthly benefit payment. For example, if you have a Policy with a $1 million Face Amount and the insured meets the requirements for being chronically ill, you can request to accelerate a portion of your Death Benefit. In this example, if you choose to accelerate $250,000 of the Death Benefit, the Policy’s Face Amount will be decreased by the accelerated amount. After receiving the $250,000 accelerated payment, your remaining Death Benefit would be $750,000, and you would continue to pay premiums and charges based on the new $750,000 Face Value instead of the original $1 million Face Value. The monthly charge for the Agreement is calculated by multiplying the monthly rate by the chronic illness Net Amount at Risk and dividing by one thousand. The chronic illness Net Amount at Risk is equal to the greater of i) zero or ii) an amount that is calculated monthly using the Chronic Illness Death Benefit Amount chosen by you when you purchase the Agreement. Chronic illness Net Amount at Risk is calculated by subtracting a portion of the Accumulation Value from the Chronic Illness Death Benefit Amount. The portion of Accumulation Value for this calculation is found by multiplying the Accumulation Value, as of the date we take the charge, by a fraction, the numerator of which is the Chronic Illness Death Benefit Amount and the denominator is the Policy Face Amount. If you decrease the Face Amount of the Policy, we may lower the amount of Chronic Illness Death Benefit Amount available under the Agreement. If the Policy’s Face Amount after the decrease is less than the Chronic Illness Death Benefit Amount before the face decrease, the Chronic Illness Death Benefit Amount will be equal to the new decreased Face Amount. If you request a partial surrender of your Accumulation Value, the Chronic Illness Death Benefit Amount is set equal to the Chronic Illness Death Benefit Amount that was in effect immediately prior to the partial surrender, multiplied by the ratio of the Death Benefit of the Policy (without regard to any Policy loan) after the partial surrender to the Death Benefit of the Policy (without regard to any policy loan) immediately prior to the partial surrender. For example, if the Policy Death Benefit is $1,000,000 and the Chronic Illness Death Benefit Amount is $500,000, a partial surrender of $100,000 would reduce the Chronic Illness Death Benefit Amount to $450,000, which is calculated as follows: Chronic Illness Death Benefit Amount before partial surrender ($500,000) multiplied by the ratio of the Death Benefit after partial surrender ($900,000) to the Death Benefit before partial surrender ($1,000,000) or $500,000 x $900,000/$1,000,000 = $500,000 x .90 = $450,000. The monthly charge for the Agreement will be affected by changes in the chronic illness Net Amount at Risk. A decrease in the Policy Face Amount will change the chronic illness Net Amount at Risk even if the Chronic Illness Death Benefit Amount does not change because the proportion of the Accumulation Value used to reduce the Chronic Illness Death Benefit Amount to calculate chronic illness Net Amount at Risk will change. For example, if the Policy Face Amount is $1,000,000, the Chronic Illness Death Benefit Amount is $500,000 and the Accumulation Value on the date of the Policy Face Amount reduction is $100,000, the chronic illness Net Amount at Risk is $450,000, calculated as follows: Chronic Illness Death Benefit Amount ($500,000) minus $50,000, which is the product of the Accumulation Value ($100,000) and the ratio of the Chronic Illness Death Benefit Amount to the Policy Face Value ($500,000/$1,000,000) or, $100,000 x .50 = $50,000. If the Policy Face Value is reduced to $750,000, the new chronic illness Net Amount at Risk will be $433,333, calculated as follows: Chronic Illness Death Benefit Amount ($500,000) minus $66,667, which is the product of the Accumulation Value ($100,000) and the ratio of the Chronic Illness Death Benefit Amount to the Policy Face Value ($500,000/$750,000), or $100,000 x .66667 = $66,667. The chronic illness Net Amount at Risk will not be impacted upon a partial surrender of the Accumulation Value. When you submit a request for benefits under this Agreement, we will determine the amount of your benefit as a monthly amount. The monthly chronic illness benefit payments will begin once an insured is determined to be eligible to receive benefits. In order to continue receiving benefits, we may require, no more frequently than annually, a recertification by a licensed health care practitioner, that the insured is either (1) cognitively impaired or (2) unable to do at least two of the following activities of daily living: bathing, continence, dressing, eating, using the toilet facilities, or transferring (moving into or out of bed, chair, or wheelchair). The maximum monthly benefit will be the lesser of: 1.The monthly benefit percentage you chose times the Chronic Illness Death Benefit Amount in effect; or 2.The per diem amount allowed by the Health Insurance Portability and Accountability Act times the number of days in the month. You may request to receive a monthly benefit less than the maximum we determine. Choosing a lesser amount could extend the length of the benefit period. If you request less than the maximum benefit, you may request that benefit amount be changed; however, we will never pay more than the maximum monthly benefit allowed under the Internal Revenue Code. We will continue to make benefit payments to you until: 100% of the Chronic Illness Death Benefit Amount has been paid, the insured is no longer eligible for the benefit, the Policy is surrendered, the Policy terminates when the Policy loan plus the unpaid Policy Loan Interest exceed the Accumulation Value, we receive a request to cancel this Agreement or the insured dies. If you have added the Agreement, when you make a claim and we make a chronic illness benefit payment, we will automatically transfer all of your Policy’s Accumulation Value that is in the Fixed Indexed Accounts and the Variable Account to the Guaranteed Interest Account. Transfers of Accumulation Value from the Fixed Indexed Accounts will occur at the end of any applicable Segment Term. You will not be allowed to transfer amounts into either of the Fixed Indexed Accounts or the Variable Account when benefits payments are being made under this Agreement. Although the allocation of your Accumulation Value in the Fixed Indexed Accounts or Variable Accounts to the Guaranteed Interest Account may have the effect of mitigating declines in your Policy Accumulation Value in the event of a significant decline in equity market valuations, doing so will also generally result in your Policy Accumulation Value increasing to a lesser degree than the equity markets when the value of equity investments rise. This may deprive you of the benefits of increases in equity market values under your Policy. We will waive the Agreement charges while benefits are being paid under the Agreement. However, other Policy charges will continue to be assessed against your Accumulation Value. If your Accumulation Value goes to zero while chronic illness benefit payments are being made under this Agreement, we will waive any additional Policy charges. While receiving chronic illness benefit payments, you may not increase the Policy Death Benefit, request a policy loan, partial surrenders from the Policy, or make any other transactions. When we make a chronic illness benefit payment under this Agreement, we will reduce the amount of the Death Benefit by the monthly payment. We will waive the Policy Transaction Charge for the Death Benefit change made as a result of a benefit payment under this Agreement. We will also reduce the Accumulation Value in proportion to the reduction in the Death Benefit. The Accumulation Value following a chronic illness benefit payment will equal the Accumulation Value immediately prior to the chronic illness benefit payment multiplied by a factor. This factor will equal the Policy Death Benefit (without regard to any outstanding Policy loan) following the payment of a chronic illness benefit payment divided by the Policy Death Benefit (without regard to any outstanding Policy loan) immediately prior to the chronic illness benefit payment. If the Policy has an outstanding loan, a proportionate amount of the loan will be repaid with the monthly benefit, which will reduce the amount you receive. This Agreement will terminate when i) we have paid the maximum Chronic Illness Death Benefit Amount, ii) the insured is no longer eligible for chronic illness benefit payments, iii) the Policy terminates due to the loan balance exceeding the Accumulation Value, iv) the Policy terminates due to the death of the insured, v) the Policy terminates upon a complete surrender of the Policy, vi) you terminate the Agreement by Written Request to our Home Office, vii) or your Policy otherwise terminates because a partial surrender or other reduction in Accumulation Value leaves the Policy with insufficient amounts to cover Policy charges on the next monthly Policy Anniversary. See “Termination” and “Partial Surrender.”
Benefits Available [Table Text Block]
Name of Benefit	Purpose	Is Benefit Standard or Optional	Brief Description of Restrictions/Limitations
Waiver of Premium Agreement	Provides monthly premium payments in the event of the insured’s total and permanent disability	Optional	●Subject to insured providing evidence of insurability ●Agreement only available at Policy issue
Waiver of Charges Agreement	Provides for waiver of monthly charges in the event of the insured’s total and permanent disability	Optional	No longer available to purchase
Children's Term Agreement	Provides fixed level term insurance for insured’s children	Optional	No longer available to purchase
Accelerated Death Benefit for Terminal Illness Agreement	Allows the Policy Owner to accelerate the Death Benefit in the event the insured is terminally ill	Optional
Term Insurance Agreement	Provides additional term insurance on the life of the insured	Optional	No longer available to purchase
Overloan Protection Agreement	Provides protection against Policy Termination in the event Policy Charges exceed the Policy Accumulation Value	Optional
●Policy Owner must
elect the Guideline
Premium Test
●Cannot have exercised
the Accelerated Death
Benefit for Terminal
Illness, or have waived
charges or Premiums
under the Waiver of
Premium or Waiver of
Charges Agreements

Name of Benefit	Purpose	Is Benefit Standard or Optional	Brief Description of Restrictions/Limitations
Early Values Agreement	While the Agreement is in effect, waives the Surrender Charge that would ordinarily apply to the Policy	Optional	Agreement only available at Policy issue
Guaranteed Insurability Option	Guarantees the Policy Owner the right to purchase additional amounts of insurance on the insured’s life without providing evidence of insurability	Optional	No longer available to purchase
Long Term Care Agreement (Issued 2025 or after)	Allows the Policy Owner to accelerate the Death Benefit in the event the insured meets the requirements for being chronically ill	Optional	●Available on or about June 30, 2025 ●Subject to insured providing evidence of insurability ●Agreement only available at Policy issue
Inflation Agreement	Allows for Cost of Living increases in the Face Amount of the Policy without providing evidence of the insured’s insurability	Optional	●Subject to insured providing evidence of insurability ●Insured must be under 60 years of age ●Agreement only available at Policy issue
Guaranteed Income Agreement	Allows the Policy Owner to receive guaranteed benefit payments while the insured is living	Optional
●Must elect the
guideline premium
test
●Policy must have been
in force for at least 10
years
●Insured must be
between 60 and 80
years of age
●Except for the Income
Protection Agreement,
no other agreements
may be in effect

Income Protection Agreement	An irrevocable settlement option that pays the Policy Death Benefit in installment payments equally over a period of up to thirty years	Optional	●Agreement only available at Policy issue ●Election of agreement is irrevocable
Name of Benefit	Purpose	Is Benefit Standard or Optional	Brief Description of Restrictions/Limitations
Business Continuation Agreement	Guarantees the Policy Owner the right to increase the Face Amount of the Policy upon the death of a designated person	Optional	No longer available to purchase
Guaranteed Insurability Option for Business Agreement	Guarantees a business Policy Owner the right to purchase additional amounts of insurance on the insured’s life on specified dates without providing evidence of insurability	Optional	No longer available to purchase
Premium Deposit Account Agreement	Provides the Policy Owner with an option to deposit funds into an account to ensure that planned Premium payments are made on the Policy Anniversary	Optional	May only have one Premium Deposit Account per Policy
Accelerated Death Benefit for Chronic Illness Agreement	Allows the Policy Owner to accelerate the Death Benefit in the event the insured meets the requirements for being chronically ill	Optional	●Subject to insured providing evidence of insurability ●Available only at Policy issue
Other Policy Features
Dollar Cost Averaging	Allows for allocation of money from the General Account to sub-accounts evenly over a period of time	Optional	Dollar cost averaging transfers will only take place on the Interim Account Transfer Date
Rebalancing	Automatically reallocates money among each of the chosen Sub-Accounts and/or the Guaranteed Interest Account on set dates throughout the year	Optional	Rebalancing is subject to our limitations on market-timing and frequent trading activities and Portfolio limitations on the frequent purchase and redemption of shares
Name of Benefit	Purpose	Is Benefit Standard or Optional	Brief Description of Restrictions/Limitations
Systematic Transfers
Automatically transfers
money from one
Sub-Account and/or the
Guaranteed Interest
Account to one or more
other Sub-Accounts, one
or more Fixed Indexed
Accounts and/or the
Guaranteed Interest
Account on specified
dates
		Optional	Systematic transfers are subject to our limitations on market-timing and frequent trading activities and Portfolio limitations on the frequent purchase and redemption of shares

Name of Benefit [Text Block]	Name of Benefit
Purpose of Benefit [Text Block]	Purpose
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	Brief Description of Restrictions/Limitations
Name of Benefit [Text Block]	Name of Benefit
Item 18. Portfolio Companies (N-6) [Text Block]	Appendix A — Portfolio Companies Available Under the Contract The following is a list of Portfolio Companies available under the Contract. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at www.securian.com/fd/products. You can also request this information at no cost by calling 1-844-208-2412 or by sending an email request to policyservices@securian.com. The current expenses and performance information below reflects fees and expenses of the Portfolio Companies, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio Company’s past performance is not necessarily an indication of future performance. [1]Current Expenses are each Fund's total annual operating expenses.[2]This Fund's Current Expenses reflect a temporary expense reimbursement or fee waiver arrangements that are in place and reported in the Fund's prospectus.*This Fund employs a managed volatility strategy.+Although the SFT Government Money Market Fund seeks to preserve its net asset value at $1.00, per share, it cannot guarantee it will do so. An investment in the SFT Government Money Market Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any government agency. The SFT Government Money Market Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the SFT Government Money Market Fund at any time. In addition, because of expenses incurred by sub-accounts in the Individual Variable Universal Life Account, during extended periods of low interest rates, the yield of the sub-account that invests in the SFT Government Money Market Fund may become extremely low and possibly negative.
Prospectuses Available [Text Block]	The following is a list of Portfolio Companies available under the Contract. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at www.securian.com/fd/products. You can also request this information at no cost by calling 1-844-208-2412 or by sending an email request to policyservices@securian.com. The current expenses and performance information below reflects fees and expenses of the Portfolio Companies, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio Company’s past performance is not necessarily an indication of future performance.
Portfolio Companies [Table Text Block]
Investment Objective	Portfolio Company and Adviser/Subadviser	Current Expenses[1]	Average Annual Total Returns (as of December 31, 2024)
			1 year	5 year	10 year
AB Variable Products Series Fund, Inc.
Seeks to maximize total return consistent with the Adviser's determination of reasonable risk.	Dynamic Asset Allocation Portfolio – Class B Shares* Investment Adviser: AllianceBernstein L.P.	1.10%[2]	10.43%	3.15%	3.82%
The Portfolio’s investment objective is long-term growth of capital.	International Value Portfolio – Class A Shares Investment Adviser: AllianceBernstein L.P.	0.90%[2]	5.07%	3.53%	3.25%
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Seeks capital appreciation.	Invesco Oppenheimer V.I. International Growth Fund – Series I Shares Investment Adviser: Invesco Advisers, Inc.	1.00%[2]	-1.67%	3.04%	4.41%
Long-term capital appreciation.	Invesco V.I. American Value Fund – Series I Shares Investment Adviser: Invesco Advisers, Inc.	0.89%	30.41%	13.69%	9.12%
Seeks capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.	Invesco V.I. Comstock Fund – Series I Shares Investment Adviser: Invesco Advisers, Inc.	0.76%	15.18%	11.59%	9.49%
Seeks capital appreciation.	Invesco V.I. Main Street Small Cap Fund® – Series I Shares Investment Adviser: Invesco Advisers, Inc.	0.86%	12.69%	10.49%	9.00%
ALPS Variable Investment Trust (Morningstar)
Seeks to provide investors with capital appreciation.	Morningstar Aggressive Growth ETF Asset Allocation Portfolio – Class I Shares Investment Adviser: ALPS Advisors, Inc. Subadviser: Morningstar Investment Management LLC	0.64%	14.85%	8.91%	8.31%
Investment Objective	Portfolio Company and Adviser/Subadviser	Current Expenses[1]	Average Annual Total Returns (as of December 31, 2024)
			1 year	5 year	10 year
Seeks to provide investors with capital appreciation and some current income.	Morningstar Balanced ETF Asset Allocation Portfolio – Class I Shares Investment Adviser: ALPS Advisors, Inc. Subadviser: Morningstar Investment Management LLC	0.61%	10.50%	5.82%	5.82%
Seeks to provide investors with current income and preservation of capital.	Morningstar Conservative ETF Asset Allocation Portfolio – Class I Shares Investment Adviser: ALPS Advisors, Inc. Subadviser: Morningstar Investment Management LLC	0.59%[2]	5.52%	2.01%	2.76%
Seeks to provide investors with capital appreciation.	Morningstar Growth ETF Asset Allocation Portfolio – Class I Shares Investment Adviser: ALPS Advisors, Inc. Subadviser: Morningstar Investment Management LLC	0.62%	12.88%	7.59%	7.27%
Seeks to provide investors with current income and capital appreciation.	Morningstar Income and Growth ETF Asset Allocation Portfolio – Class I Shares Investment Adviser: ALPS Advisors, Inc. Subadviser: Morningstar Investment Management LLC	0.60%[2]	8.20%	4.08%	4.38%
American Funds Insurance Series®
The fund’s investment objective is to provide you, over the long term, with a high level of total return consistent with prudent investment management. Total return comprises the income generated by the fund and the changes in the market value of the fund’s investments.	Capital World Bond Fund – Class 1 Shares Investment Adviser: Capital Research and Management Company	0.48%	-2.76%	-2.16%	0.16%
The fund’s investment objective is to provide long-term growth of capital.	Global Small Capitalization Fund – Class 1 Shares Investment Adviser: Capital Research and Management Company	0.65%[2]	2.59%	3.26%	6.07%
The fund’s investment objective is to provide growth of capital.	Growth Fund – Class 1 Shares Investment Adviser: Capital Research and Management Company	0.34%	31.96%	19.12%	16.88%
The fund’s investment objectives are to achieve long-term growth of capital and income.	Growth-Income Fund – Class 1 Shares Investment Adviser: Capital Research and Management Company	0.28%	24.55%	13.30%	12.49%
The fund’s investment objective is to provide long-term growth of capital.	International Fund – Class 1 Shares Investment Adviser: Capital Research and Management Company	0.53%	3.40%	1.48%	4.27%
Investment Objective	Portfolio Company and Adviser/Subadviser	Current Expenses[1]	Average Annual Total Returns (as of December 31, 2024)
			1 year	5 year	10 year
The fund’s investment objective is long-term capital appreciation.	New World Fund® – Class 1 Shares Investment Adviser: Capital Research and Management Company	0.57%[2]	6.86%	4.80%	6.49%
The fund’s investment objective is to provide a high level of current income consistent with prudent investment risk and preservation of capital.	U.S. Government Securities Fund – Class 1 Shares Investment Adviser: Capital Research and Management Company	0.25%[2]	0.99%	0.39%	1.36%
BlackRock Variable Series Funds, Inc.
Seeks to match the performance of the MSCI EAFE Index (Europe, Australasia, Far East) (the “MSCI EAFE Index” or the “Underlying Index”) in U.S. dollars with net dividends as closely as possible before the deduction of Fund expenses.	BlackRock International Index V.I. Fund – Class I Shares Investment Adviser: BlackRock Advisors, LLC	0.27%[2]	3.43%	4.70%	5.14%
Seeks to match the performance of the Russell 2000® Index (the “Russell 2000” or the “Underlying Index”) as closely as possible before the deduction of Fund expenses.	BlackRock Small Cap Index V.I. Fund – Class I Shares Investment Adviser: BlackRock Advisors, LLC	0.22%[2]	11.31%	7.24%	7.61%
Fidelity® Variable Insurance Products Funds
Seeks to provide investment results that correspond to the aggregate price and interest performance of the debt securities in the Bloomberg Barclays U.S. Aggregate Bond Index.	Bond Index Portfolio – Initial Class Shares Investment Adviser: Fidelity Management & Research Company LLC (FMR) Subadviser: Other investment advisers serve as sub-advisers for the fund.	0.14%	1.21%	-0.46%
Seeks reasonable income and the potential for capital appreciation. The fund’s goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor’s 500SM Index (S&P 500®).	Equity-Income Portfolio – Initial Class Shares Investment Adviser: Fidelity Management & Research Company LLC (FMR) Subadviser: Other investment advisers serve as sub-advisers for the fund.	0.47%	15.35%	10.08%	9.21%
Seeks long-term growth of capital.	Mid Cap Portfolio – Initial Class Shares Investment Adviser: Fidelity Management & Research Company LLC (FMR) Subadviser: Other investment advisers serve as sub-advisers for the fund.	0.57%	17.49%	11.34%	9.21%
Franklin Templeton Variable Insurance Products Trust
Seeks long-term total return.	Franklin Small Cap Value VIP Fund – Class 1 Shares Investment Adviser: Franklin Mutual Advisers, LLC	0.65%[2]	12.01%	8.63%	8.44%
Investment Objective	Portfolio Company and Adviser/Subadviser	Current Expenses[1]	Average Annual Total Returns (as of December 31, 2024)
			1 year	5 year	10 year
Ivy Variable Insurance Portfolios
To seek to provide total return.	Macquarie VIP Asset Strategy Series – Service Class Shares Investment Adviser: Delaware Management Company Subadviser: Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Global Limited, and Macquarie Investment Management Europe Limited	0.85%[2]	12.44%	6.56%	5.27%
To seek to provide capital growth and appreciation.	Macquarie VIP Core Equity Series – Service Class Shares Investment Adviser: Delaware Management Company Subadviser: Macquarie Funds Management Hong Kong Limited and Macquarie Investment Management Global Limited	0.95%[2]	25.69%	14.99%	12.09%
To seek to provide growth of capital.	Macquarie VIP Global Growth Series – Service Class Shares Investment Adviser: Delaware Management Company Subadviser: Macquarie Funds Management Hong Kong Limited and Macquarie Investment Management Global Limited	1.04%[2]	17.08%	10.48%	9.27%
To seek to provide capital growth and appreciation.	Macquarie VIP International Core Equity Series– Service Class Shares Investment Adviser: Delaware Management Company Subadviser: Macquarie Funds Management Hong Kong Limited and Macquarie Investment Management Global Limited	1.11%[2]	3.79%	4.71%	4.24%
To seek to provide growth of capital.	Macquarie VIP Mid Cap Growth Series – Service Class Shares Investment Adviser: Delaware Management Company Subadviser: Macquarie Funds Management Hong Kong Limited and Macquarie Investment Management Global Limited	1.10%[2]	2.20%	7.96%	9.88%
Investment Objective	Portfolio Company and Adviser/Subadviser	Current Expenses[1]	Average Annual Total Returns (as of December 31, 2024)
			1 year	5 year	10 year
To seek to provide growth of capital.	Macquarie VIP Science and Technology Series – Service Class Shares Investment Adviser: Delaware Management Company Subadviser: Macquarie Funds Management Hong Kong Limited and Macquarie Investment Management Global Limited	1.16%	30.59%	14.05%	13.54%
To seek to provide capital appreciation.	Macquarie VIP Smid Cap Core Series – Service Class Shares Investment Adviser: Delaware Management Company Subadviser: Macquarie Funds Management Hong Kong Limited and Macquarie Investment Management Global Limited	1.18%	14.26%	7.79%	8.41%
To seek to provide total return consistent with a moderate level of risk as compared to the other Ivy VIP Pathfinder Managed Volatility Portfolios, while seeking to manage volatility of investment return.	Macquarie VIP Pathfinder Moderate - Managed Volatility Series – Service Class Shares* Investment Adviser: Delaware Management Company Subadviser: Securian Asset Management, Inc., Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Global Limited, and Macquarie Investment Management Europe Limited	1.10%[2]	7.92%	5.66%	5.52%
Janus Aspen Series
Seeks long-term capital growth, consistent with preservation of capital and balanced by current income.	Janus Henderson Balanced Portfolio – Institutional Shares Investment Adviser: Janus Henderson Investors US LLC	0.62%	15.43%	8.33%	8.66%
Seeks to obtain maximum total return, consistent with preservation of capital.	Janus Henderson Flexible Bond Portfolio – Institutional Shares Investment Adviser: Janus Henderson Investors US LLC	0.57%[2]	1.96%	0.34%	1.62%
Seeks long-term growth of capital.	Janus Henderson Forty Portfolio – Institutional Shares Investment Adviser: Janus Henderson Investors US LLC	0.58%	28.47%	15.40%	15.65%
Seeks capital appreciation.	Janus Henderson Mid Cap Value Portfolio – Institutional Shares Investment Adviser: Janus Henderson Investors US LLC	0.93%	13.11%	7.14%	7.60%
Seeks long-term growth of capital.	Janus Henderson Overseas Portfolio – Institutional Shares Investment Adviser: Janus Henderson Investors US LLC	0.88%	5.84%	7.21%	5.55%
Investment Objective	Portfolio Company and Adviser/Subadviser	Current Expenses[1]	Average Annual Total Returns (as of December 31, 2024)
			1 year	5 year	10 year
Legg Mason Partners Variable Equity Trust
Seeks long-term growth of capital.	ClearBridge Variable Small Cap Growth Portfolio – Class I Shares Investment Adviser: Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	0.80%	4.50%	5.39%	7.93%
Lincoln Variable Insurance Products Trust
Seeks capital growth in common stocks. Income is a secondary objective.	LVIP American Century Disciplined Core Value - Standard Class II Shares Investment Adviser: Lincoln Financial Investments Corporation Subadviser: American Century Investment Management, Inc.	0.71%[2]	13.09%	8.19%	8.24%
Seeks capital growth.	LVIP American Century Inflation Protection - Standard Class II Shares Investment Adviser: Lincoln Financial Investments Corporation Subadviser: American Century Investment Management, Inc.	0.47%[2]	1.82%	1.47%	1.98%
MFS® Variable Insurance Trust
To seek capital appreciation.	MFS® Mid Cap Growth Series – Initial Class Investment Adviser: Massachusetts Financial Services Company	0.80%[2]	14.72%	9.10%	11.70%
MFS® Variable Insurance Trust II
To seek capital appreciation.	MFS® International Intrinsic Value Portfolio – Initial Class Investment Adviser: Massachusetts Financial Services Company	0.89%[2]	7.25%	5.15%	7.53%
Morgan Stanley Variable Insurance Fund, Inc.
Seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries.	Emerging Markets Equity Portfolio – Class II Shares Investment Adviser: Morgan Stanley Investment Management Inc. Subadviser: Morgan Stanley Investment Management Company	1.30%[2]	7.72%	1.23%	3.03%
Neuberger Berman Advisers Management Trust
The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund’s environmental, social and governance (ESG) criteria.	Neuberger Berman AMT Sustainable Equity Portfolio – I Class Shares Investment Adviser: Neuberger Berman Investment Advisers LLC	0.89%	25.84%	13.97%	11.44%
Investment Objective	Portfolio Company and Adviser/Subadviser	Current Expenses[1]	Average Annual Total Returns (as of December 31, 2024)
			1 year	5 year	10 year
Northern Lights Variable Trust (TOPS)
Seeks to provide income and capital appreciation with less volatility than the fixed income and equity markets as a whole.	TOPS® Managed Risk Flex ETF Portfolio* Investment Adviser: Valmark Advisers, Inc. Subadviser: Milliman Financial Risk Management LLC	0.95%	6.19%	3.13%	3.34%
PIMCO Variable Insurance Trust
Seeks to maximize risk-adjusted total return relative to a blend of 60% MSCI World Index 40% Bloomberg Barclays U.S. Aggregate Index.	PIMCO VIT Global Diversified Allocation Portfolio – Advisor Class Shares* Investment Adviser: Pacific Investment Management Company LLC (“PIMCO”)	1.28%[2]	9.02%	3.12%	4.36%
Seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged) – Advisor Class Shares Investment Adviser: Pacific Investment Management Company LLC (“PIMCO”)	1.11%	5.36%	1.24%	2.41%
Seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO VIT Low Duration Portfolio – Institutional Class Shares Investment Adviser: Pacific Investment Management Company LLC (“PIMCO”)	0.52%	4.65%	1.23%	1.43%
Seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO VIT Total Return Portfolio – Institutional Class Shares Investment Adviser: Pacific Investment Management Company LLC (“PIMCO”)	0.64%	2.69%	0.12%	1.69%
Putnam Variable Trust
Seeks capital appreciation.	Putnam VT International Equity Fund – Class IA Shares Investment Adviser: Putnam Investment Management, LLC Subadviser: Franklin Advisers, Inc.	0.83%	3.24%	5.14%	5.00%
Seeks capital growth. Current income is a secondary objective.	Putnam VT International Value Fund – Class IA Shares Investment Adviser: Putnam Investment Management, LLC Subadviser: Franklin Advisers, Inc.	0.82%	5.44%	7.08%	5.72%
Seeks capital appreciation.	Putnam VT Large Cap Growth Fund – Class IA Shares Investment Adviser: Putnam Investment Management, LLC Subadviser: Franklin Advisers, Inc.	0.64%	33.71%	18.21%	16.51%
Investment Objective	Portfolio Company and Adviser/Subadviser	Current Expenses[1]	Average Annual Total Returns (as of December 31, 2024)
			1 year	5 year	10 year
Seeks capital growth and current income.	Putnam VT Large Cap Value Fund – Class IA Shares Investment Adviser: Putnam Investment Management, LLC Subadviser: Franklin Advisers, Inc.	0.55%	19.46%	12.73%	11.16%
Securian Funds Trust
Seeks to maximize risk-adjusted total return relative to its blended benchmark index comprised of 60% S&P 500 Index and 40% Bloomberg Barclays U.S. Aggregate Bond Index (the Benchmark Index).	SFT Balanced Stabilization Fund* Investment Adviser: Securian Asset Management, Inc.	0.97%	13.53%	7.54%	7.67%
Seeks as high a level of a long-term total rate of return as is consistent with prudent investment risk. The Portfolio also seeks preservation of capital as a secondary objective.	SFT Core Bond Fund – Class 1 Shares Investment Adviser: Metropolitan West Asset Management, LLC (MetWest)	0.53%	0.99%	-0.32%	1.65%
Seeks to provide growth of capital.	SFT Macquarie Growth Fund (Formerly SFT Delaware IvySM Growth Fund) Investment Adviser: Securian Asset Management, Inc. Subadviser: Delaware Investments Fund Advisers	0.95%	23.95%	16.23%	15.20%
Seeks to provide growth of capital.	SFT Macquarie Small Cap Growth Fund (Formerly SFT Delaware IvySM Small Cap Growth Fund) Investment Adviser: Securian Asset Management, Inc. Subadviser: Delaware Investments Fund Advisers	1.31%	14.12%	6.05%	8.82%
Seeks to maximize risk-adjusted total return relative to its blended benchmark index, comprised of 60% S&P 500 Low Volatility Index, 20% S&P BMI International Developed Low Volatility Index and 20% Bloomberg Barclays U.S. 3 Month Treasury Bellwether Index (the Benchmark Index).	SFT Equity Stabilization Fund* Investment Adviser: Securian Asset Management, Inc.	1.07%	9.89%	2.58%
Seeks maximum current income to the extent consistent with liquidity and the preservation of capital.+	SFT Government Money Market Fund Investment Adviser: Securian Asset Management, Inc.	0.68%	4.61%	2.06%	1.31%
Seeks investment results generally corresponding to the aggregate price and dividend performance of the publicly traded common stocks that comprise the Standard & Poor’s 400 MidCap Index (the S&P 400).	SFT Index 400 Mid-Cap Fund – Class 1 Shares Investment Adviser: Securian Asset Management, Inc.	0.31%	13.58%	9.96%	9.34%
Investment Objective	Portfolio Company and Adviser/Subadviser	Current Expenses[1]	Average Annual Total Returns (as of December 31, 2024)
			1 year	5 year	10 year
Seeks investment results that correspond generally to the price and yield performance of the common stocks included in the Standard & Poor’s 500 Composite Stock Price Index (the S&P 500).	SFT Index 500 Fund – Class 1 Shares Investment Adviser: Securian Asset Management, Inc.	0.18%	24.75%	14.28%	12.86%
Seeks above average income and long-term growth of capital.	SFT Real Estate Securities Fund – Class 1 Shares Investment Adviser: Cohen & Steers	0.96%	6.42%	4.42%	5.52%
Seeks to provide long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.	SFT T. Rowe Price Value Fund Investment Adviser: Securian Asset Management, Inc. Subadviser: T. Rowe Price Associates, Inc.	0.99%	14.63%	10.02%	8.93%
Seeks growth of capital.	SFT Wellington Core Equity Fund – Class 1 Shares Investment Adviser: Securian Asset Management, Inc. Subadviser: Wellington Management Company LLP	0.78%	25.34%	12.46%	11.77%
T. Rowe Price Equity Series, Inc.
Seeks long-term capital appreciation.	T. Rowe Price Health Sciences Portfolio – II Class Investment Adviser: T. Rowe Price Associates, Inc.	1.10%	1.42%	5.81%	8.20%
Vanguard® Variable Insurance Fund
Seeks long-term capital appreciation and reasonable current income.	Balanced Portfolio Investment Adviser: Wellington Management Company LLP	0.21%	14.80%	8.18%	8.37%
Seeks long-term capital appreciation.	Capital Growth Portfolio Investment Adviser: PRIMECAP Management Company	0.34%	13.41%	11.86%	12.37%
Seeks long-term capital appreciation and income.	Diversified Value Portfolio Investment Adviser: Hotchkis and Wiley Capital Management, LLC and Lazard Asset Management LLC	0.29%	14.89%	12.24%	9.76%
Seeks above-average level of current income and reasonable long-term capital appreciation.	Equity Income Portfolio Investment Adviser: Wellington Management Company LLP	0.29%	15.12%	9.85%	9.89%
Seeks high level of current income.	High Yield Bond Portfolio Investment Adviser: Wellington Management Company LLP	0.24%	6.30%	3.37%	4.53%
Seeks long-term capital appreciation.	International Portfolio Investment Adviser: Schroder Investment Management North America, Inc. and Baillie Gifford Overseas Ltd	0.33%	9.01%	6.27%	8.40%
Investment Objective	Portfolio Company and Adviser/Subadviser	Current Expenses[1]	Average Annual Total Returns (as of December 31, 2024)
			1 year	5 year	10 year
Seeks current income while maintaining limited price volatility.	Short-Term Investment-Grade Portfolio Investment Adviser: The Vanguard Group, Inc.	0.14%	4.89%	1.97%	2.24%
Seeks long-term capital appreciation.	Small Company Growth Portfolio Investment Adviser: ArrowMark Colorado Holdings, LLC and The Vanguard Group, Inc.	0.29%	11.38%	6.96%	8.66%
Seeks to track the performance of a broad, market-weighted bond index.	Total Bond Market Index Portfolio Investment Adviser: The Vanguard Group, Inc.	0.14%	1.24%	-0.39%	1.25%
Seeks to track the performance of a benchmark index that measures the investment return of the overall stock market.	Total Stock Market Index Portfolio Investment Adviser: The Vanguard Group, Inc.	0.13%	23.71%	13.67%	12.37%

Portfolio Company Objective [Text Block]	Investment Objective
Temporary Fee Reductions, Current Expenses [Text Block]	This Fund's Current Expenses reflect a temporary expense reimbursement or fee waiver arrangements that are in place and reported in the Fund's prospectus.
ML Premier Variable Universal Life | SubAccountInvestmentRiskMember
Prospectus:
Principal Risk [Text Block]	Sub-Account Investment Risk. Your Accumulation Value under the Policy, to the extent invested in the Sub-Accounts of the Variable Account, has no guaranteed minimum value. Therefore, you bear the risk that any adverse investment performance in the Sub-Accounts may reduce your Accumulation Value under the Policy. You are also subject to the risk that the investment performance of the Sub-Accounts you select may be less favorable than that of other Sub-Accounts, and in order to keep the Policy in force you may be required to pay more premiums than originally planned. Additionally, you could lose money you have invested in the Policy due to poor investment performance of the Sub-Accounts. The Policy also offers you the opportunity to have your Accumulation Value increase more rapidly than it would under comparable fixed life insurance by virtue of favorable investment performance. The Death Benefit may also increase and decrease with investment experience.
ML Premier Variable Universal Life | PortfolioRisksMember
Prospectus:
Principal Risk [Text Block]	Portfolio Risks. There is no assurance that any Portfolio will achieve its stated investment objective. A comprehensive discussion of the risks of each Portfolio may be found in each Portfolio’s prospectus. Please refer to the Portfolios’ prospectuses for more information. The amounts you invest in a particular Portfolio are not guaranteed and, because both principal and any return on the investment are subject to market risk, you can lose money by investing in the Portfolios.
ML Premier Variable Universal Life | RisksAssociatedwithCertainFundsMember
Prospectus:
Principal Risk [Text Block]	Risks Associated with Certain Funds. Certain Funds use managed volatility strategies to help limit the Fund’s overall volatility and reduce the effects of significant market downturns during periods of high equity market volatility. The managed volatility strategy could also limit a Fund’s ability to participate in rising equity markets compared to otherwise similar Funds that do not use a managed volatility strategy. Because the use of a managed volatility strategy may, in some markets, suppress the investment performance of a Fund compared to other similar Funds that do not employ such a strategy, investment in a Fund could limit the growth of Accumulation Value under the Policy.
ML Premier Variable Universal Life | FixedIndexedAccountsMember
Prospectus:
Principal Risk [Text Block]	Fixed Indexed Accounts. The interest credited under the Fixed Indexed Accounts will vary in part depending upon the performance of an underlying Index. For Indexed Account A, Indexed Account B, Indexed Account G and the Optimizer 2 Indexed Account, if the underlying Index declines or does not change in a given year, you bear the risk that no Index Credits will be added to your Accumulation Value in an Indexed Account Segment at the end of the Index Credit Term. You also bear the risk that sustained declines in the underlying Index may result in Index Credits not being credited to your Accumulation Value for a prolonged period of time and you may need to increase your premium payments in order to keep the Policy in force. Conversely, if the investment performance of the underlying Index exceeds the Growth Cap for the Segment, the Index Credits credited to your Accumulation Value would be limited to the Growth Cap for that Segment multiplied by the Participation Rate which may be less than the increase in the underlying Index over the Segment Term. In addition, the amount of any partial surrender or deduction of monthly policy charges from a Segment prior to the end of the Index Credit Term will not receive an Index Credit. We manage our obligation to credit Index Credits in part by purchasing call options on the Index and by prospectively adjusting the Growth Cap and/or Participation Rate on Segment Dates to reflect changes in the costs of purchasing such call options (the price of call options vary with market conditions). In certain cases, we may reduce the Growth Cap for a future Index Credit Term for any Indexed Account. If we do so, the amount of the Index Credit which you may have otherwise have received would be reduced. Although the Growth Cap may not be less than the guaranteed minimum Growth Cap, it is within our sole discretion to set the Growth Cap for any indexed Segment. We may, at our sole discretion, change the Participation Rate for future Index Credit Terms on amounts allocated to Indexed Account G and the Optimizer 2 Indexed Account. If we do so, the amount of the Index Credit which you may have otherwise have received could be reduced. It is within our sole discretion to change the current Participation Rate for Indexed Account G and the Optimizer 2 Indexed Account; however, for Indexed Account G it will never be less than 30% or greater than 200%, and for Optimizer 2 Indexed Account it will never be less than 50% or greater than 150%. There is no guarantee that the underlying Indices will be available during the entire time you own your Policy. If an Index is discontinued or we are unable to utilize it, we may substitute a successor index of our choosing. If we do so, the performance of the new index may differ from the currently available underlying Indices. This, in turn, may affect the Index Credits you earn. There is no guarantee that we will continue to offer the Fixed Indexed Accounts during the entire time you own your Policy. We may discontinue offering any or all of the Fixed Indexed Accounts at any time. If we discontinue offering any or all of the Fixed Indexed Accounts, you may transfer Accumulation Value from the Fixed Indexed Accounts to any other investment options available under the Policy. If you do not do so, your Accumulation Value in the Fixed Indexed Account will be reallocated to the Guaranteed Interest Account. Allocating Net Premiums or Accumulation Value to one or all of the Fixed Indexed Accounts is not equivalent to investing in the underlying stocks comprising the underlying Indices. You will have no ownership rights in the underlying stocks comprising the Index, such as voting rights, dividend payments, or other distributions. Also, we are not affiliated with the Index or the underlying stocks comprising the Index. Consequently, the Index and the issuers of the underlying stocks comprising the Index have no involvement with the Policy. If you surrender your Policy before the end of an Index Credit Term, no Index Credit will be credited to your Accumulation Value in that Index Credit Term. See also the Fixed Indexed Accounts section of the General Description of the Policy portion of this prospectus for information on Growth Caps and Participation Rates that apply to the Fixed Indexed Accounts.
ML Premier Variable Universal Life | PolicyLoanRisksMember
Prospectus:
Principal Risk [Text Block]	Policy Loan Risks. A Policy loan, whether or not repaid, will affect the value of your Policy over time because the amounts borrowed do not participate in the investment performance of the Sub-Accounts. In addition, a charge is deducted from your Accumulation Value each month while there is a Policy loan outstanding. The Death Benefit is reduced by the amount of any outstanding Policy indebtedness. If you surrender the Policy or allow it to lapse while a Policy loan is outstanding, the amount of the Policy loan, to the extent it has not previously been taxed, will be considered as an amount you received and taxed accordingly. Policy indebtedness reduces the Surrender Value and increases the risk that your Policy will lapse.
ML Premier Variable Universal Life | PolicyTerminationMember
Prospectus:
Principal Risk [Text Block]	Policy Termination. There is the risk that the Policy may terminate or lapse. If your Policy terminates or lapses, all of the Agreements added to the Policy will also terminate or lapse. Policy Termination will occur when there is no Accumulation Value, or the Policy loan amount (plus accrued interest) equals the Accumulation Value, and you do not make the required payment during the Grace Period. You may reinstate a terminated or lapsed Policy, subject to certain conditions. Policy loans may increase the risk that the Policy will terminate or lapse. If a Policy terminates or lapses with an outstanding Policy loan, there may be significant adverse tax consequences to the Owner. See “Policy Premiums.”
ML Premier Variable Universal Life | FeesandExpensesMember
Prospectus:
Principal Risk [Text Block]	Fees and Expenses. Certain fees and expenses are currently assessed at less than their maximum levels. We may increase these current charges in the future up to the maximum levels. If fees and expenses are increased, you may need to increase the amount and/or frequency of premiums to keep the Policy in force. The deduction of monthly Policy charges will reduce your Accumulation Value. The Policy may also be unsuitable as a short-term savings vehicle due to the costs of insurance and expenses charged. Furthermore, Sub-Account values could decline depending upon changes in the Underlying Funds. Depending upon the timing of withdrawals, Owners could lose all or part of their premium payments.
ML Premier Variable Universal Life | RisksAssociatedwiththeGeneralAccountMember
Prospectus:
Principal Risk [Text Block]	Risks Associated with the General Account. The Guaranteed Interest Account, the Fixed Indexed Accounts and the Fixed Loan Account are part of our General Account. Our General Account consists of all assets owned by us other than those in the Variable Account and any other separate accounts which we may establish. Investors look to the financial strength of Minnesota Life for its insurance guarantees. Guarantees provided by Minnesota Life as to the benefits promised in the contract, such as payment of the Death Benefit, are subject to the claims paying ability of Minnesota Life and are subject to the risk that Minnesota Life may default on its obligations under those guarantees.
ML Premier Variable Universal Life | AccesstoCashValuesthroughPartialSurrendersandWithdrawalsMember
Prospectus:
Principal Risk [Text Block]	Access to Cash Values through Partial Surrenders and Withdrawals. You should purchase the Policy only if you have the financial ability to keep it in force for a substantial period of time. You should not purchase the Policy if you intend to surrender all or part of your Policy in the near future. Your ability to access the Policy’s Accumulation Value is subject to limitations on amounts that may be withdrawn.
ML Premier Variable Universal Life | SurrenderandPartialSurrendersMember
Prospectus:
Principal Risk [Text Block]	Surrender and Partial Surrenders. Surrendering your Policy or taking partial surrenders may have significant tax consequences. If you Surrender your Policy, you may be assessed a Surrender Charge, which may be significant, unless the Early Values Agreement is in effect. A partial surrender will be subject to a transaction charge equal to the lesser of $25 or 2 percent of the amount of the partial surrender. A partial surrender will reduce the Accumulation Value and will reduce the Death Benefit and increase the risk of Termination. See “Federal Tax Status.”
ML Premier Variable Universal Life | QualificationasLifeInsuranceMember
Prospectus:
Principal Risk [Text Block]	Qualification as Life Insurance. We believe that a Policy issued on the basis of a standard Underwriting Class should qualify as life insurance under the Code. However, due to lack of guidance in this area, it is not clear whether a Policy issued on a sub-standard basis would qualify. A Policy may also fail to qualify as life insurance under the Code if too much premium is paid into the Policy or the diversification and investor control requirements are not met for investments in the Variable Account. Failure to qualify would mean that the death proceeds would be included in the Beneficiary’s gross income for federal income tax purposes, and that the Accumulation Value would be constructively received before it is actually received. Depending upon the amount of assets in and the level of estate planning undertaken with regard to the Policy Owner’s estate, there is also a risk that the Death Benefit payable under this Policy may be subject to estate taxation. See the “Policy Premiums” and “Federal Tax Status.”
ML Premier Variable Universal Life | ModifiedEndowmentContractStatusMember
Prospectus:
Principal Risk [Text Block]	Modified Endowment Contract Status. It is possible that a Policy qualifying as life insurance will be treated as a MEC, depending on how rapidly the Policy is funded. A MEC is treated as life insurance with respect to the tax treatment of death proceeds and the tax-free inside build-up of yearly Accumulation Value increases. However, any amounts you receive, such as loans or amounts received from partial or total surrender of the Policy are includable in gross income on an income-first basis. With certain exceptions, the tax treatment includes a ten percent additional income tax imposed on the portion of any distribution taken before age 59½ that is included in income. See “Federal Tax Status.”
ML Premier Variable Universal Life | IncomeProtectionAgreementRiskMember
Prospectus:
Principal Risk [Text Block]	Income Protection Agreement. You may add the Income Protection Agreement (“IPA”) to your Policy, which provides for an irrevocable election to have a portion of the Policy Death Benefit payable in installments up to a 30 year period, not to extend beyond the date the insured would have reached Age 95. In return, we may reduce the amount of the Policy’s cost of insurance charges while the insured is alive; however, we are not required to do so. The IPA installment payments will earn interest at 1% over the payment term, which may be below the market rate of interest.
ML Premier Variable Universal Life | Risk of Loss [Member]
Prospectus:
Risk [Text Block]	You have the risk that you can lose money by investing in the Policy.
ML Premier Variable Universal Life | Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]	The Policy is not a short-term investment and may not be appropriate for Policy Owners who need ready access to cash. The Policy combines both life insurance protection and the potential for the accumulation of cash values; however, it contains costs, such as cost of insurance, surrender charges, and other expenses that, in the short term, may reduce the amount of Accumulation Value available to the Policy Owner.
ML Premier Variable Universal Life | Investment Options Risk [Member]
Prospectus:
Risk [Text Block]	The Policy Accumulation Value, to the extent invested in a Sub-Account, is subject to the risk of poor investment performance and can vary with the positive or negative investment experience of the corresponding Portfolio. Each investment option, including any of the Variable Account Sub-Accounts, the Guaranteed Interest Account, or the Fixed Indexed Accounts, will each have its own unique risks. The Policy Owner should review these investment options before making an investment in the Policy.
ML Premier Variable Universal Life | Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]	Guarantees provided by Minnesota Life as to the benefits promised in the contract, such as payment of the Death Benefit, are subject to the claims paying ability of Minnesota Life and are subject to the risk that Minnesota Life may default on its obligations under those guarantees. The Guaranteed Interest Account, the Fixed Indexed Accounts and the Fixed Loan Account are part of our General Account. Our General Account consists of all assets owned by us other than those in the Variable Account and any other separate accounts which we may establish. Investors look to the financial strength of Minnesota Life for its insurance guarantees. Information about Minnesota Life, and its financial strength ratings, are available upon request. You may call us at 1-844-208-2412 for additional information or visit our website at www.securian.com/about-us/ratings.
ML Premier Variable Universal Life | Contract Lapse Risk [Member]
Prospectus:
Risk [Text Block]	There is the risk that the Policy may terminate. If your Policy terminates, no Death Benefit will be paid if the insured dies and all the Agreements added to the Policy will also terminate. As described in the “Termination” and “Reinstatement” sections of this prospectus, Termination will only occur when the Accumulation Value under the Policy, less the sum of any outstanding policy loans and unpaid Policy Loan Interest, is insufficient to cover the monthly charges, and the subsequent Grace Period expires without sufficient payment being made to keep the Policy in force. You may reinstate a terminated Policy, subject to certain conditions, which include, providing evidence of insurability satisfactory to us and payment of premiums or repayment of Policy loans. Policy loans may increase the risk that the Policy will terminate. If a Policy terminates with an outstanding Policy loan, there may be significant adverse tax consequences to the Owner.
ML Premier Variable Universal Life | DynamicAssetAllocationPortfolioClassBSharesMember
Prospectus:
Portfolio Company Name [Text Block]	Dynamic Asset Allocation Portfolio – Class B Shares
Portfolio Company Objective [Text Block]	Seeks to maximize total return consistent with the Adviser's determination of reasonable risk.
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	10.43%
Average Annual Total Returns, 5 Years [Percent]	3.15%
Average Annual Total Returns, 10 Years [Percent]	3.82%
ML Premier Variable Universal Life | InternationalValuePortfolioClassASharesMember
Prospectus:
Portfolio Company Name [Text Block]	International Value Portfolio – Class A Shares
Portfolio Company Objective [Text Block]	The Portfolio’s investment objective is long-term growth of capital.
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	5.07%
Average Annual Total Returns, 5 Years [Percent]	3.53%
Average Annual Total Returns, 10 Years [Percent]	3.25%
ML Premier Variable Universal Life | InvescoOppenheimerVIInternationalGrowthFundSeriesISharesMember
Prospectus:
Portfolio Company Name [Text Block]	Invesco Oppenheimer V.I. International Growth Fund – Series I Shares
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	(1.67%)
Average Annual Total Returns, 5 Years [Percent]	3.04%
Average Annual Total Returns, 10 Years [Percent]	4.41%
ML Premier Variable Universal Life | InvescoVIAmericanValueFundSeriesISharesMember
Prospectus:
Portfolio Company Name [Text Block]	Invesco V.I. American Value Fund – Series I Shares
Portfolio Company Objective [Text Block]	Long-term capital appreciation.
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	30.41%
Average Annual Total Returns, 5 Years [Percent]	13.69%
Average Annual Total Returns, 10 Years [Percent]	9.12%
ML Premier Variable Universal Life | InvescoVIComstockFundSeriesISharesMember
Prospectus:
Portfolio Company Name [Text Block]	Invesco V.I. Comstock Fund – Series I Shares
Portfolio Company Objective [Text Block]	Seeks capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	15.18%
Average Annual Total Returns, 5 Years [Percent]	11.59%
Average Annual Total Returns, 10 Years [Percent]	9.49%
ML Premier Variable Universal Life | InvescoVIMainStreetSmallCapFundSeriesISharesMember
Prospectus:
Portfolio Company Name [Text Block]	Invesco V.I. Main Street Small Cap Fund® – Series I Shares
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	12.69%
Average Annual Total Returns, 5 Years [Percent]	10.49%
Average Annual Total Returns, 10 Years [Percent]	9.00%
ML Premier Variable Universal Life | MorningstarAggressiveGrowthETFAssetAllocationPortfolioClassISharesMember
Prospectus:
Portfolio Company Name [Text Block]	Morningstar Aggressive Growth ETF Asset Allocation Portfolio – Class I Shares
Portfolio Company Objective [Text Block]	Seeks to provide investors with capital appreciation.
Portfolio Company Adviser [Text Block]	ALPS Advisors, Inc.
Portfolio Company Subadviser [Text Block]	Morningstar Investment Management LLC
Current Expenses [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	14.85%
Average Annual Total Returns, 5 Years [Percent]	8.91%
Average Annual Total Returns, 10 Years [Percent]	8.31%
ML Premier Variable Universal Life | MorningstarBalancedETFAssetAllocationPortfolioassISharesMember
Prospectus:
Portfolio Company Name [Text Block]	Morningstar Balanced ETF Asset Allocation Portfolio – Class I Shares
Portfolio Company Objective [Text Block]	Seeks to provide investors with capital appreciation and some current income.
Portfolio Company Adviser [Text Block]	ALPS Advisors, Inc.
Portfolio Company Subadviser [Text Block]	Morningstar Investment Management LLC
Current Expenses [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	10.50%
Average Annual Total Returns, 5 Years [Percent]	5.82%
Average Annual Total Returns, 10 Years [Percent]	5.82%
ML Premier Variable Universal Life | MorningstarConservativeETFAssetAllocationPortfolioClassISharesMember
Prospectus:
Portfolio Company Name [Text Block]	Morningstar Conservative ETF Asset Allocation Portfolio – Class I Shares
Portfolio Company Objective [Text Block]	Seeks to provide investors with current income and preservation of capital.
Portfolio Company Adviser [Text Block]	ALPS Advisors, Inc.
Portfolio Company Subadviser [Text Block]	Morningstar Investment Management LLC
Current Expenses [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	5.52%
Average Annual Total Returns, 5 Years [Percent]	2.01%
Average Annual Total Returns, 10 Years [Percent]	2.76%
ML Premier Variable Universal Life | MorningstarGrowthETFAssetAllocationPortfolioClassISharesMember
Prospectus:
Portfolio Company Name [Text Block]	Morningstar Growth ETF Asset Allocation Portfolio – Class I Shares
Portfolio Company Objective [Text Block]	Seeks to provide investors with capital appreciation.
Portfolio Company Adviser [Text Block]	ALPS Advisors, Inc.
Portfolio Company Subadviser [Text Block]	Morningstar Investment Management LLC
Current Expenses [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	12.88%
Average Annual Total Returns, 5 Years [Percent]	7.59%
Average Annual Total Returns, 10 Years [Percent]	7.27%
ML Premier Variable Universal Life | MorningstarIncomeandGrowthETFAssetAllocationPortfolioClassISharesMember
Prospectus:
Portfolio Company Name [Text Block]	Morningstar Income and Growth ETF Asset Allocation Portfolio – Class I Shares
Portfolio Company Objective [Text Block]	Seeks to provide investors with current income and capital appreciation.
Portfolio Company Adviser [Text Block]	ALPS Advisors, Inc.
Portfolio Company Subadviser [Text Block]	Morningstar Investment Management LLC
Current Expenses [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	8.20%
Average Annual Total Returns, 5 Years [Percent]	4.08%
Average Annual Total Returns, 10 Years [Percent]	4.38%
ML Premier Variable Universal Life | CapitalWorldBondFundClass1SharesMember
Prospectus:
Portfolio Company Name [Text Block]	Capital World Bond Fund – Class 1 Shares
Portfolio Company Objective [Text Block]	The fund’s investment objective is to provide you, over the long term, with a high level of total return consistent with prudent investment management. Total return comprises the income generated by the fund and the changes in the market value of the fund’s investments.
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.48%
Average Annual Total Returns, 1 Year [Percent]	(2.76%)
Average Annual Total Returns, 5 Years [Percent]	(2.16%)
Average Annual Total Returns, 10 Years [Percent]	0.16%
ML Premier Variable Universal Life | GlobalSmallCapitalizationFundClass1SharesMember
Prospectus:
Portfolio Company Name [Text Block]	Global Small Capitalization Fund – Class 1 Shares
Portfolio Company Objective [Text Block]	The fund’s investment objective is to provide long-term growth of capital.
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	2.59%
Average Annual Total Returns, 5 Years [Percent]	3.26%
Average Annual Total Returns, 10 Years [Percent]	6.07%
ML Premier Variable Universal Life | GrowthFundClass1SharesMember
Prospectus:
Portfolio Company Name [Text Block]	Growth Fund – Class 1 Shares
Portfolio Company Objective [Text Block]	The fund’s investment objective is to provide growth of capital.
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.34%
Average Annual Total Returns, 1 Year [Percent]	31.96%
Average Annual Total Returns, 5 Years [Percent]	19.12%
Average Annual Total Returns, 10 Years [Percent]	16.88%
ML Premier Variable Universal Life | GrowthIncomeFundClass1SharesMember
Prospectus:
Portfolio Company Name [Text Block]	Growth-Income Fund – Class 1 Shares
Portfolio Company Objective [Text Block]	The fund’s investment objectives are to achieve long-term growth of capital and income.
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.28%
Average Annual Total Returns, 1 Year [Percent]	24.55%
Average Annual Total Returns, 5 Years [Percent]	13.30%
Average Annual Total Returns, 10 Years [Percent]	12.49%
ML Premier Variable Universal Life | InternationalFundClass1SharesMember
Prospectus:
Portfolio Company Name [Text Block]	International Fund – Class 1 Shares
Portfolio Company Objective [Text Block]	The fund’s investment objective is to provide long-term growth of capital.
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.53%
Average Annual Total Returns, 1 Year [Percent]	3.40%
Average Annual Total Returns, 5 Years [Percent]	1.48%
Average Annual Total Returns, 10 Years [Percent]	4.27%
ML Premier Variable Universal Life | NewWorldFundClass1SharesMember
Prospectus:
Portfolio Company Name [Text Block]	New World Fund® – Class 1 Shares
Portfolio Company Objective [Text Block]	The fund’s investment objective is long-term capital appreciation.
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	6.86%
Average Annual Total Returns, 5 Years [Percent]	4.80%
Average Annual Total Returns, 10 Years [Percent]	6.49%
ML Premier Variable Universal Life | USGovernmentSecuritiesFundClass1SharesMember
Prospectus:
Portfolio Company Name [Text Block]	U.S. Government Securities Fund – Class 1 Shares
Portfolio Company Objective [Text Block]	The fund’s investment objective is to provide a high level of current income consistent with prudent investment risk and preservation of capital.
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.25%
Average Annual Total Returns, 1 Year [Percent]	0.99%
Average Annual Total Returns, 5 Years [Percent]	0.39%
Average Annual Total Returns, 10 Years [Percent]	1.36%
ML Premier Variable Universal Life | BlackRockInternationalIndexVIFundClassISharesMember
Prospectus:
Portfolio Company Name [Text Block]	BlackRock International Index V.I. Fund – Class I Shares
Portfolio Company Objective [Text Block]	Seeks to match the performance of the MSCI EAFE Index (Europe, Australasia, Far East) (the “MSCI EAFE Index” or the “Underlying Index”) in U.S. dollars with net dividends as closely as possible before the deduction of Fund expenses.
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	0.27%
Average Annual Total Returns, 1 Year [Percent]	3.43%
Average Annual Total Returns, 5 Years [Percent]	4.70%
Average Annual Total Returns, 10 Years [Percent]	5.14%
ML Premier Variable Universal Life | BlackRockSmallCapIndexVIFundClassISharesMember
Prospectus:
Portfolio Company Name [Text Block]	BlackRock Small Cap Index V.I. Fund – Class I Shares
Portfolio Company Objective [Text Block]	Seeks to match the performance of the Russell 2000® Index (the “Russell 2000” or the “Underlying Index”) as closely as possible before the deduction of Fund expenses.
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	0.22%
Average Annual Total Returns, 1 Year [Percent]	11.31%
Average Annual Total Returns, 5 Years [Percent]	7.24%
Average Annual Total Returns, 10 Years [Percent]	7.61%
ML Premier Variable Universal Life | BondIndexPortfolioInitialClassSharesMember
Prospectus:
Portfolio Company Name [Text Block]	Bond Index Portfolio – Initial Class Shares
Portfolio Company Objective [Text Block]	Seeks to provide investment results that correspond to the aggregate price and interest performance of the debt securities in the Bloomberg Barclays U.S. Aggregate Bond Index.
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	Other investment advisers serve as sub-advisers for the fund.
Current Expenses [Percent]	0.14%
Average Annual Total Returns, 1 Year [Percent]	1.21%
Average Annual Total Returns, 5 Years [Percent]	(0.46%)
ML Premier Variable Universal Life | EquityIncomePortfolioInitialClassSharesMember
Prospectus:
Portfolio Company Name [Text Block]	Equity-Income Portfolio – Initial Class Shares
Portfolio Company Objective [Text Block]	Seeks reasonable income and the potential for capital appreciation. The fund’s goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor’s 500SM Index (S&P 500®).
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	Other investment advisers serve as sub-advisers for the fund.
Current Expenses [Percent]	0.47%
Average Annual Total Returns, 1 Year [Percent]	15.35%
Average Annual Total Returns, 5 Years [Percent]	10.08%
Average Annual Total Returns, 10 Years [Percent]	9.21%
ML Premier Variable Universal Life | MidCapPortfolioInitialClassSharesMember
Prospectus:
Portfolio Company Name [Text Block]	Mid Cap Portfolio – Initial Class Shares
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	Other investment advisers serve as sub-advisers for the fund.
Current Expenses [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	17.49%
Average Annual Total Returns, 5 Years [Percent]	11.34%
Average Annual Total Returns, 10 Years [Percent]	9.21%
ML Premier Variable Universal Life | FranklinSmallCapValueVIPFundClass1SharesMember
Prospectus:
Portfolio Company Name [Text Block]	Franklin Small Cap Value VIP Fund – Class 1 Shares
Portfolio Company Objective [Text Block]	Seeks long-term total return.
Portfolio Company Adviser [Text Block]	Franklin Mutual Advisers, LLC
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	12.01%
Average Annual Total Returns, 5 Years [Percent]	8.63%
Average Annual Total Returns, 10 Years [Percent]	8.44%
ML Premier Variable Universal Life | MacquarieVIPAssetStrategySeriesServiceClassSharesMember
Prospectus:
Portfolio Company Name [Text Block]	Macquarie VIP Asset Strategy Series – Service Class Shares
Portfolio Company Objective [Text Block]	To seek to provide total return.
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Global Limited, and Macquarie Investment Management Europe Limited
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	12.44%
Average Annual Total Returns, 5 Years [Percent]	6.56%
Average Annual Total Returns, 10 Years [Percent]	5.27%
ML Premier Variable Universal Life | MacquarieVIPCoreEquitySeriesServiceClassSharesMember
Prospectus:
Portfolio Company Name [Text Block]	Macquarie VIP Core Equity Series – Service Class Shares
Portfolio Company Objective [Text Block]	To seek to provide capital growth and appreciation.
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Macquarie Funds Management Hong Kong Limited and Macquarie Investment Management Global Limited
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	25.69%
Average Annual Total Returns, 5 Years [Percent]	14.99%
Average Annual Total Returns, 10 Years [Percent]	12.09%
ML Premier Variable Universal Life | MacquarieVIPGlobalGrowthSeriesServiceClassSharesMember
Prospectus:
Portfolio Company Name [Text Block]	Macquarie VIP Global Growth Series – Service Class Shares
Portfolio Company Objective [Text Block]	To seek to provide growth of capital.
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Macquarie Funds Management Hong Kong Limited and Macquarie Investment Management Global Limited
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	17.08%
Average Annual Total Returns, 5 Years [Percent]	10.48%
Average Annual Total Returns, 10 Years [Percent]	9.27%
ML Premier Variable Universal Life | MacquarieVIPInternationalCoreEquitySeriesServiceClassSharesMember
Prospectus:
Portfolio Company Name [Text Block]	Macquarie VIP International Core Equity Series– Service Class Shares
Portfolio Company Objective [Text Block]	To seek to provide capital growth and appreciation.
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Macquarie Funds Management Hong Kong Limited and Macquarie Investment Management Global Limited
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	3.79%
Average Annual Total Returns, 5 Years [Percent]	4.71%
Average Annual Total Returns, 10 Years [Percent]	4.24%
ML Premier Variable Universal Life | MacquarieVIPMidCapGrowthSeriesServiceClassSharesMember
Prospectus:
Portfolio Company Name [Text Block]	Macquarie VIP Mid Cap Growth Series – Service Class Shares
Portfolio Company Objective [Text Block]	To seek to provide growth of capital.
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Macquarie Funds Management Hong Kong Limited and Macquarie Investment Management Global Limited
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	2.20%
Average Annual Total Returns, 5 Years [Percent]	7.96%
Average Annual Total Returns, 10 Years [Percent]	9.88%
ML Premier Variable Universal Life | MacquarieVIPScienceandTechnologySeriesServiceClassSharesMember
Prospectus:
Portfolio Company Name [Text Block]	Macquarie VIP Science and Technology Series – Service Class Shares
Portfolio Company Objective [Text Block]	To seek to provide growth of capital.
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Macquarie Funds Management Hong Kong Limited and Macquarie Investment Management Global Limited
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	30.59%
Average Annual Total Returns, 5 Years [Percent]	14.05%
Average Annual Total Returns, 10 Years [Percent]	13.54%
ML Premier Variable Universal Life | MacquarieVIPSmidCapCoreSeriesServiceClassSharesMember
Prospectus:
Portfolio Company Name [Text Block]	Macquarie VIP Smid Cap Core Series – Service Class Shares
Portfolio Company Objective [Text Block]	To seek to provide capital appreciation.
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Macquarie Funds Management Hong Kong Limited and Macquarie Investment Management Global Limited
Current Expenses [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	14.26%
Average Annual Total Returns, 5 Years [Percent]	7.79%
Average Annual Total Returns, 10 Years [Percent]	8.41%
ML Premier Variable Universal Life | MacquarieVIPPathfinderModerateManagedVolatilitySeriesServiceClassSharesMember
Prospectus:
Portfolio Company Name [Text Block]	Macquarie VIP Pathfinder Moderate - Managed Volatility Series – Service Class Shares
Portfolio Company Objective [Text Block]	To seek to provide total return consistent with a moderate level of risk as compared to the other Ivy VIP Pathfinder Managed Volatility Portfolios, while seeking to manage volatility of investment return.
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Securian Asset Management, Inc., Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Global Limited, and Macquarie Investment Management Europe Limited
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	7.92%
Average Annual Total Returns, 5 Years [Percent]	5.66%
Average Annual Total Returns, 10 Years [Percent]	5.52%
ML Premier Variable Universal Life | JanusHendersonBalancedPortfolioInstitutionalSharesMember
Prospectus:
Portfolio Company Name [Text Block]	Janus Henderson Balanced Portfolio – Institutional Shares
Portfolio Company Objective [Text Block]	Seeks long-term capital growth, consistent with preservation of capital and balanced by current income.
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	15.43%
Average Annual Total Returns, 5 Years [Percent]	8.33%
Average Annual Total Returns, 10 Years [Percent]	8.66%
ML Premier Variable Universal Life | JanusHendersonFlexibleBondPortfolioInstitutionalSharesMember
Prospectus:
Portfolio Company Name [Text Block]	Janus Henderson Flexible Bond Portfolio – Institutional Shares
Portfolio Company Objective [Text Block]	Seeks to obtain maximum total return, consistent with preservation of capital.
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	1.96%
Average Annual Total Returns, 5 Years [Percent]	0.34%
Average Annual Total Returns, 10 Years [Percent]	1.62%
ML Premier Variable Universal Life | JanusHendersonFortyPortfolioInstitutionalSharesMember
Prospectus:
Portfolio Company Name [Text Block]	Janus Henderson Forty Portfolio – Institutional Shares
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.58%
Average Annual Total Returns, 1 Year [Percent]	28.47%
Average Annual Total Returns, 5 Years [Percent]	15.40%
Average Annual Total Returns, 10 Years [Percent]	15.65%
ML Premier Variable Universal Life | JanusHendersonMidCapValuePortfolioInstitutionalSharesMember
Prospectus:
Portfolio Company Name [Text Block]	Janus Henderson Mid Cap Value Portfolio – Institutional Shares
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	13.11%
Average Annual Total Returns, 5 Years [Percent]	7.14%
Average Annual Total Returns, 10 Years [Percent]	7.60%
ML Premier Variable Universal Life | JanusHendersonOverseasPortfolioInstitutionalSharesMember
Prospectus:
Portfolio Company Name [Text Block]	Janus Henderson Overseas Portfolio – Institutional Shares
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	5.84%
Average Annual Total Returns, 5 Years [Percent]	7.21%
Average Annual Total Returns, 10 Years [Percent]	5.55%
ML Premier Variable Universal Life | ClearBridgeVariableSmallCapGrowthPortfolioClassISharesMember
Prospectus:
Portfolio Company Name [Text Block]	ClearBridge Variable Small Cap Growth Portfolio – Class I Shares
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Adviser [Text Block]	Legg Mason Partners Fund Advisor, LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	4.50%
Average Annual Total Returns, 5 Years [Percent]	5.39%
Average Annual Total Returns, 10 Years [Percent]	7.93%
ML Premier Variable Universal Life | LVIPAmericanCenturyDisciplinedCoreValueStandardClassIISharesMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP American Century Disciplined Core Value - Standard Class II Shares
Portfolio Company Objective [Text Block]	Seeks capital growth in common stocks. Income is a secondary objective.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	13.09%
Average Annual Total Returns, 5 Years [Percent]	8.19%
Average Annual Total Returns, 10 Years [Percent]	8.24%
ML Premier Variable Universal Life | LVIPAmericanCenturyInflationProtectionStandardClassIISharesMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP American Century Inflation Protection - Standard Class II Shares
Portfolio Company Objective [Text Block]	Seeks capital growth.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	0.47%
Average Annual Total Returns, 1 Year [Percent]	1.82%
Average Annual Total Returns, 5 Years [Percent]	1.47%
Average Annual Total Returns, 10 Years [Percent]	1.98%
ML Premier Variable Universal Life | MFSMidCapGrowthSeriesInitialClassMember
Prospectus:
Portfolio Company Name [Text Block]	MFS® Mid Cap Growth Series – Initial Class
Portfolio Company Objective [Text Block]	To seek capital appreciation.
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	14.72%
Average Annual Total Returns, 5 Years [Percent]	9.10%
Average Annual Total Returns, 10 Years [Percent]	11.70%
ML Premier Variable Universal Life | MFSInternationalIntrinsicValuePortfolioInitialClassMember
Prospectus:
Portfolio Company Name [Text Block]	MFS® International Intrinsic Value Portfolio – Initial Class
Portfolio Company Objective [Text Block]	To seek capital appreciation.
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	7.25%
Average Annual Total Returns, 5 Years [Percent]	5.15%
Average Annual Total Returns, 10 Years [Percent]	7.53%
ML Premier Variable Universal Life | EmergingMarketsEquityPortfolioClassIISharesMember
Prospectus:
Portfolio Company Name [Text Block]	Emerging Markets Equity Portfolio – Class II Shares
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries.
Portfolio Company Adviser [Text Block]	Morgan Stanley Investment Management Inc.
Portfolio Company Subadviser [Text Block]	Morgan Stanley Investment Management Company
Current Expenses [Percent]	1.30%
Average Annual Total Returns, 1 Year [Percent]	7.72%
Average Annual Total Returns, 5 Years [Percent]	1.23%
Average Annual Total Returns, 10 Years [Percent]	3.03%
ML Premier Variable Universal Life | NeubergerBermanAMTSustainableEquityPortfolioIClassSharesMember
Prospectus:
Portfolio Company Name [Text Block]	Neuberger Berman AMT Sustainable Equity Portfolio – I Class Shares
Portfolio Company Objective [Text Block]	The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund’s environmental, social and governance (ESG) criteria.
Portfolio Company Adviser [Text Block]	Neuberger Berman Investment Advisers LLC
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	25.84%
Average Annual Total Returns, 5 Years [Percent]	13.97%
Average Annual Total Returns, 10 Years [Percent]	11.44%
ML Premier Variable Universal Life | TOPSManagedRiskFlexETFPortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	TOPS® Managed Risk Flex ETF Portfolio
Portfolio Company Objective [Text Block]	Seeks to provide income and capital appreciation with less volatility than the fixed income and equity markets as a whole.
Portfolio Company Adviser [Text Block]	Valmark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management LLC
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	6.19%
Average Annual Total Returns, 5 Years [Percent]	3.13%
Average Annual Total Returns, 10 Years [Percent]	3.34%
ML Premier Variable Universal Life | PIMCOVITGlobalDiversifiedAllocationPortfolioAdvisorClassSharesMember
Prospectus:
Portfolio Company Name [Text Block]	PIMCO VIT Global Diversified Allocation Portfolio – Advisor Class Shares
Portfolio Company Objective [Text Block]	Seeks to maximize risk-adjusted total return relative to a blend of 60% MSCI World Index 40% Bloomberg Barclays U.S. Aggregate Index.
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC (“PIMCO”)
Current Expenses [Percent]	1.28%
Average Annual Total Returns, 1 Year [Percent]	9.02%
Average Annual Total Returns, 5 Years [Percent]	3.12%
Average Annual Total Returns, 10 Years [Percent]	4.36%
ML Premier Variable Universal Life | PIMCOVITInternationalBondPortfolioUSDollarHedgedAdvisorClassSharesMember
Prospectus:
Portfolio Company Name [Text Block]	PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged) – Advisor Class Shares
Portfolio Company Objective [Text Block]	Seeks maximum total return, consistent with preservation of capital and prudent investment management.
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC (“PIMCO”)
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	5.36%
Average Annual Total Returns, 5 Years [Percent]	1.24%
Average Annual Total Returns, 10 Years [Percent]	2.41%
ML Premier Variable Universal Life | PIMCOVITLowDurationPortfolioInstitutionalClassSharesMember
Prospectus:
Portfolio Company Name [Text Block]	PIMCO VIT Low Duration Portfolio – Institutional Class Shares
Portfolio Company Objective [Text Block]	Seeks maximum total return, consistent with preservation of capital and prudent investment management.
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC (“PIMCO”)
Current Expenses [Percent]	0.52%
Average Annual Total Returns, 1 Year [Percent]	4.65%
Average Annual Total Returns, 5 Years [Percent]	1.23%
Average Annual Total Returns, 10 Years [Percent]	1.43%
ML Premier Variable Universal Life | PIMCOVITTotalReturnPortfolioInstitutionalClassSharesMember
Prospectus:
Portfolio Company Name [Text Block]	PIMCO VIT Total Return Portfolio – Institutional Class Shares
Portfolio Company Objective [Text Block]	Seeks maximum total return, consistent with preservation of capital and prudent investment management.
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC (“PIMCO”)
Current Expenses [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	2.69%
Average Annual Total Returns, 5 Years [Percent]	0.12%
Average Annual Total Returns, 10 Years [Percent]	1.69%
ML Premier Variable Universal Life | PutnamVTInternationalEquityFundClassIASharesMember
Prospectus:
Portfolio Company Name [Text Block]	Putnam VT International Equity Fund – Class IA Shares
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	3.24%
Average Annual Total Returns, 5 Years [Percent]	5.14%
Average Annual Total Returns, 10 Years [Percent]	5.00%
ML Premier Variable Universal Life | PutnamVTInternationalValueFundClassIASharesMember
Prospectus:
Portfolio Company Name [Text Block]	Putnam VT International Value Fund – Class IA Shares
Portfolio Company Objective [Text Block]	Seeks capital growth. Current income is a secondary objective.
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	5.44%
Average Annual Total Returns, 5 Years [Percent]	7.08%
Average Annual Total Returns, 10 Years [Percent]	5.72%
ML Premier Variable Universal Life | PutnamVTLargeCapGrowthFundClassIASharesMember
Prospectus:
Portfolio Company Name [Text Block]	Putnam VT Large Cap Growth Fund – Class IA Shares
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	33.71%
Average Annual Total Returns, 5 Years [Percent]	18.21%
Average Annual Total Returns, 10 Years [Percent]	16.51%
ML Premier Variable Universal Life | PutnamVTLargeCapValueFundClassIASharesMember
Prospectus:
Portfolio Company Name [Text Block]	Putnam VT Large Cap Value Fund – Class IA Shares
Portfolio Company Objective [Text Block]	Seeks capital growth and current income.
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	19.46%
Average Annual Total Returns, 5 Years [Percent]	12.73%
Average Annual Total Returns, 10 Years [Percent]	11.16%
ML Premier Variable Universal Life | SFTBalancedStabilizationFundMember
Prospectus:
Portfolio Company Name [Text Block]	SFT Balanced Stabilization Fund
Portfolio Company Objective [Text Block]	Seeks to maximize risk-adjusted total return relative to its blended benchmark index comprised of 60% S&P 500 Index and 40% Bloomberg Barclays U.S. Aggregate Bond Index (the Benchmark Index).
Portfolio Company Adviser [Text Block]	Securian Asset Management, Inc.
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	13.53%
Average Annual Total Returns, 5 Years [Percent]	7.54%
Average Annual Total Returns, 10 Years [Percent]	7.67%
ML Premier Variable Universal Life | SFTCoreBondFundClass1SharesMember
Prospectus:
Portfolio Company Name [Text Block]	SFT Core Bond Fund – Class 1 Shares
Portfolio Company Objective [Text Block]	Seeks as high a level of a long-term total rate of return as is consistent with prudent investment risk. The Portfolio also seeks preservation of capital as a secondary objective.
Portfolio Company Adviser [Text Block]	Metropolitan West Asset Management, LLC (MetWest)
Current Expenses [Percent]	0.53%
Average Annual Total Returns, 1 Year [Percent]	0.99%
Average Annual Total Returns, 5 Years [Percent]	(0.32%)
Average Annual Total Returns, 10 Years [Percent]	1.65%
ML Premier Variable Universal Life | SFTMacquarieGrowthFundMember
Prospectus:
Portfolio Company Name [Text Block]	SFT Macquarie Growth Fund (Formerly SFT Delaware IvySM Growth Fund)
Portfolio Company Objective [Text Block]	Seeks to provide growth of capital.
Portfolio Company Adviser [Text Block]	Securian Asset Management, Inc.
Portfolio Company Subadviser [Text Block]	Delaware Investments Fund Advisers
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	23.95%
Average Annual Total Returns, 5 Years [Percent]	16.23%
Average Annual Total Returns, 10 Years [Percent]	15.20%
ML Premier Variable Universal Life | SFTMacquarieSmallCapGrowthFundMember
Prospectus:
Portfolio Company Name [Text Block]	SFT Macquarie Small Cap Growth Fund (Formerly SFT Delaware IvySM Small Cap Growth Fund)
Portfolio Company Objective [Text Block]	Seeks to provide growth of capital.
Portfolio Company Adviser [Text Block]	Securian Asset Management, Inc.
Portfolio Company Subadviser [Text Block]	Delaware Investments Fund Advisers
Current Expenses [Percent]	1.31%
Average Annual Total Returns, 1 Year [Percent]	14.12%
Average Annual Total Returns, 5 Years [Percent]	6.05%
Average Annual Total Returns, 10 Years [Percent]	8.82%
ML Premier Variable Universal Life | SFTEquityStabilizationFundMember
Prospectus:
Portfolio Company Name [Text Block]	SFT Equity Stabilization Fund
Portfolio Company Objective [Text Block]	Seeks to maximize risk-adjusted total return relative to its blended benchmark index, comprised of 60% S&P 500 Low Volatility Index, 20% S&P BMI International Developed Low Volatility Index and 20% Bloomberg Barclays U.S. 3 Month Treasury Bellwether Index (the Benchmark Index).
Portfolio Company Adviser [Text Block]	Securian Asset Management, Inc.
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	9.89%
Average Annual Total Returns, 5 Years [Percent]	2.58%
ML Premier Variable Universal Life | SFTGovernmentMoneyMarketFundMember
Prospectus:
Portfolio Company Name [Text Block]	SFT Government Money Market Fund
Portfolio Company Objective [Text Block]	Seeks maximum current income to the extent consistent with liquidity and the preservation of capital.+
Portfolio Company Adviser [Text Block]	Securian Asset Management, Inc.
Current Expenses [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	4.61%
Average Annual Total Returns, 5 Years [Percent]	2.06%
Average Annual Total Returns, 10 Years [Percent]	1.31%
ML Premier Variable Universal Life | SFTIndex400MidCapFundClass1SharesMember
Prospectus:
Portfolio Company Name [Text Block]	SFT Index 400 Mid-Cap Fund – Class 1 Shares
Portfolio Company Objective [Text Block]	Seeks investment results generally corresponding to the aggregate price and dividend performance of the publicly traded common stocks that comprise the Standard & Poor’s 400 MidCap Index (the S&P 400).
Portfolio Company Adviser [Text Block]	Securian Asset Management, Inc.
Current Expenses [Percent]	0.31%
Average Annual Total Returns, 1 Year [Percent]	13.58%
Average Annual Total Returns, 5 Years [Percent]	9.96%
Average Annual Total Returns, 10 Years [Percent]	9.34%
ML Premier Variable Universal Life | SFTIndex500FundClass1SharesMember
Prospectus:
Portfolio Company Name [Text Block]	SFT Index 500 Fund – Class 1 Shares
Portfolio Company Objective [Text Block]	Seeks investment results that correspond generally to the price and yield performance of the common stocks included in the Standard & Poor’s 500 Composite Stock Price Index (the S&P 500).
Portfolio Company Adviser [Text Block]	Securian Asset Management, Inc.
Current Expenses [Percent]	0.18%
Average Annual Total Returns, 1 Year [Percent]	24.75%
Average Annual Total Returns, 5 Years [Percent]	14.28%
Average Annual Total Returns, 10 Years [Percent]	12.86%
ML Premier Variable Universal Life | SFTRealEstateSecuritiesFundClass1SharesMember
Prospectus:
Portfolio Company Name [Text Block]	SFT Real Estate Securities Fund – Class 1 Shares
Portfolio Company Objective [Text Block]	Seeks above average income and long-term growth of capital.
Portfolio Company Adviser [Text Block]	Cohen & Steers
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	6.42%
Average Annual Total Returns, 5 Years [Percent]	4.42%
Average Annual Total Returns, 10 Years [Percent]	5.52%
ML Premier Variable Universal Life | SFTTRowePriceValueFundMember
Prospectus:
Portfolio Company Name [Text Block]	SFT T. Rowe Price Value Fund
Portfolio Company Objective [Text Block]	Seeks to provide long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.
Portfolio Company Adviser [Text Block]	Securian Asset Management, Inc.
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	14.63%
Average Annual Total Returns, 5 Years [Percent]	10.02%
Average Annual Total Returns, 10 Years [Percent]	8.93%
ML Premier Variable Universal Life | SFTWellingtonCoreEquityFundClass1SharesMember
Prospectus:
Portfolio Company Name [Text Block]	SFT Wellington Core Equity Fund – Class 1 Shares
Portfolio Company Objective [Text Block]	Seeks growth of capital.
Portfolio Company Adviser [Text Block]	Securian Asset Management, Inc.
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	25.34%
Average Annual Total Returns, 5 Years [Percent]	12.46%
Average Annual Total Returns, 10 Years [Percent]	11.77%
ML Premier Variable Universal Life | TRowePriceHealthSciencesPortfolioIIClassMember
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Health Sciences Portfolio – II Class
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	1.42%
Average Annual Total Returns, 5 Years [Percent]	5.81%
Average Annual Total Returns, 10 Years [Percent]	8.20%
ML Premier Variable Universal Life | BalancedPortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	Balanced Portfolio
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation and reasonable current income.
Portfolio Company Adviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.21%
Average Annual Total Returns, 1 Year [Percent]	14.80%
Average Annual Total Returns, 5 Years [Percent]	8.18%
Average Annual Total Returns, 10 Years [Percent]	8.37%
ML Premier Variable Universal Life | CapitalGrowthPortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	Capital Growth Portfolio
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Adviser [Text Block]	PRIMECAP Management Company
Current Expenses [Percent]	0.34%
Average Annual Total Returns, 1 Year [Percent]	13.41%
Average Annual Total Returns, 5 Years [Percent]	11.86%
Average Annual Total Returns, 10 Years [Percent]	12.37%
ML Premier Variable Universal Life | DiversifiedValuePortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	Diversified Value Portfolio
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation and income.
Portfolio Company Adviser [Text Block]	Hotchkis and Wiley Capital Management, LLC and Lazard Asset Management LLC
Current Expenses [Percent]	0.29%
Average Annual Total Returns, 1 Year [Percent]	14.89%
Average Annual Total Returns, 5 Years [Percent]	12.24%
Average Annual Total Returns, 10 Years [Percent]	9.76%
ML Premier Variable Universal Life | EquityIncomePortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	Equity Income Portfolio
Portfolio Company Objective [Text Block]	Seeks above-average level of current income and reasonable long-term capital appreciation.
Portfolio Company Adviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.29%
Average Annual Total Returns, 1 Year [Percent]	15.12%
Average Annual Total Returns, 5 Years [Percent]	9.85%
Average Annual Total Returns, 10 Years [Percent]	9.89%
ML Premier Variable Universal Life | HighYieldBondPortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	High Yield Bond Portfolio
Portfolio Company Objective [Text Block]	Seeks high level of current income.
Portfolio Company Adviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.24%
Average Annual Total Returns, 1 Year [Percent]	6.30%
Average Annual Total Returns, 5 Years [Percent]	3.37%
Average Annual Total Returns, 10 Years [Percent]	4.53%
ML Premier Variable Universal Life | InternationalPortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	International Portfolio
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Adviser [Text Block]	Schroder Investment Management North America, Inc. and Baillie Gifford Overseas Ltd
Current Expenses [Percent]	0.33%
Average Annual Total Returns, 1 Year [Percent]	9.01%
Average Annual Total Returns, 5 Years [Percent]	6.27%
Average Annual Total Returns, 10 Years [Percent]	8.40%
ML Premier Variable Universal Life | ShortTermInvestmentGradePortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	Short-Term Investment-Grade Portfolio
Portfolio Company Objective [Text Block]	Seeks current income while maintaining limited price volatility.
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.14%
Average Annual Total Returns, 1 Year [Percent]	4.89%
Average Annual Total Returns, 5 Years [Percent]	1.97%
Average Annual Total Returns, 10 Years [Percent]	2.24%
ML Premier Variable Universal Life | SmallCompanyGrowthPortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	Small Company Growth Portfolio
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Adviser [Text Block]	ArrowMark Colorado Holdings, LLC and The Vanguard Group, Inc.
Current Expenses [Percent]	0.29%
Average Annual Total Returns, 1 Year [Percent]	11.38%
Average Annual Total Returns, 5 Years [Percent]	6.96%
Average Annual Total Returns, 10 Years [Percent]	8.66%
ML Premier Variable Universal Life | TotalBondMarketIndexPortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	Total Bond Market Index Portfolio
Portfolio Company Objective [Text Block]	Seeks to track the performance of a broad, market-weighted bond index.
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.14%
Average Annual Total Returns, 1 Year [Percent]	1.24%
Average Annual Total Returns, 5 Years [Percent]	(0.39%)
Average Annual Total Returns, 10 Years [Percent]	1.25%
ML Premier Variable Universal Life | TotalStockMarketIndexPortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	Total Stock Market Index Portfolio
Portfolio Company Objective [Text Block]	Seeks to track the performance of a benchmark index that measures the investment return of the overall stock market.
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.13%
Average Annual Total Returns, 1 Year [Percent]	23.71%
Average Annual Total Returns, 5 Years [Percent]	13.67%
Average Annual Total Returns, 10 Years [Percent]	12.37%
ML Premier Variable Universal Life | WaiverofPremiumAgreementMember
Prospectus:
Optional Benefit Charge, Description [Text Block]	Waiver of Premium Agreement
Optional Benefit Charge, When Deducted [Text Block]	Monthly, expressed as an amount of Face AmountMonthly, expressed as an amount of Face Amount
Optional Benefit Charge, Representative [Text Block]
Charge for Insured Age 30 in Male, Standard Non-Tobacco Risk Class, with Increasing Option Death Benefit	Monthly, expressed as an amount of Face Amount	$0.035 per $1,000	$0.035 per $1,000

Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.51%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.51%
Optional Benefit Expense (of Other Amount), Minimum [Percent]	0.01%
Optional Benefit Expense, Footnotes [Text Block]	The charges for the Waiver of Premiums Agreement, Waiver of Charges Agreement, Term Insurance Agreement, Business Continuation Agreement, Guaranteed Insurability Option, Guaranteed Insurability Option for Business, Long Term Care Agreement, and Accelerated Death Benefit for Chronic Illness Agreement vary based on the insured’s gender, Risk Class, Age, and Death Benefit option. (2)The maximum Waiver of Premium Charge assumes that the insured has the following characteristics: Male, Standard Tobacco, Age 59, Level Option Death Benefit. (3)The minimum Waiver of Premium Charge assumes that the insured has the following characteristics: Female, Preferred Non-Tobacco, Age 0, Level Option Death Benefit.
Name of Benefit [Text Block]	Waiver of Premium Agreement
Purpose of Benefit [Text Block]	Provides monthly premium payments in the event of the insured’s total and permanent disability
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	●Subject to insured providing evidence of insurability●Agreement only available at Policy issue
Name of Benefit [Text Block]	Waiver of Premium Agreement
Operation of Benefit [Text Block]	Waiver of Premium Agreement. The Waiver of Premium Agreement provides that in the event of the insured’s total and permanent disability (as defined in the Agreement), we will credit the specified premium payment identified in the Policy to the Policy each month while the insured is disabled, subject to the conditions set forth in the Agreement. This Agreement is subject to underwriting approval. This Agreement is not available if the Waiver of Charges Agreement is elected. We assess a separate monthly charge for this Agreement.
ML Premier Variable Universal Life | WaiverofChargesAgreementMember
Prospectus:
Optional Benefit Charge, Description [Text Block]	Waiver of Charges Agreement**
Optional Benefit Charge, When Deducted [Text Block]	Monthly, expressed as an amount of Face AmountMonthly, expressed as an amount of Face Amount
Optional Benefit Charge, Representative [Text Block]
Charge for Insured Age 30 in Male, Standard Non-Tobacco Risk Class, with Increasing Option Death Benefit	Monthly, expressed as an amount of Face Amount	$0.025 per $1,000	$0.025 per $1,000

Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.38%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.38%
Optional Benefit Expense (of Other Amount), Minimum [Percent]	0.01%
Optional Benefit Expense, Footnotes [Text Block]	The maximum Waiver of Charges Charge assumes that the insured has the following characteristics: Male, Standard Tobacco, Age 59, Increasing Option Death Benefit. (5)The minimum Waiver of Charges Charge assumes that the insured has the following characteristics: Female, Preferred Non-Tobacco, Age 0, Level Option Death Benefit.
Name of Benefit [Text Block]	Waiver of Charges Agreement
Purpose of Benefit [Text Block]	Provides for waiver of monthly charges in the event of the insured’s total and permanent disability
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	No longer available to purchase
Name of Benefit [Text Block]	Waiver of Charges Agreement
Operation of Benefit [Text Block]	Waiver of Charges Agreement. The Waiver of Charges Agreement is no longer available for purchase. The Agreement provides that in the event of the insured’s total and permanent disability (as defined in the Agreement), we will waive the monthly charges under the Policy each month while the insured is disabled, subject to the conditions set forth in the Agreement. This Agreement is subject to underwriting approval. This Agreement is not available if the Waiver of Premium Agreement is elected. We assess a separate monthly charge for this Agreement.
Calculation Method of Benefit [Text Block]	For example, in the event of the insured's total and permanent disability, if monthly charges of $1,000 were due under the Policy, we would waive these $1,000 monthly charges, subject to the terms of this Agreement, for so long as the insured remained disabled.
ML Premier Variable Universal Life | ChildrensTermAgreementMember
Prospectus:
Optional Benefit Charge, Description [Text Block]	Children’s Term Agreement**
Optional Benefit Charge, When Deducted [Text Block]	Monthly, expressed as an amount of coverage
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.40%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.40%
Name of Benefit [Text Block]	Children's Term Agreement
Purpose of Benefit [Text Block]	Provides fixed level term insurance for insured’s children
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	No longer available to purchase
Name of Benefit [Text Block]	Children's Term Agreement
Operation of Benefit [Text Block]	Children’s Term Agreement. The Children’s Term Agreement is no longer available for sale. The Children’s Term Agreement provides fixed level term insurance on each of the insured’s children (as defined in the Agreement) up to the first anniversary of the Agreement on or following the child’s 25th birthday, subject to the conditions set forth in the Agreement. This Agreement is subject to underwriting approval. We assess a separate monthly charge for this Agreement. For example, if you purchased this supplemental agreement for a fixed level coverage amount of $10,000 and one of your children named on your Policy or this Agreement were to die while your Policy and this Agreement were still in force, we would pay a $10,000 death benefit to the beneficiary, subject to the age limitations in this Agreement.
ML Premier Variable Universal Life | AcceleratedDeathBenefitforTerminalIllnessAgreementMember
Prospectus:
Name of Benefit [Text Block]	Accelerated Death Benefit for Terminal Illness Agreement
Purpose of Benefit [Text Block]	Allows the Policy Owner to accelerate the Death Benefit in the event the insured is terminally ill
Optional Benefit [Flag]	true
Name of Benefit [Text Block]	Accelerated Death Benefit for Terminal Illness Agreement
Operation of Benefit [Text Block]	Accelerated Death Benefit for Terminal Illness Agreement. The Accelerated Death Benefit for Terminal Illness Agreement allows you to receive a significant portion of your Policy’s Death Benefit, if the insured develops a terminal condition due to sickness or injury (as defined in the Agreement). This Agreement is available without underwriting approval. There is no separate charge for the Agreement.
Calculation Method of Benefit [Text Block]	For example, if you have a Policy with a $1 million Face Amount and the insured is diagnosed with a terminal illness, you can request to accelerate a portion of your Death Benefit. In this example, if you choose to accelerate $250,000 of the Death Benefit, the Policy’s Face Amount will be decreased by the accelerated amount. After receiving the $250,000 accelerated payment, your remaining Death Benefit would be $750,000, and you would continue to pay premiums and charges based on the new $750,000 Face Value instead of the original $1 million Face Value.
ML Premier Variable Universal Life | TermInsuranceAgreementMember
Prospectus:
Name of Benefit [Text Block]	Term Insurance Agreement
Purpose of Benefit [Text Block]	Provides additional term insurance on the life of the insured
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	No longer available to purchase
Name of Benefit [Text Block]	Term Insurance Agreement
Operation of Benefit [Text Block]	Term Insurance Agreement. The Term Insurance Agreement is subject to underwriting approval and provides additional level term insurance coverage on the life of the insured. We assess a separate monthly charge for this Agreement. For example, if you were to elect this Agreement to provide an additional $250,000 in Death Benefits, this additional $250,000 would be payable to the beneficiary upon your death if this Agreement is still in force. Note that the Term Insurance Agreement has no cash or loan values and does not modify any cash or loan values of this Policy.
ML Premier Variable Universal Life | TermInsuranceAgreementMember | Previously Offered [Member]
Prospectus:
Optional Benefit Charge, Description [Text Block]	Term Insurance Agreement (issued prior to May 1, 2019)
Optional Benefit Charge, When Deducted [Text Block]	Monthly, expressed as an amount of Net Amount at RiskMonthly, expressed as an amount of Net Amount at Risk
Optional Benefit Charge, Representative [Text Block]
Charge for Insured Age 45 in Male, Preferred Select Non-Tobacco Risk Class, with Increasing Option Death Benefit	Monthly, expressed as an amount of Net Amount at Risk	$0.22 per $1,000	$0.07 per $1,000

Optional Benefit Expense (of Other Amount), Maximum [Percent]	83.33%
Optional Benefit Expense (of Other Amount), Current [Percent]	27.69%
Optional Benefit Expense (of Other Amount), Minimum [Percent]	0.006%
Optional Benefit Expense, Footnotes [Text Block]	The maximum Term Insurance Charge assumes that the insured has the following characteristics: Male, Standard Tobacco, Age 99, Level Option Death Benefit. (7)The minimum Term Insurance Charge assumes that the insured has the following characteristics: Female, Preferred Non-Tobacco, Age 6, Level Option Death Benefit.
ML Premier Variable Universal Life | OverloanProtectionAgreementMember
Prospectus:
Principal Risk [Text Block]	Overloan Protection Agreement. You may elect the Overloan Protection Agreement to prevent policy Termination in certain circumstances. The tax treatment of the Overloan Protection Agreement is uncertain, and it is not clear whether the Overloan Protection Agreement will be effective to prevent taxation of any outstanding loan balance as a distribution in those situations where Overloan Protection takes effect. Anyone contemplating exercise of the Policy’s Overloan Protection Agreement should consult a tax adviser.
Name of Benefit [Text Block]	Overloan Protection Agreement
Purpose of Benefit [Text Block]	Provides protection against Policy Termination in the event Policy Charges exceed the Policy Accumulation Value
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	●Policy Owner must elect the Guideline Premium Test●Cannot have exercised the Accelerated Death Benefit for Terminal Illness, or have waived charges or Premiums under the Waiver of Premium or Waiver of Charges Agreements
Name of Benefit [Text Block]	Overloan Protection Agreement
Operation of Benefit [Text Block]	Overloan Protection Agreement. The Overloan Protection Agreement provides that the Policy will not terminate because of a Policy loan even where the Accumulation Value of the Policy is insufficient to cover Policy charges. The Policy Owner must elect to use the guideline premium test and cannot have elected to use the Accelerated Benefit for Terminal Illness Agreement, or waived charges or premiums under either the Waiver of Premium Agreement or the Waiver of Charges Agreement. Once exercised, the Death Benefit payable under the Policy will be greatly reduced and be the minimum Death Benefit payable as permitted under the Code at the time the Overloan Protection Agreement was exercised. The Agreement may be exercised on non-MECs after the Policy has been in force for at least 15 years and the insured is over 75 years of Age. Once elected, this Agreement will remain in force until the Policy is surrendered or until the insured’s death and will reduce the Policy Death Benefit by the amount of the Fixed Loan Account. We assess a one-time charge when the Agreement is exercised. For example, if your Policy’s Accumulation Value is $500,000 and you exercise this Agreement, a maximum charge of $50,000 (10% of your Accumulation Value) will be deducted from your Policy. Your remaining Accumulation Value allocated to the separate account or indexed accounts will be transferred to the Guaranteed Interest Account. Exercising this Agreement will guarantee that your Policy does not terminate because of a policy loan even if the cash value is insufficient to cover policy charges. The tax treatment of the Overloan Protection Agreement is uncertain and it is not clear whether the Overloan Protection Agreement will be effective to prevent taxation of any outstanding loan balance as a distribution in those situations where Overloan Protection takes effect. Anyone contemplating exercise of the Policy’s Overloan Protection Agreement should consult a tax advisor.
ML Premier Variable Universal Life | EarlyValuesAgreementMember
Prospectus:
Optional Benefit Charge, Description [Text Block]	Early Values Agreement(8)(issued prior to May 1, 2025)Early Values Agreement(8)(issued on or after May 1, 2025)
Optional Benefit Charge, When Deducted [Text Block]	Monthly, expressed as a percentage of Accumulation Value less Policy loanMonthly, expressed as a percentage of Accumulation Value less Policy loan
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.60%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.48%
Optional Benefit Expense (of Other Amount), Minimum [Percent]	0.04%
Optional Benefit Expense, Footnotes [Text Block]	The minimum and maximum charge for the Early Values Agreement is not affected by the Age, Risk Class, gender or other characteristics of the insured. See the Early Values Agreement discussion in the section entitled “Supplemental Agreements.”
Name of Benefit [Text Block]	Early Values Agreement
Purpose of Benefit [Text Block]	While the Agreement is in effect, waives the Surrender Charge that would ordinarily apply to the Policy
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	Agreement only available at Policy issue
Name of Benefit [Text Block]	Early Values Agreement
ML Premier Variable Universal Life | EarlyValuesAgreementMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.60%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.12%
Optional Benefit Expense (of Other Amount), Minimum [Percent]	0.01%
ML Premier Variable Universal Life | GuaranteedInsurabilityOptionMember
Prospectus:
Optional Benefit Charge, Description [Text Block]	Guaranteed Insurability Option(9)
Optional Benefit Charge, When Deducted [Text Block]	Monthly, expressed as an amount of additional insurance coverageMonthly, expressed as an amount of additional insurance coverage
Optional Benefit Charge, Representative [Text Block]
Charge for Insured Age 0 in Male, Preferred Non-Tobacco Risk Class	Monthly, expressed as an amount of additional insurance coverage	$0.032 per $1,000	$0.032 per $1,000

Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.192%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.192%
Optional Benefit Expense (of Other Amount), Minimum [Percent]	0.032%
Optional Benefit Expense, Footnotes [Text Block]	The Guaranteed Insurability Option (GIO) Charge varies based upon the insured’s gender, Risk Class, Age and the amount of additional coverage layer that is elected when the GIO is purchased. See the Guaranteed Insurability Option discussion in the section entitled “Supplemental Agreements.” (10)The maximum charge for this option assumes that the insured has the following characteristics: Male, Standard Non-Tobacco, Age 37. (11)The minimum charge for this option assumes that the insured has the following characteristics: Male, Standard Non-Tobacco, Age 0.
Name of Benefit [Text Block]	Guaranteed Insurability Option
Purpose of Benefit [Text Block]	Guarantees the Policy Owner the right to purchase additional amounts of insurance on the insured’s life without providing evidence of insurability
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	No longer available to purchase
Name of Benefit [Text Block]	Guaranteed Insurability Option
Operation of Benefit [Text Block]	Guaranteed Insurability Option. The Guaranteed Insurability Option (“GIO”) is subject to underwriting approval and guarantees you the ability to purchase additional amounts of insurance coverage, which is also referred to as additional coverage layers, on the insured’s life on specified option dates without additional underwriting. The minimum amount of additional coverage layer available is $10,000 and the maximum amount of additional coverage layer available is the lesser of $100,000 or the Face Amount of the base Policy on which the GIO is added. At the time the GIO is purchased, the Owner specifies the maximum amount of insurance coverage or additional coverage layer that may be added to the Policy on each specified option date. The GIO is only available for insureds between the Ages of zero and forty. The charge shown for the GIO is a monthly charge and will apply from the time the GIO is added to the Policy until the date the GIO terminates, which generally occurs on the last specified option date (which is generally the Policy Anniversary nearest the insured’s fortieth birthday). The charge for the GIO will not be affected by the purchase of an additional coverage layer on a specified option date. The GIO guarantees that the Owner will be able to purchase an additional coverage layer on the specified option dates, which occur on the Policy Anniversary nearest to the insured’s birthday at Ages 22, 25, 28, 31, 34, 37 and 40. You will also be able to purchase an additional coverage layer in the event the insured marries or enters into a legal partnership, experiences the birth of a child or the legal adoption of a child, each known as an alternative option date. If the Owner exercises the GIO on an alternative option date, the next available specified option date will no longer be available. For example, if the insured marries at Age 26, the Owner may purchase an additional coverage layer effective as of the date of the marriage. Since there is no specified option date at Age 26, the next specified option date available at Age 28 will no longer be available. All of the remaining specified option dates (at Ages 31, 34, 37 and 40) will continue to be available. On each available specified or alternative option date, the Owner will be able to purchase an additional coverage layer up to the maximum amount elected under the GIO. For example, if an insured purchases the GIO at age 18 and selects additional coverage layers of $20,000, he or she would be able to purchase an additional $20,000 in insurance coverage upon the Policy Anniversary nearest to the insured’s birthday at Ages 22, 25, 28, 31, 34, 37 and 40 for a total of $140,000 in additional insurance coverage (assuming the insured exercises the option to purchase additional coverage on each available GIO option date). The cost of insurance charge for any additional coverage layer will be calculated using the insured’s Age and the most recent underwritten Risk Class for the Policy at the time the GIO is exercised. The additional cost of insurance charges for any additional coverage layer will be deducted monthly from the Policy’s Accumulation Value. There is no requirement to pay additional premium when adding an additional coverage layer under the GIO. However, adding additional coverage layers will increase the cost of insurance charges under the Policy and it may be necessary to pay additional premium to cover those increased cost of insurance charges. The cost of insurance charge for each new coverage layer is separate from and in addition to the charge you pay for purchasing the GIO. The policy change transaction charge and a new surrender charge and surrender charge period will apply to each new additional coverage layer. The addition of an additional coverage layer under the Policy will not result in any other charges. The GIO and the monthly charge deducted for the GIO will terminate when the GIO terminates at the Policy Anniversary nearest the insured’s fortieth birthday, which will correspond with the last specified option date under the GIO. The GIO and the monthly charge deducted for the GIO may terminate earlier than the Policy Anniversary nearest the insured’s fortieth birthday if an alternative option date occurs after the insured’s thirty-seventh birthday and before the Policy Anniversary nearest the insured’s fortieth birthday and you elect to add an additional coverage layer on that alternative option date. The additional coverage layers purchased prior to Termination of the GIO will continue after the Termination of the GIO, unless such additional coverage layer is subsequently reduced or eliminated at the request of the Owner, subject to any surrender charges. You should purchase the GIO if you believe that future changes in the insured’s life (e.g., marriage, children) will result in your need for additional Death Benefit and you are concerned about the insured’s ability to qualify for additional insurance coverage because of health or lifestyle concerns. If you purchase the GIO and do not exercise the right to purchase additional insurance coverage or Face Amounts on the exercise date, you will still pay a charge for the GIO.
ML Premier Variable Universal Life | LongTermCareAgreementMember
Prospectus:
Insurance Cost (of Other Amount), Maximum [Percent]	5.429%
Optional Benefit Charge, Description [Text Block]	Long Term Care Agreement (Issued before 2017)(12)Long Term Care Agreement (Issued 2025 or after)(12)
Optional Benefit Charge, When Deducted [Text Block]	Monthly, expressed as an amount of long term care Net Amount at RiskMonthly, expressed as an amount of long term care Net Amount at RiskMonthly, expressed as an amount of long term care Net Amount at RiskMonthly, expressed as an amount of long term care Net Amount at Risk
Optional Benefit Charge, Representative [Text Block]
Charge for Insured Age 55 in Male, Standard Non-Tobacco Risk Class, 2 Percent Monthly Benefit Percentage	Monthly, expressed as an amount of long term care Net Amount at Risk	$0.287 per $1,000	$0.110 per $1,000
Charge for Insured Age 55 in Male, Standard Non-Tobacco Risk Class, 48-month Benefit Period	Monthly, expressed as an amount of long term care Net Amount at Risk	$0.287 per $1,000	$0.110 per $1,000

Optional Benefit Expense (of Other Amount), Current [Percent]	3.529%
Optional Benefit Expense (of Other Amount), Minimum [Percent]	0.0042%
Optional Benefit Expense, Footnotes [Text Block]	See the Long Term Care Agreement discussion in the section entitled “Supplemental Agreements.” (13)The maximum Long Term Care Agreement Charge assumes that the insured has the following characteristics: Female, Standard Tobacco, Issue Age 80, 4% monthly benefit. (14)The minimum Long Term Care Agreement Charge assumes that the insured has the following characteristics: Female, Preferred Non-Tobacco, Issue Age 20, 2% monthly benefit. (15)The maximum Long Term Care Agreement Charge assumes that the insured has the following characteristics: Female, Standard Tobacco, Issue Age 80, 24-month benefit period. (16)The minimum Long Term Care Agreement Charge assumes that the insured has the following characteristics: Female, Preferred Non-Tobacco, Issue Age 20, 72-month benefit period.
Principal Risk [Text Block]	Long Term Care Agreement. The Long Term Care (“LTC”) Agreement provides for an acceleration of the Death Benefit in the event the insured meets the Agreement’s eligibility requirements. The tax treatment of long term care benefit payments from life insurance policies is uncertain. All or a portion of such payments could be taxable to the Policy Owner. Anyone contemplating purchasing a Policy with the LTC Agreement should consult a tax advisor.
Name of Benefit [Text Block]	Long Term Care Agreement (Issued 2025 or after)
Purpose of Benefit [Text Block]	Allows the Policy Owner to accelerate the Death Benefit in the event the insured meets the requirements for being chronically ill
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	●Available on or about June 30, 2025●Subject to insured providing evidence of insurability●Agreement only available at Policy issue
Name of Benefit [Text Block]	Long Term Care Agreement (Issued 2025 or after)
Operation of Benefit [Text Block]	Long Term Care (“LTC”) Agreement – Before 2017. The LTC Agreement is subject to underwriting approval and allows you to accelerate Death Benefits by receiving monthly benefit payments upon the insured meeting certain eligibility requirements. We will pay you a monthly benefit to assist with the expenses associated with the insured’s nursing home care or home health care. To be eligible for benefits under this Agreement, the insured must be certified by a licensed health care practitioner to be: (1) cognitively impaired or (2) unable to do at least 2 of the following activities of daily living: bathing, continence, dressing, eating, using the toilet facilities, or transferring (moving into or out of bed, chair, or wheelchair). In addition, you must submit to us a plan for qualified long term care services that is written by a licensed health care practitioner and which is based upon an assessment that the insured requires long-term care services. Finally, the insured must also meet a 90-day waiting period, referred to as an elimination period, in which the insured is receiving long term care services. The elimination period can be satisfied by any combination of days of long-term care facility stay or days of home health care, as those terms are defined in the Agreement. These days of care or services need not be continuous, but must be accumulated within a continuous period of 730 days. The elimination period has to be satisfied only once while this Agreement is in effect. The benefit payments made under this Agreement may not cover all of the Insured’s long term care costs. The long-term care benefits paid under this Agreement are intended to be “qualified long term care insurance” under federal tax law, and may not be taxable to the Owner. See “Tax Treatment of Policy Benefits.” You should consult your tax advisor about the tax impact of purchasing this Agreement. This Agreement will be subject to the incontestability provisions of the Policy, which are described in your Policy and in the Statement of Additional Information. See “Statement of Additional Information.” You will select the maximum amount of long-term care benefit (LTC amount) that you want when you purchase this Agreement. The LTC amount cannot be less than one hundred thousand dollars and cannot exceed the lesser of (i) the Policy Face Amount or (ii) five million dollars. You may also select either a two (2%) or four (4%) percent monthly benefit percentage that will be used to calculate your monthly benefit payment. The monthly charge for the Long Term Care Agreement is calculated by multiplying the monthly rate by the long term care Net Amount at Risk and dividing by one thousand. The long term care Net Amount at Risk is equal to the greater of i) zero or ii) an amount that is calculated monthly using the LTC amount chosen by you when you purchase the Agreement. Long term care Net Amount at Risk is calculated by subtracting a portion of the Accumulation Value from the LTC amount. The portion of Accumulation Value for this calculation is found by multiplying the Accumulation Value, as of the date we take the charge, by a fraction, the numerator of which is the LTC amount and denominator is the Policy Face Amount. If you decrease the Face Amount of the Policy, we may lower the amount of long term care benefit (LTC amount) available under the Agreement. If the Policy’s Face Amount after the decrease is less than the LTC amount before the face decrease, the LTC amount will be equal to the new decreased Face Amount. If you request a partial surrender of your Accumulation Value, the LTC amount is set equal to the LTC amount that was in effect immediately prior to the partial surrender, multiplied by the ratio of the Death Benefit of the Policy (without regard to any Policy loan) after the partial surrender to the Death Benefit of the Policy (without regard to any policy loan) immediately prior to the partial surrender. For example, if the Policy Death Benefit is $1,000,000 and the LTC amount is $500,000, a partial surrender of $100,000 would reduce the LTC amount to $450,000, which is calculated as follows: LTC amount before partial surrender ($500,000) multiplied by the ratio of the Death Benefit after partial surrender ($900,000) to the Death Benefit before partial surrender ($1,000,000) or $500,000 x $900,000/$1,000,000=$500,000 x .90=$450,000. The monthly charge for the LTC Agreement will be affected by changes in the long term care Net Amount at Risk. A decrease in the Policy Face Amount will change the long term care Net Amount at Risk even if the LTC amount does not change because the proportion of the Accumulation Value used to reduce the LTC amount to calculate long term care Net Amount at Risk will change. For example, if the Policy Face Amount is $1,000,000, the LTC amount is $500,000 and the Accumulation Value on the date of the Policy Face Amount reduction is $100,000, the long term care Net Amount at Risk is $450,000, calculated as follows: LTC amount ($500,000) minus $50,000, which is the product of the Accumulation Value ($100,000) and the ratio of the LTC amount to the Policy Face Value ($500,000/$1,000,000) or, $100,000 x .50=$50,000. If the Policy Face Value is reduced to $750,000, the new long term care Net Amount at Risk will be $433,333, calculated as follows: LTC amount ($500,000) minus $66,667, which is the product of the Accumulation Value ($100,000) and the ratio of the LTC amount to the Policy Face Value ($500,000/$750,000), or $100,000 x .66667=$66,667. The long term care Net Amount at Risk will not be impacted upon a partial surrender of the Accumulation Value. When you submit a request for benefits under this Agreement, we will determine the amount of your benefit as a monthly amount. In order to begin receiving monthly benefits after the insured is determined to be eligible, you will need to submit evidence that the insured is continuing to incur monthly long term care costs. We may require you to complete any benefit forms on a monthly basis. Payments will generally be paid within fifteen days of when we receive proof that monthly long term care services have been provided. The maximum monthly benefit will be the lesser of: 1.The monthly benefit percentage you chose times the LTC amount in effect; or 2.The per diem amount allowed by the Health Insurance Portability and Accountability Act times the number of days in the month. You may request to receive a monthly benefit less than the maximum we determine. Choosing a lesser amount could extend the length of the benefit period. If you request less than the maximum benefit, you may request that benefit amount be changed, however, we will never pay more than the maximum monthly benefit allowed under the Internal Revenue Code. We will continue to make benefit payments to you until: 100% of the LTC amount has been paid, the Insured is no longer eligible for the benefit, the Policy is surrendered, the Policy terminates when the Policy loan plus the unpaid Policy Loan Interest exceed the Accumulation Value, we receive a request to cancel this Agreement or the Insured dies. In order to continue receiving benefits, you must submit to us, on a monthly basis, evidence that the insured is receiving long term care services. This evidence generally includes invoices for long term care services the insured receives. We may also require, no more frequently than annually, a recertification by a licensed health care practitioner, that the insured is either (1) cognitively impaired or (2) unable to do at least two of the following activities of daily living: bathing, continence, dressing, eating, using the toilet facilities, or transferring (moving into or out of bed, chair, or wheelchair). If you do not send us evidence that the insured is receiving long term care services on a monthly basis, we will not send you the monthly benefit. If you do not submit evidence that the insured is receiving long term care services for a period of three consecutive months, you must submit a request to reinstate monthly benefits and provide additional information to us that the insured continues to be eligible for benefits under the Agreement. We will require i) recertification by a licensed health care practitioner that the insured is either (1) cognitively impaired or (2) unable to do at least two of the following activities of daily living: bathing, continence, dressing, eating, using the toilet facilities, or transferring (moving into or out of bed, chair, or wheelchair), ii) resubmission of a plan for qualified long term care services that is written by a licensed health care practitioner and which is based upon an assessment that the insured requires long term care services and iii) evidence that the insured is continuing to incur monthly long term care costs. If you have added the LTC Agreement, when you make a claim and we pay a long-term care benefit, we will automatically transfer all of your Policy’s Accumulation Value that is in the Fixed Indexed Accounts and the Variable Account to the Guaranteed Interest Account. Transfers of Accumulation Value from the Fixed Indexed Accounts will occur at the end of any applicable Segment Term. You will not be allowed to transfer amounts into either of the Fixed Indexed Accounts or the Variable Account when benefits payments are being made under this Agreement. We will waive the LTC Agreement charges while benefits are being paid under the Agreement. However, other Policy charges will continue to be assessed against your Accumulation Value. If your Accumulation Value goes to zero while long term care benefits are being paid under this Agreement, we will waive any additional Policy charges. While receiving LTC Agreement benefits, you may not increase the Policy Death Benefit; request a policy loan, or partial surrenders from the Policy. You may request to decrease the Death Benefit or request a partial surrender to make a Policy loan payment. A request for benefits under the Accelerated Death Benefit for Terminal Illness Agreement may also reduce the amount of benefits you may receive under the LTC Agreement. When we make a monthly benefit payment under this Agreement, we will reduce the amount of the Death Benefit by the monthly payment. We will waive the Policy Transaction Charge for the Death Benefit change made as a result of a benefit payment under this Agreement. We will also reduce the Accumulation Value in proportion to the reduction in the Death Benefit. The Accumulation Value following an LTC benefit payment will equal the Accumulation Value immediately prior to the LTC benefit payment multiplied by a factor. This factor will equal the Policy Death Benefit (without regard to any outstanding Policy loan) following the payment of an LTC benefit divided by the Policy Death Benefit (without regard to any outstanding Policy loan) immediately prior to the LTC benefit payment. If the Policy has an outstanding loan, a proportionate amount of the loan will be repaid with the monthly benefit, which will reduce the amount you receive. This Agreement will terminate when i) we have paid the maximum LTC amount, ii) the insured is no longer eligible for long term care benefits, iii) the Policy terminates due to the loan balance exceeding the Accumulation Value, iv) the Policy terminates due to the death of the Insured, v) the Policy terminates upon a complete surrender of the Policy, vi) you terminate the Agreement by Written Request to our Home Office, vii) or your Policy otherwise terminates because a partial surrender or other reduction in Accumulation Value leaves the Policy with insufficient amounts to cover Policy charges on the next monthly Policy Anniversary. See “Termination” and “Partial Surrender.” The Long Term Care Agreement was not available between 2017 and 2024.Long Term Care (“LTC”) Agreement – On or After 2025. The LTC Agreement is subject to underwriting approval and allows you to accelerate Death Benefits by receiving monthly benefit payments upon the insured meeting certain eligibility requirements. We will pay you a monthly benefit to assist with the expenses associated with the insured’s nursing home care or home health care. To be eligible for benefits under this Agreement, the insured must be certified by a licensed health care practitioner to be: (1) cognitively impaired or (2) unable to do, without substantial assistance, at least 2 of the following activities of daily living: bathing, continence, dressing, eating, using the toilet facilities, or transferring (moving into or out of bed, chair, or wheelchair). In addition, you must submit to us a plan for qualified long term care services that is written by a licensed health care practitioner and which is based upon an assessment that the insured requires long-term care services. Finally, the insured must also meet a 90-day waiting period, referred to as an elimination period, in which the insured is receiving long term care services. The long-term care elimination period begins when the insured is certified as a chronically ill individual. The long-term care elimination period is satisfied when the insured remains a chronically ill individual for 90 calendar days from the date of such certification. The elimination period has to be satisfied only once while this Agreement is in effect. The benefit payments made under this Agreement may not cover all of the Insured’s long term care costs. The long-term care benefits paid under this Agreement are intended to be “qualified long term care insurance” under federal tax law, and may not be taxable to the Owner. See “Tax Treatment of Policy Benefits.” You should consult your tax advisor about the tax impact of purchasing this Agreement. This Agreement will be subject to the incontestability provisions of the Policy, which are described in your Policy and in the Statement of Additional Information. See “Statement of Additional Information.” You will select the maximum amount of long-term care benefit (LTC amount) that you want when you purchase this Agreement. The LTC amount cannot be less than one hundred thousand dollars and cannot exceed the lesser of (i) the Policy Face Amount or (ii) five million dollars. You may also select a 24-month, 48-month, or 72-month benefit period that will be used to calculate your monthly benefit payment. The monthly charge for the Long Term Care Agreement is calculated by multiplying the monthly rate by the long term care Net Amount at Risk and dividing by one thousand. The long term care Net Amount at Risk will equal the greater of zero and the long term care amount less the benefit payments that have already been made minus the accumulation value. If you decrease the Face Amount of the Policy, we may lower the amount of long term care benefit (LTC amount) available under the Agreement. If the Policy’s Face Amount after the decrease is less than the LTC amount before the face decrease, the LTC amount will be equal to the new decreased Face Amount. If you request a partial surrender of your Accumulation Value, the LTC amount will equal the lesser of the long-term care amount that was in effect immediately prior to the partial surrender and the new face amount. The monthly charge for the LTC Agreement will be affected by changes in the long term care Net Amount at Risk, however the long term care Net Amount at Risk will not be impacted upon a partial surrender of the Accumulation Value, as both the LTC Face Amount and the Account Value will reduce by the same amount. When you submit a request for benefits under this Agreement, we will determine the amount of your benefit as a monthly amount. Payments will generally be paid within fifteen days of when we receive proof that monthly long term care services have been provided. The maximum monthly benefit will be the LTC amount in effect divided by the number of months in the benefit period you chose. You may request to receive a monthly benefit less than the maximum we determine. Choosing a lesser amount could extend the length of the benefit period. If you request less than the maximum benefit, you may request that benefit amount be changed, however, we will never pay more than the maximum monthly benefit allowed under the Internal Revenue Code. We will continue to make benefit payments to you until: i) 100% of the LTC amount has been paid, ii) the Insured is no longer eligible for the benefit, iii) the Policy is surrendered, iv) the Policy terminates when the Policy loan plus the unpaid Policy Loan Interest exceed the Accumulation Value, v) we receive a request to cancel this Agreement, vi) or the Insured dies. We will require periodic i) recertification by a licensed health care practitioner that the insured is either (1) cognitively impaired or (2) unable to do, without substantial assistance from another person, at least two of the following activities of daily living: bathing, continence, dressing, eating, using the toilet facilities, or transferring (moving into or out of bed, chair, or wheelchair) and , ii) resubmission of a plan for qualified long term care services that is written by a licensed health care practitioner and which is based upon an assessment that the insured requires long term care services. If you have added the LTC Agreement, when you make a claim and we pay a long-term care benefit, we will automatically transfer all of your Policy’s Accumulation Value that is in the Fixed Indexed Accounts and the Variable Account to the Guaranteed Interest Account. Transfers of Accumulation Value from the Fixed Indexed Accounts will occur at the end of any applicable Segment Term. You will not be allowed to transfer amounts into the Fixed Indexed Accounts or the Variable Account when benefits payments are being made under this Agreement. We will waive the LTC Agreement charges while benefits are being paid under the Agreement. However, other Policy charges will continue to be assessed against your Accumulation Value. If your Accumulation Value goes to zero while long term care benefits are being paid under this Agreement, we will waive any additional Policy charges. While receiving LTC Agreement benefits, you may not increase the Policy Death Benefit, request a policy loan, or request partial surrenders from the Policy. You may request to decrease the Death Benefit or request a partial surrender to make a Policy loan payment. A request for benefits under the Accelerated Death Benefit for Terminal Illness Agreement may also reduce the amount of benefits you may receive under the LTC Agreement. When we make a monthly benefit payment under this Agreement, we will reduce the amount of the death benefit proceeds by the monthly payment. We will also reduce the Accumulation Value in proportion to the portion of the Face Amount that has not yet been accelerated. The Accumulation Value following an LTC benefit payment will equal the Accumulation Value immediately prior to the LTC benefit payment multiplied by a factor. This factor will equal the cash indemnity benefit payment divided by the portion of the Face Amount that has not yet been accelerated. Cash indemnity benefit payments are payments made when the insured becomes chronically ill and has satisfied the elimination period. These payments are an acceleration of the death benefit and reduce the death benefit dollar for dollar of the benefit payment amount. If the Policy has an outstanding loan, a proportionate amount of the loan will be repaid with the monthly benefit, which will reduce the amount you receive. If the Death Benefit is $500,000 and the LTC amount is $500,000 and the Accumulation Value on the date of the Cash Indemnity Benefit Payment is $100,000. If the policy holder receives $10,000 as a Cash Indemnity Benefit payment, reduction to accumulation value will be $100,000 x ($10,000/$500,000) = $2,000 resulting in a new accumulation value of $98,000. The death benefit proceeds would be reduced by the amount of the Cash Indemnity Benefit Payment resulting in $500,000 - $10,000 = $490,000 paid upon death. This Agreement will terminate when i) the insured is no longer eligible for long term care benefits, ii) the Policy terminates due to the loan balance exceeding the Accumulation Value, iii) the Policy terminates due to the death of the Insured, iv) the Policy terminates upon a complete surrender of the Policy, v) you terminate the Agreement by Written Request to our Home Office, vi) or your Policy otherwise terminates because a partial surrender or other reduction in Accumulation Value leaves the Policy with insufficient amounts to cover Policy charges on the next monthly Policy Anniversary. See “Termination” and “Partial Surrender.”
ML Premier Variable Universal Life | LongTermCareAgreementMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Other Amount), Minimum [Percent]	0.0048%
ML Premier Variable Universal Life | InflationAgreementMember
Prospectus:
Optional Benefit Charge, Description [Text Block]	Inflation Agreement(17)
Optional Benefit Charge, When Deducted [Text Block]	MonthlyMonthly
Optional Benefit Charge, Representative [Text Block]
Current Charge for all Insureds	Monthly	$0.83	$0.83

Optional Benefit Expense, Maximum [Dollars]	$ 5.00
Optional Benefit Expense, Current [Dollars]	5.00
Optional Benefit Expense, Minimum [Dollars]	$ 0.50
Optional Benefit Expense, Footnotes [Text Block]	The Inflation Agreement Charge is the same for all genders, Risk Classes, and Ages. See the Inflation Agreement discussion in the section entitled “Supplemental Agreements.”
Name of Benefit [Text Block]	Inflation Agreement
Purpose of Benefit [Text Block]	Allows for Cost of Living increases in the Face Amount of the Policy without providing evidence of the insured’s insurability
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	●Subject to insured providing evidence of insurability●Insured must be under 60 years of age●Agreement only available at Policy issue
Name of Benefit [Text Block]	Inflation Agreement
Operation of Benefit [Text Block]	Inflation Agreement. The Inflation Agreement provides you the ability to increase your Face Amount of insurance without underwriting every three years based upon increases in the cost of living (the “Cost of Living”) as measured by changes in the U.S. Department of Labor Consumer Price Index (“CPI”). On the third anniversary of the issue date of this Agreement, we will calculate a Cost of Living increase and automatically increase the face value of your Policy. We will calculate a Cost of Living Increase on every third Agreement anniversary until the insured reaches the Age of sixty. You may refuse to accept a Cost of Living increase; however, if you do so and the insured is over the Age of twenty-one, no further Cost of Living increases may be made. If the insured is under the Age of twenty-one at the time you refuse a Cost of Living increase, no additional Cost of Living increase offers will be made until after the insured turns Age twenty-one. The amount of the Cost of Living increase will be the lesser of (1) the Policy Face Amount multiplied by two times the increase in the CPI during the previous three years or (2) $100,000. The increase in the CPI is calculated by dividing the CPI on the date five months before the date of the Cost of Living increase by the CPI on the date forty-one months before the Cost of Living increase and subtracting one from that number. For example, if you have a Policy Face Amount of $1 million, and the CPI during the previous three-year period was calculated as 2.5%, you would have the option to increase the Face Amount by $50,000 (2.5% multiplied by 2, multiplied by the initial Face Amount of $1 million). In this hypothetical example, if the CPI was calculated at 5% or above, any increase to the Face Amount would be limited to $100,000 because the Policy Face Amount multiplied by two times the CPI during the previous three-year period would exceed the maximum $100,000 inflation increase. The Inflation Agreement is only available for insureds under the Age of sixty, subject to underwriting approval. The charge shown for the Inflation Agreement is a monthly charge and will apply from the time the Inflation Agreement is added to the Policy until the date the Inflation Agreement terminates. The charge for the Inflation Agreement will not be affected by the purchase of additional insurance. The cost of insurance charge for any additional insurance will be calculated using the insured’s Age and the most recent underwritten Risk Class for the Policy at the time the cost of living increase is accepted. The cost of insurance charges for any additional insurance will be deducted monthly from the Policy’s Accumulation Value. There is no requirement to pay additional premium when adding additional insurance under the Inflation Agreement. However, accepting the additional insurance increases the cost of insurance charge under the Policy and it may be necessary to pay additional premium to cover the increased cost of insurance charge. The cost of insurance charge for the additional insurance is separate from and in addition to the charge you pay for purchasing the Inflation Agreement. The Inflation Agreement and the monthly charge deducted for the Inflation Agreement will terminate when the Inflation Agreement terminates. Additional insurance purchased under this Agreement will remain in force until: the Policy Face Amount is reduced or eliminated at the request of the Owner, the Policy terminates or the insured dies. The Inflation Agreement will terminate on the earliest of: 1) the Policy Anniversary nearest to the insured’s 59th birthday, 2) the date this Policy is terminated or surrendered, 3) the date we receive your Written Request in Good Order to terminate the Agreement, 4) the date you refuse a Cost of Living increase when the insured is over the Age of twenty-one and 5) the insured’s date of death. You should purchase the Inflation Agreement if you believe that the Policy Face Amount needs to keep pace with increases in cost of living as measured by the CPI and you are concerned about the insured’s ability to qualify for additional insurance coverage because of health or lifestyle concerns. If you purchase the Inflation Agreement and do not accept the additional insurance coverage or Face Amounts when offered, you will still pay a charge for the Inflation Agreement. Increasing your Face Amount of insurance may have adverse tax consequences. If you elect the Inflation Agreement, you should consult a tax advisor before increasing your Face Amount of insurance.
ML Premier Variable Universal Life | GuaranteedIncomeAgreementMember
Prospectus:
Principal Risk [Text Block]	Guaranteed Income Agreement. You may elect the Guaranteed Income Agreement (“GIA”) to provide for a guaranteed payment of Accumulation Value while the insured is alive. While we believe the Guaranteed Income Agreement will not cause the Policy to fail as life insurance under the Code and will take measures to ensure that it does not fail, regulatory agencies or the courts may treat the Policy’s tax status differently. In addition, the tax laws may change, which could also impact the tax status of the Policy or could serve to tax the Guaranteed Income Agreement payments. Anyone contemplating exercise of the Guaranteed Income Agreement should consult a tax adviser.
Name of Benefit [Text Block]	Guaranteed Income Agreement
Purpose of Benefit [Text Block]	Allows the Policy Owner to receive guaranteed benefit payments while the insured is living
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	●Must elect the guideline premium test●Policy must have been in force for at least 10 years●Insured must be between 60 and 80 years of age●Except for the Income Protection Agreement, no other agreements may be in effect
Name of Benefit [Text Block]	Guaranteed Income Agreement
Operation of Benefit [Text Block]	Guaranteed Income Agreement. The Guaranteed Income Agreement is a living benefit agreement that you may add to the Policy. The GIA provides the Owner with an option to exercise the Agreement once certain conditions have been met, and receive guaranteed lifetime benefit payments. The benefit payment is deducted from the Policy’s Accumulation Value first through partial surrenders and second through Policy loans. The Policy’s surrender charge and partial surrender charges will not apply to the benefit payments. If the partial surrenders and Policy loans equal or exceed the Policy’s Accumulation Value, we will add a sufficient amount of money to the Policy Accumulation Value so that the next annual benefit payment under the GIA can be made to the Owner. We will continue to add such amount to the Policy’s Accumulation Value for as long as the Policy’s Accumulation Value is not sufficient to pay the benefit payment due the Owner. In that case, benefit payments will continue to be made in the form of Fixed Interest Rate Policy loans. The GIA allows you to receive an annual or monthly benefit payment for the remainder of the insured’s lifetime, but not beyond the maturity date of the Policy at the insured’s Age 121, if all the conditions described below are satisfied. If you elect this benefit payment, the Policy is also guaranteed to remain in force for the lifetime of the insured, but not beyond the insured’s Age 121, unless you terminate this Agreement. We will calculate the GIA benefit payments using a guaranteed 4% interest rate as shown in the Policy data pages. For example, if your Policy’s Accumulation Value is $500,000 you may exercise the Guaranteed Income Agreement to convert this amount into a monthly or annual benefit payment. When this Agreement is exercised, a maximum charge of $50,000 (10% of Accumulation Value) will be deducted from your Accumulation Value and the remaining $450,000 will be converted into a stream of benefit payments until death or maturity of your Policy. To receive benefit payments you must send us a Written Request to exercise the Agreement. The first benefit payment will be calculated using the exercise effective date, which is the first Policy Anniversary following the day we approve your request to exercise this Agreement. The following conditions must be satisfied before benefit payments can begin. (1)The Death Benefit qualification test on your Policy must be the guideline premium test. (2)The Level Death Benefit Option must be in effect. If the Level Death Benefit Option is not in effect when you exercise the Agreement, we will change your Death Benefit option to the Level Death Benefit Option as of the exercise effective date. (3)The insured must be at least 60 years of Age and less than 80 years of Age as of the exercise effective date. (4)Your Policy must have been in force for at least 10 years as of the exercise effective date. (5)The Face Amount of your Policy must equal the minimum amount allowable under the Code. If the Face Amount is not equal to that minimum as of the exercise effective date, we will reduce your Face Amount to be equal to the minimum amount allowable under the Code. (6)Other than the Income Protection Agreement, no other Agreements may be in effect as of the exercise effective date. If any other Agreements are in effect, they will terminate as of the exercise effective date. (7)You may not exercise the GIA if your Policy premiums or charges were waived under a Waiver of Premium or Waiver of Charges Agreement. (8)You may not exercise the GIA if you requested or received funds under the Accelerated Death Benefit for Terminal Illness Agreement. (9)You cannot receive benefits under the LTC Agreement. (10)Your projected annualized benefit payments when you exercise this Agreement must be at least equal to the annual minimum benefit payments shown on your Policy data pages for the remaining life of the insured, but not beyond Age 121. Your Written Request to exercise this Agreement is subject to your meeting all of the above conditions. We must also receive your request in Good Order at least 15 calendar days prior to the exercise effective date. When we receive your request to exercise the GIA, we will calculate and notify you of your benefit payment amount. As of the exercise effective date, we will send you a new set of Policy data pages that shows the adjusted Face Amount of the Policy, the exercise effective date, the frequency and the amount of the benefit payment that you will receive, and the minimum Death Benefit that applies to your Policy. The benefit payments will begin on the exercise effective date. We will automatically transfer all of your Variable Account Accumulation Value to the Guaranteed Interest Account on the exercise effective date. If you have allocated Accumulation Value to any of the Fixed Indexed Accounts, we automatically transfer Fixed Indexed Account Accumulation Value to the Guaranteed Interest Account at the end of the Segment Term where the Segment Term ends after the exercise effective date. Accumulation Value in the Fixed Loan Account will remain in that Account after the exercise effective date. Although the allocation of your Variable Account Accumulation Value to the Guaranteed Interest Account may have the effect of mitigating declines in your Policy Accumulation Value in the event of a significant decline in equity market valuations, doing so will also generally result in your Policy Accumulation Value increasing to a lesser degree than the equity markets when the value of equity investments rise. This may deprive you of the benefits of increases in equity market values under your Policy. There is no charge for the GIA when you purchase the Policy, however, we will assess a one-time charge against your Accumulation Value on the exercise effective date. The charge will not exceed the maximum charge shown for the GIA on your Policy data pages. There is no other charge for this Agreement. After the exercise effective date, the minimum amount of Death Benefit as of each Policy Anniversary will be equal to that shown on your Policy data pages that we send to you as of the exercise effective date. Upon request, we will tell you the minimum Death Benefit payment as of any date not shown. Partial surrenders taken from your Policy as a result of the GIA will reduce the Policy Face Amount and Death Benefit. However, we will not allow the Face Amount to go below the minimum Death Benefit as described in the Policy form. Since you may be taking Policy loans and we may be increasing the Policy’s Accumulation Value based upon the guarantee provided by the GIA, the amount of Death Benefit proceeds payable at the insured’s death may be different than the minimum Death Benefit shown on your Policy data pages. Since the Policy’s Death Benefit will be reduced to the minimum amount allowable under the Code after the exercise effective date, Owners who also purchase the Income Protection Agreement should be aware that the benefits payable under that Agreement will be lower as a result of exercising the GIA. Owners should consider the impact of the lower Policy Death Benefit on their individual circumstances before exercising the GIA. Benefit payments made after the exercise effective date will first be taken from the Policy as a partial surrender until the Policy’s investment in the contract, as defined in the Code, is reduced to zero. After that, benefit payments will be taken in the form of Fixed Policy Rate Loans until the amount of such loans equals the Policy’s Accumulation Value. If, at the time of any benefit payment, there is insufficient Surrender Value to account for the full benefit payment, we will increase the Policy’s Accumulation Value by an amount such that the Surrender Value will equal the next benefit payment. The tax treatment of amounts we add to your Policy after there is insufficient Surrender Value to continue benefit payments is uncertain. While we believe that such payments are not taxable to the recipient, the Internal Revenue Service (“IRS”) or the courts could take a different position. You should consult your tax advisor regarding the taxability of amounts we contribute to the Policy or benefit payments made after we begin adding amounts to the Accumulation Value of your Policy. Once we determine your benefit payment as of the exercise effective date, we do not anticipate that it will change. However, in order to keep your Policy qualified as life insurance under the Code, we may require you to take a partial surrender that is not a benefit payment. Any required partial surrender necessary to keep your Policy qualified as life insurance will be equal to the remaining investment in the contract, as defined in the Code. At that time, we will calculate a new benefit payment and determine a new set of minimum Death Benefit amounts. The calculation will be done using the same information that was used to calculate benefit payments as of the exercise effective date; except that the required partial surrender amount and previous benefit payments will be taken into account. As a result, the new benefit payment will likely be less than that calculated as of the exercise effective date because the Accumulation Value will be reduced by the required partial surrender amount. We will send you new Policy data pages showing the revised benefit payment and minimum Death Benefit amount. After the exercise effective date, you may no longer: (1)request any Policy loans; (2)change the type of Policy Loan Interest rate; (3)pay any additional premiums; (4)request any Policy Changes; and (5)request any transfers of Accumulation Value. The GIA will terminate 1) if the Policy is surrendered or otherwise terminates, 2) if you or the insured fail to meet any of the conditions for exercise of the GIA after the date you have sent us written notice of your request to exercise the Agreement, but prior to the exercise effective date, 3) or the death of the insured, or 4) or the date we receive your Written Request to cancel the Agreement. The GIA may be reinstated if the Policy is also reinstated in accordance with its provisions and it is prior to the Policy Anniversary nearest the insured’s Age 95. You should consider purchasing and exercising this Agreement if you want to have a guaranteed stream of benefit payments during the lifetime of the insured and no longer desire to maximize the Death Benefit available under the Policy. Note: We designed the GIA to protect you from outliving the assets underlying your Policy Accumulation Value. If you terminate the GIA or die before your Policy Accumulation Value is reduced to zero, neither you nor your estate will receive any benefit payments from us under the GIA, nor will the GIA provide any build-up of Accumulation Value for benefit payments. If the interest credited to your Accumulation Value in the GIA is sufficient to sustain periodic benefit payments under the GIA, your Policy Accumulation Value may never be reduced to zero and we will not be required to make payments to your Policy Accumulation Value to support benefit payments. Owners who add the GIA should take into consideration that their Policy Accumulation Value on the exercise effective date may not be sufficient to provide the minimum benefit payment until the insured’s Age 121. In that case, they will not be able to exercise the GIA. Income Protection Agreement. You may elect to add the Income Protection Agreement (“IPA”), which gives you the right to elect that all, or a part, of the Policy’s Death Benefit proceeds be paid in installment payments. The election under the IPA is irrevocable, which means it may not be changed as long as the Policy is in force. The IPA does not change the total amount of the Death Benefit proceeds payable under the Policy, however, to the extent the IPA applies to the Death Benefit proceeds, the payment of those proceeds will be in a lump sum and in installments as you specify under the IPA. The installment payments will include interest, which is calculated using a 1% annual effective rate of interest rate. The installment payments are calculated by multiplying the IPA amount by a percentage between 25% and 100%, which you choose when You apply for the Policy. The IPA amount is the amount by which the Death Benefit proceeds payable under the IPA are defined and includes the Face Amount of the Policy plus any term insurance agreement amount on the insured’s life. We will show you the IPA amount on your Policy data pages. When you apply for this Policy, you must choose what percentage of the IPA amount is subject to payment as a lump sum, and what percentage is subject to payment in installments. You must also choose the frequency of the installment payments, either monthly or annually that are made during the installment period. You must also choose the installment period, which can be from ten to thirty years. When we issue the Policy, we will tell you the lump sum amount and the amount of each installment payment based upon the Face Amount of the Policy, plus any term insurance. Your election of the length and frequency of installment payments is irrevocable when made on the Application for the Policy. For example, if you were to die with a $1 million Death Benefit and elected 25% of the Death Benefit to be paid as a lump sum and the remaining 75% in annual installments over a period of 10 years under the IPA, your beneficiary would receive $250,000 of the Death Benefit once we have processed the claim for Death Benefits and the remaining $750,000 (plus interest accrued at a 1% annual effective rate) over the ten year IPA period. The number of years for which the Policy Death Benefit proceeds would be paid installment payments is dependent upon the insured’s Age on the date of death and is shown on the Policy data pages. You cannot elect to have installment payments made for more than 30 years nor may they extend beyond the Policy Anniversary nearest where the insured would have reached Age 95. The final installment payment may be made at an earlier date if you tell us on the Policy Application. If you change the Policy Face Amount or the amount of any term insurance, we will automatically increase or decrease the IPA amount accordingly. In addition, if you increase the Policy Face Amount, you may request to change the percentage that will apply to the IPA and the lump sum Death Benefit proceeds. However, it is within our sole discretion to approve any requested change and the insured will be required to provide evidence of good health satisfactory to us. If, at the insured’s death, the Death Benefit proceeds are different than those shown on the Policy data pages, the lump sum amount and installment amount will be adjusted proportionately. If you add the IPA to your Policy and have taken an accelerated Death Benefit, a Long Term Care Agreement benefit, chronic illness benefit payment or a Policy loan, we will reduce the amount of the lump sum payment by the amount of the accelerated death benefit or Long Term Care Agreement benefit taken, and/or the amount of the Policy loan, plus unpaid interest. If the accelerated death benefit, chronic illness benefit payment, Long Term Care Agreement benefit taken and/or Policy loan, plus unpaid interest, reduces the lump sum payment to zero, we will further reduce the installment payment amounts by any remaining accelerated Death Benefit, chronic illness benefit payment, or Long Term Care Agreement benefit taken and/or any remaining Policy loan, plus unpaid interest. When we receive a claim for Death Benefit proceeds in Good Order, we will send the Beneficiary at the address we have on record a confirmation of the scheduled installment payments. The IPA will not affect the amount of the Death Benefit proceeds payable, it will only impact the manner in which those amounts are paid. We will send the Beneficiary a report each year telling them the amount of installment payments that are considered interest income. The IPA Agreement is designed to pay installment payments over a ten to thirty year period to a named Beneficiary. If that Beneficiary dies prior to his or her share of the Policy Death Benefit proceeds being paid in full, we will continue the installment payments to a successor Beneficiary, named by the initial Beneficiary. If no successor Beneficiary is named, or if no successor Beneficiary is living at the time of the initial Beneficiary’s death, we will pay the installment payments to the estate of the deceased Beneficiary. If there is no named Beneficiary at the Insured’s death, we will pay the installment payments to the Owner, or if the Owner and the Insured are the same, to the estate of the Insured. We may, at our own discretion, assess a lower cost of insurance charge against your Policy Accumulation Value if you elect the IPA. The lower cost of insurance charge is not guaranteed and may change at any time. This Agreement will terminate on the earlier of: (1)the date when your Policy terminates or is surrendered; (2)the death of the insured; or, (3)the Termination date shown on the Policy data pages. If the Policy to which the IPA is attached is reinstated in accordance with its provisions, the IPA must also be reinstated provided that the Policy Anniversary nearest the insured’s Age 95 has not occurred. You should consider adding the IPA if you would like your named Beneficiary to receive all or part of the Policy Death Benefit proceeds in installment payments over a period of up to thirty years. When deciding to add the IPA, you should keep in mind that the IPA is irrevocable, payments may be deferred for up to thirty years and interest on the Death Benefit proceeds that are subject to the IPA is set at one percent at issue. Purchasers that desire to maximize the Policy’s Accumulation Value may also want to consider adding the IPA because we may, but are not required to, reduce the cost of insurance charges while the insured is alive. There is no charge for the IPA. Note: Any amounts paid that are in excess of your Accumulation Value under a supplemental benefit are subject to our financial strength and claims paying ability.
ML Premier Variable Universal Life | IncomeProtectionAgreementMember
Prospectus:
Name of Benefit [Text Block]	Income Protection Agreement
Purpose of Benefit [Text Block]	An irrevocable settlement option that pays the Policy Death Benefit in installment payments equally over a period of up to thirty years
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	●Agreement only available at Policy issue●Election of agreement is irrevocable
Name of Benefit [Text Block]	Income Protection Agreement
ML Premier Variable Universal Life | BusinessContinuationAgreementMember
Prospectus:
Optional Benefit Charge, Description [Text Block]	Business Continuation Agreement(18)**
Optional Benefit Charge, When Deducted [Text Block]	Monthly, expressed as an amount of additional insurance coverageMonthly, expressed as an amount of additional insurance coverage
Optional Benefit Charge, Representative [Text Block]
Charge for Insured Male, Standard Non-Tobacco, Age 40, Designated Insured Male Non-Tobacco, Age 40	Monthly, expressed as an amount of additional insurance coverage	$0.013 per $1,000	$0.013 per $1,000

Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.328%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.328%
Optional Benefit Expense (of Other Amount), Minimum [Percent]	0.0083%
Optional Benefit Expense, Footnotes [Text Block]	The Business Continuation Agreement Charge varies based upon the insured’s Age and tobacco status. See the Business Continuation Agreement discussion in the section entitled “Supplemental Agreements.” (19)The maximum Business Continuation Agreement Charge assumes that the insured has the following characteristics: Insured Male, Standard Tobacco, Age 55, Designated Insured Male Standard Tobacco, Age 70. (20)The minimum Business Continuation Agreement Charge assumes that the insured has the following characteristics: Insured Male, Standard Non-Tobacco, Age 18, Designated Insured Male Non-Tobacco, Age 18.
Name of Benefit [Text Block]	Business Continuation Agreement
Purpose of Benefit [Text Block]	Guarantees the Policy Owner the right to increase the Face Amount of the Policy upon the death of a designated person
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	No longer available to purchase
Name of Benefit [Text Block]	Business Continuation Agreement
Operation of Benefit [Text Block]	Business Continuation Agreement. The Business Continuation Agreement (“BCA”) is no longer available for sale. The BCA guarantees you the right to increase the Face Amount of this Policy, referred to as a new coverage layer, without evidence of insurability, at the death of a designated life. You should purchase the BCA if you believe that the future death of a designated life will result in your need for additional Death Benefit and you are concerned about the insured’s ability to qualify for additional insurance coverage because of health or lifestyle concerns. If you purchase the BCA and do not exercise the right to purchase additional coverage layers during an Option Period, you will still pay a charge for the BCA. The applicant will name the person or persons who will serve as the designated life in the Application for this Agreement. There may be as many as five designated lives and the person or persons named as designated lives must also be underwritten and approved for a separate life insurance policy at the time of your Application. A designated life may not be changed after the Policy is issued. The minimum amount of additional coverage layer available for each designated life is $5,000 and the maximum amount of additional coverage layer available is the lesser of $10,000,000 or two times the Face Amount of the base Policy on which the BCA is added. At the time the BCA is purchased, the Policy Owner will specify the amount of additional coverage layer that will be available upon the death of the designated life. In addition, at the time the BCA is issued, both the insured and each designated life will be required to provide us evidence of insurability satisfactory to us. The amount of the coverage layer for each designated life will begin to be phased out at the Policy Anniversary nearest to the insured’s Age 76. The phase out amount is equal to the maximum amount of additional coverage layer chosen for the designated life, multiplied by the percentage corresponding to the anniversary nearest the insured’s Age for each Policy Anniversary as shown in the following table:
Anniversary Nearest Insured’s Age	Percentage
Prior to Age 76	100%
Age 76	80%
Age 77	60%
Age 78	40%
Age 79	20%
Age 80	0%
At the death of a designated life, you may exercise the right to add an additional coverage layer to this policy during the ninety day period (“Option Period”) immediately following the date of the designated life’s death. You must notify us in writing that you are exercising your right to add a new coverage layer. We must also receive the following information, in Good Order, at our Home Office during the Option Period: (1)proof satisfactory to us of the designated life’s death; and (2)a completed Application for the new coverage layer. If the insured dies within the Option Period following the death of a designated life, but not simultaneously with the designated life, we will pay the maximum increase amount to the Beneficiary of this policy. If the insured and the designated life die at the same time, or under circumstances in which the order of death cannot be determined, we will pay one-half of the maximum increase amounts to the Beneficiary of this policy. If premiums or charges are being waived because the insured is totally disabled, the increase available will be limited to one-half of the maximum increase amount. For example, you and your spouse run a family owned business and in the event of one of your deaths, additional insurance protection would help the business continue in operation. If one of you purchases a Policy with a $1 million Face Amount and the BCA, you would have the option to purchase additional coverage between $5,000 and $2 million upon the other’s death, subject to the terms of the Agreement. The monthly charge shown for the BCA will apply from the time the BCA is added to the Policy until the date the Agreement terminates. The monthly charge for any designated life under the BCA will terminate as of the date of death of the designated life. The BCA will terminate at the earliest of the following events: (1)the date the policy is surrendered or terminated; or (2)the date we receive a Written Request to cancel the Agreement; or (3)the date of the death of the insured; or (4)the end of the Option Period following the death of the last designated life; or (5)the Policy Anniversary nearest the insured’s 80th birthday. The cost of the insurance charge for any additional coverage layer will be calculated using the insured’s Age and underwritten Risk Class for the Policy at the time the BCA was issued. If a coverage layer has been added after issuance of the Agreement at a more favorable Risk Class than the Policy coverage, the cost of the insurance charge for the new coverage layer will be calculated using the more favorable underwritten Risk Class. The additional cost of insurance and policy issue charges for any additional coverage layer will be deducted monthly from the Policy’s Accumulation Value. There is no requirement to pay additional premium when adding an additional coverage layer under the BCA. However, adding additional coverage layers will increase the cost of insurance charges and policy issue charges under the Policy and it may be necessary to pay additional premium to cover those increased cost of insurance charges. The cost of insurance charge and policy issue charge for each new coverage layer is separate from and in addition to the charge you pay for purchasing the BCA. The Policy change transaction charge and a new surrender charge and surrender charge period will apply to each new additional coverage layer. The monthly charge for any designated life under the BCA will terminate as of the next monthly anniversary after the death of the designated life. Any additional coverage layers purchased during an Option Period will continue after the Termination of the BCA, unless such additional coverage layer is subsequently reduced or eliminated at the request of the Policy Owner.
ML Premier Variable Universal Life | GuaranteedInsurabilityOptionforBusinessAgreementMember
Prospectus:
Optional Benefit Charge, Description [Text Block]	Guaranteed Insurability Option for Business(21)**
Optional Benefit Charge, When Deducted [Text Block]	Monthly, expressed as an amount of additional insurance coverageMonthly, expressed as an amount of additional insurance coverage
Optional Benefit Charge, Representative [Text Block]
Charge for Insured Male Standard Non-Tobacco, Age 45	Monthly, expressed as an amount of additional insurance coverage	$0.273 per $1,000	$0.273 per $1,000

Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.602%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.602%
Optional Benefit Expense (of Other Amount), Minimum [Percent]	0.065%
Optional Benefit Expense, Footnotes [Text Block]	The Guaranteed Insurability Option for Business Charge varies based upon the insured’s Age and tobacco status. See the Guaranteed Insurability Option for Business discussion in the section entitled “Supplemental Agreements.” (22)The maximum Guaranteed Insurability Option for Business Charge assumes that the insured has the following characteristics: Male, Standard Tobacco, Age 54. (23)The minimum Guaranteed Insurability Option for Business Charge assumes that the insured has the following characteristics: Female, Standard Non-Tobacco, Age 18.
Name of Benefit [Text Block]	Guaranteed Insurability Option for Business Agreement
Purpose of Benefit [Text Block]	Guarantees a business Policy Owner the right to purchase additional amounts of insurance on the insured’s life on specified dates without providing evidence of insurability
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	No longer available to purchase
Name of Benefit [Text Block]	Guaranteed Insurability Option for Business Agreement
Operation of Benefit [Text Block]	Guaranteed Insurability Option for Business. The Guaranteed Insurability Option for Business Agreement (“GIOB”) is no longer available for sale. The GIOB guarantees you the ability to purchase additional amounts of insurance coverage, which is also referred to as additional coverage layers, on the insured’s life on as many as five specified Option Dates without additional underwriting. You should purchase the GIOB if you believe that future changes in the insured’s life (e.g. death of a business partner, increase in business value) will result in your need for additional Death Benefit and you are concerned about the insured’s ability to qualify for additional coverage because of the health or lifestyle concerns. If you purchase the GIOB and do not exercise the right to purchase additional insurance coverage or Face Amounts on the exercise date, you will still pay a charge for the GIOB. The minimum amount of additional coverage layer available is $10,000 and the maximum amount of additional coverage layer available is the lesser of $200,000 or 20% of the Face Amount of the base Policy on which the GIOB is added. At the time the GIOB is purchased, the Policy Owner will specify the maximum amount of insurance coverage or additional coverage layer that may be added to the Policy on each specified Option Date, which must be between $100,000 and $200,000. If premiums or charges are being waived because the insured is totally disabled, the additional coverage layer increase available will be limited to one-half of the maximum you chose when you applied for the Policy. The GIOB is only available for insureds between the Ages of eighteen and fifty-two. The Policy Owner may purchase the GIOB at issue subject to underwriting of the insured. After August 22, 2015, the Policy Owner may also add the GIOB after the Policy is issued, subject to underwriting of the insured. The charge shown for the GIOB is a monthly charge and will apply from the time the GIOB is added to the Policy until the date the GIOB terminates. The GIOB will terminate on; (1)the last available Option Date (described below); or (2)the date the policy is surrendered or terminated; or (3)the date we receive your Written Request to cancel this Agreement; or (4)the date of the insured’s death. For example, you own a business with another individual, Individual A, and your business’ buy-sell agreement provides for the mandatory buyout of an owner’s equity in the business in the event of an owner’s death. Because the value of your business is increasing in value, you decide to purchase a Policy on the life of Individual A with a $500,000 Face Amount along with the GIOB to help fund the buyout in the event of Individual A’s death. At the time you purchase the Policy and GIOB, Individual A is 41 years old. Under the terms of the GIOB, you may purchase additional insurance coverage layers on the Option Dates where Individual A is 43, 46, 49, 52 and 55 years old. When you purchase the GIOB, you must select the amount of the additional coverage layers between $10,000, the minimum additional coverage layer under the GIOB, and $100,000, representing 20% of the $500,000 Face Amount. If you select $20,000 for each additional coverage layer, you will have the option to purchase $20,000 in additional coverage on each of the Option Dates described above for a total of$100,000 in additional coverage The GIOB charge varies based upon the insured’s Age and tobacco status. The charge for the GIOB will not be affected by the purchase of the additional coverage layer on a specified Option Date. The GIOB guarantees that the Policy Owner will be able to purchase an additional coverage layer on specified Option Dates. The specified Option Dates vary by Issue Age. On each available Option Date, the Policy Owner will be able to purchase an additional coverage layer up to the maximum amount elected under the GIOB. The following table shows the Option Dates available based upon the Age of the insured when the GIOB is issued:
Option Dates
Issue Age	22	25	28	31	34	37	40	43	46	49	52	55
18-21	√	√	√	√	√
22-24		√	√	√	√	√
25-27			√	√	√	√	√
28-30				√	√	√	√	√
31-33					√	√	√	√	√
34-36						√	√	√	√	√
37-39							√	√	√	√	√
40-42								√	√	√	√	√
43-45									√	√	√	√
46-48										√	√	√
49-51											√	√
52												√
Example: The Option Dates available for an Insured Age 35 are 37, 40, 43, 46, and 49. When you add a coverage layer, you are buying additional life insurance for which you will pay cost of insurance and policy issue charges. The cost of the insurance charge for any additional coverage layer will be calculated using the insured’s Age and underwritten Risk Class for the Policy at the time the GIOB was issued. If a coverage layer has been added after issuance of the Agreement at a more favorable Risk Class than the Policy coverage, the cost of the insurance charge for the new coverage layer will be calculated using the more favorable underwritten Risk Class. The additional cost of insurance and policy issue charges for any additional coverage layer will be deducted monthly from the Policy’s Accumulation Value. There is no requirement to pay additional premium when adding an additional layer under the GIOB. However, adding additional coverage layers will increase the cost of insurance charges and policy issue charges under the Policy and it may be necessary to pay additional premium to cover those increased cost of insurance charges. The cost of insurance charge and policy issue charge for each new coverage layer is separate from and in addition to the charge you pay for purchasing the GIOB. The Policy change transaction charge and a new surrender charge and surrender charge period will apply to each new additional coverage layer. The addition of an additional coverage layer under the Policy will not result in any other charges. The additional coverage layers purchased prior to Termination of the GIOB will continue after Termination of the GIOB, unless such additional coverage layer is subsequently reduced or eliminated at the request of the Policy Owner.
ML Premier Variable Universal Life | PremiumDepositAccountAgreementMember
Prospectus:
Name of Benefit [Text Block]	Premium Deposit Account Agreement
Purpose of Benefit [Text Block]	Provides the Policy Owner with an option to deposit funds into an account to ensure that planned Premium payments are made on the Policy Anniversary
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	May only have one Premium Deposit Account per Policy
Name of Benefit [Text Block]	Premium Deposit Account Agreement
Operation of Benefit [Text Block]	Premium Deposit Agreement. The Premium Deposit Agreement allows you to send us up to three payments to pay your annual premium for a period of two to ten years. For each PDA payment you give us, we may require you to pay an initial premium on the date you send us the PDA payment. The initial premium is not part of the PDA account and does not count towards the maximum of three payments into the PDA. The payments will be held in a Premium Deposit Account, a part of our General Account, and interest will be credited on those payments. We will credit an annual rate of interest at least equal to a minimum annual rate of interest of 0.50%, the PDA Minimum Rate, on each payment to the Premium Deposit Account for the duration the payment remains in the Premium Deposit Account. In our sole discretion, we may credit an annual rate of interest higher than the PDA Minimum Rate on payments to the Premium Deposit Account for the duration the payment remains in the Account. We will provide you with the current Premium Deposit Account interest rate upon request. The Premium Deposit Agreement is not subject to underwriting. You should consider adding this Agreement to your Policy if you want to only make three or fewer payments during the life of the Policy and would like us to automatically pay your Policy premiums for the periods you elect. There is no charge for this Agreement. Each year, we will withdraw a portion of the payment(s) held in a Premium Deposit Account and pay from our General Account interest credited on that amount to pay your annual premium. Amounts held in the Premium Deposit Account may only be used to pay Policy premiums. When you add the Premium Deposit Agreement to your Policy, we will send you a confirmation showing the annual withdrawal from the Premium Deposit Agreement account and the interest we will credit on that amount. The following example demonstrates how the Premium Deposit Agreement works: The Policy Owner requests the Premium Deposit Account and wishes to have 10 annual premium payments of $10,000 each. Assuming an interest rate of 2.75%, we would require a deposit into the Premium Deposit Account of $78,776.78. The initial $10,000 premium payment would need to be made in addition to the deposit into the Premium Deposit Account. The following chart depicts the withdrawals and interest earned for each Premium payment made from the Premium Deposit Amount:
Annual Premium Payment Year	Annual Premium to be Paid	Amount Withdrawn from PDA	Taxable Interest Earned
2	$10,000.00	$9,732.36	$267.64
3	$10,000.00	$9,471.88	$528.12
4	$10,000.00	$9,218.38	$781.62
5	$10,000.00	$8,971.66	$1,028.34
6	$10,000.00	$8,731.54	$1,268.46
7	$10,000.00	$8,497.85	$1,502.15
8	$10,000.00	$8,270.41	$1,729.59
9	$10,000.00	$8,049.06	$1,950.94
10	$10,000.00	$7,833.64	$2,166.36
On the first Policy Anniversary (the second Annual Premium Payment Year), we would withdraw $9,732.36 from the Premium Deposit Account and credit $267.64 in interest from our General Account to pay the annual premium of $10,000 ($9,732.36 + $267.64 = $10,000). The interest of $267.64 will be reported to the Policy Owner as taxable on an IRS Form 1099-INT. If you request a surrender of any amount held by us under the Premium Deposit Agreement, we will treat it as a request to surrender the Agreement and will refund all of the remaining balance in the Premium Deposit Account to you along with interest credited at the PDA Minimum Rate for the portion of each payment remaining in the Premium Deposit Account. Interest will be credited from the date of your payment to the Premium Deposit Account or if later, the date the premium payment for the immediately preceding Policy Anniversary was made from the Premium Deposit Account. We only pay interest from the immediately preceding Policy Anniversary date because the Policy Owner received an interest payment on the Premium Deposit Account money on that date. If the insured dies while the Policy and the Premium Deposit Account are in force, we will pay the Death Benefit payable under the Policy as well as any remaining balance in the Premium Deposit Account. We will pay you interest on that remaining balance, using the then current interest rate for the Premium Deposit Account. Interest will be credited from the date of your payment to the Premium Deposit Account or if later, the date the last premium payment was made from the Premium Deposit Account.
ML Premier Variable Universal Life | AcceleratedDeathBenefitforChronicIllnessAgreementMember
Prospectus:
Optional Benefit Charge, Description [Text Block]	Accelerated Death Benefit for Chronic Illness Agreement(24)
Optional Benefit Charge, When Deducted [Text Block]	Monthly, expressed as an amount of chronic illness Net Amount at RiskMonthly, expressed as an amount of chronic illness Net Amount at Risk
Optional Benefit Charge, Representative [Text Block]
Charge for Insured Age 55 in Male, Standard Non-Tobacco Risk Class, 2 Percent Monthly Benefit Percentage	Monthly, expressed as an amount of chronic illness Net Amount at Risk	$0.287 per $1,000	$0.11 per $1,000

Optional Benefit Expense (of Other Amount), Maximum [Percent]	3.619%
Optional Benefit Expense (of Other Amount), Current [Percent]	2.353%
Optional Benefit Expense (of Other Amount), Minimum [Percent]	0.00483%
Optional Benefit Expense, Footnotes [Text Block]	See the Accelerated Death Benefit for Chronic Illness Agreement discussion in the section entitled “Supplemental Agreements.” (25)The maximum Accelerated Death Benefit for Chronic Illness Agreement Charge assumes that the insured has the following characteristics: Female, Standard Tobacco, Issue Age 80, 4% monthly benefit. (26)The minimum Accelerated Death Benefit for Chronic Illness Agreement Charge assumes that the insured has the following characteristics: Female, Preferred Non-Tobacco, Issue Age 20, 2% monthly benefit.
Principal Risk [Text Block]	Accelerated Death Benefit for Chronic Illness Agreement. You may add the Accelerated Death Benefit for Chronic Illness Agreement to your Policy to provide for an acceleration of the Death Benefit in the event the insured meets the Agreement’s eligibility requirements. The tax treatment of chronic illness benefit payments from life insurance policies is uncertain. All or a portion of such payments could be taxable to the Policy Owner. Anyone contemplating purchasing a Policy with the Accelerated Death Benefit for Chronic Illness Agreement should consult a tax advisor.
Name of Benefit [Text Block]	Accelerated Death Benefit for Chronic Illness Agreement
Purpose of Benefit [Text Block]	Allows the Policy Owner to accelerate the Death Benefit in the event the insured meets the requirements for being chronically ill
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	●Subject to insured providing evidence of insurability●Available only at Policy issue
Name of Benefit [Text Block]	Accelerated Death Benefit for Chronic Illness Agreement
Operation of Benefit [Text Block]	Accelerated Death Benefit for Chronic Illness Agreement. The Accelerated Death Benefit for Chronic Illness Agreement is subject to underwriting approval and allows you to accelerate Death Benefits by receiving monthly chronic illness benefit payments upon the insured meeting certain eligibility requirements. To be eligible for benefits under this Agreement, the insured must be chronically ill. A chronically ill individual is one who has been certified by a licensed health care practitioner to be: (1) severely cognitively impaired or (2) unable to perform, without substantial assistance, at least 2 of the following activities of daily living: bathing, continence, dressing, eating, using the toilet facilities, or transferring (moving into or out of bed, chair, or wheelchair) for a period of at least 90 days. Finally, the insured must also meet a 90-day waiting period, referred to as an elimination period, in which the insured is chronically ill during the entire 90-day period. The elimination period has to be satisfied only once while this Agreement is in effect. The benefits paid under this Agreement are not intended to be “qualified long term care insurance” under federal tax law, and may be taxable to the Owner. See “Principal Risks of Investing in the Policy.” You should consult your tax advisor about the tax impact of purchasing this Agreement. We will consider Applications for the Agreement if the insured is chronically ill; however, it is unlikely that the insured’s evidence of insurability will be satisfactory for issuing the Agreement. This Agreement will be subject to the incontestability provisions of the Policy, which are described in your Policy and in the Statement of Additional Information. See “Statement of Additional Information.” You will select the maximum amount of Chronic Illness Death Benefit Amount that you want when you purchase this Agreement. The Chronic Illness Death Benefit Amount cannot be less than one hundred thousand dollars and cannot exceed the lesser of (i) the Policy Face Amount or (ii) five million dollars. You may also select either a two percent (2%) or four percent (4%) monthly benefit percentage that will be used to calculate your monthly benefit payment. For example, if you have a Policy with a $1 million Face Amount and the insured meets the requirements for being chronically ill, you can request to accelerate a portion of your Death Benefit. In this example, if you choose to accelerate $250,000 of the Death Benefit, the Policy’s Face Amount will be decreased by the accelerated amount. After receiving the $250,000 accelerated payment, your remaining Death Benefit would be $750,000, and you would continue to pay premiums and charges based on the new $750,000 Face Value instead of the original $1 million Face Value. The monthly charge for the Agreement is calculated by multiplying the monthly rate by the chronic illness Net Amount at Risk and dividing by one thousand. The chronic illness Net Amount at Risk is equal to the greater of i) zero or ii) an amount that is calculated monthly using the Chronic Illness Death Benefit Amount chosen by you when you purchase the Agreement. Chronic illness Net Amount at Risk is calculated by subtracting a portion of the Accumulation Value from the Chronic Illness Death Benefit Amount. The portion of Accumulation Value for this calculation is found by multiplying the Accumulation Value, as of the date we take the charge, by a fraction, the numerator of which is the Chronic Illness Death Benefit Amount and the denominator is the Policy Face Amount. If you decrease the Face Amount of the Policy, we may lower the amount of Chronic Illness Death Benefit Amount available under the Agreement. If the Policy’s Face Amount after the decrease is less than the Chronic Illness Death Benefit Amount before the face decrease, the Chronic Illness Death Benefit Amount will be equal to the new decreased Face Amount. If you request a partial surrender of your Accumulation Value, the Chronic Illness Death Benefit Amount is set equal to the Chronic Illness Death Benefit Amount that was in effect immediately prior to the partial surrender, multiplied by the ratio of the Death Benefit of the Policy (without regard to any Policy loan) after the partial surrender to the Death Benefit of the Policy (without regard to any policy loan) immediately prior to the partial surrender. For example, if the Policy Death Benefit is $1,000,000 and the Chronic Illness Death Benefit Amount is $500,000, a partial surrender of $100,000 would reduce the Chronic Illness Death Benefit Amount to $450,000, which is calculated as follows: Chronic Illness Death Benefit Amount before partial surrender ($500,000) multiplied by the ratio of the Death Benefit after partial surrender ($900,000) to the Death Benefit before partial surrender ($1,000,000) or $500,000 x $900,000/$1,000,000 = $500,000 x .90 = $450,000. The monthly charge for the Agreement will be affected by changes in the chronic illness Net Amount at Risk. A decrease in the Policy Face Amount will change the chronic illness Net Amount at Risk even if the Chronic Illness Death Benefit Amount does not change because the proportion of the Accumulation Value used to reduce the Chronic Illness Death Benefit Amount to calculate chronic illness Net Amount at Risk will change. For example, if the Policy Face Amount is $1,000,000, the Chronic Illness Death Benefit Amount is $500,000 and the Accumulation Value on the date of the Policy Face Amount reduction is $100,000, the chronic illness Net Amount at Risk is $450,000, calculated as follows: Chronic Illness Death Benefit Amount ($500,000) minus $50,000, which is the product of the Accumulation Value ($100,000) and the ratio of the Chronic Illness Death Benefit Amount to the Policy Face Value ($500,000/$1,000,000) or, $100,000 x .50 = $50,000. If the Policy Face Value is reduced to $750,000, the new chronic illness Net Amount at Risk will be $433,333, calculated as follows: Chronic Illness Death Benefit Amount ($500,000) minus $66,667, which is the product of the Accumulation Value ($100,000) and the ratio of the Chronic Illness Death Benefit Amount to the Policy Face Value ($500,000/$750,000), or $100,000 x .66667 = $66,667. The chronic illness Net Amount at Risk will not be impacted upon a partial surrender of the Accumulation Value. When you submit a request for benefits under this Agreement, we will determine the amount of your benefit as a monthly amount. The monthly chronic illness benefit payments will begin once an insured is determined to be eligible to receive benefits. In order to continue receiving benefits, we may require, no more frequently than annually, a recertification by a licensed health care practitioner, that the insured is either (1) cognitively impaired or (2) unable to do at least two of the following activities of daily living: bathing, continence, dressing, eating, using the toilet facilities, or transferring (moving into or out of bed, chair, or wheelchair). The maximum monthly benefit will be the lesser of: 1.The monthly benefit percentage you chose times the Chronic Illness Death Benefit Amount in effect; or 2.The per diem amount allowed by the Health Insurance Portability and Accountability Act times the number of days in the month. You may request to receive a monthly benefit less than the maximum we determine. Choosing a lesser amount could extend the length of the benefit period. If you request less than the maximum benefit, you may request that benefit amount be changed; however, we will never pay more than the maximum monthly benefit allowed under the Internal Revenue Code. We will continue to make benefit payments to you until: 100% of the Chronic Illness Death Benefit Amount has been paid, the insured is no longer eligible for the benefit, the Policy is surrendered, the Policy terminates when the Policy loan plus the unpaid Policy Loan Interest exceed the Accumulation Value, we receive a request to cancel this Agreement or the insured dies. If you have added the Agreement, when you make a claim and we make a chronic illness benefit payment, we will automatically transfer all of your Policy’s Accumulation Value that is in the Fixed Indexed Accounts and the Variable Account to the Guaranteed Interest Account. Transfers of Accumulation Value from the Fixed Indexed Accounts will occur at the end of any applicable Segment Term. You will not be allowed to transfer amounts into either of the Fixed Indexed Accounts or the Variable Account when benefits payments are being made under this Agreement. Although the allocation of your Accumulation Value in the Fixed Indexed Accounts or Variable Accounts to the Guaranteed Interest Account may have the effect of mitigating declines in your Policy Accumulation Value in the event of a significant decline in equity market valuations, doing so will also generally result in your Policy Accumulation Value increasing to a lesser degree than the equity markets when the value of equity investments rise. This may deprive you of the benefits of increases in equity market values under your Policy. We will waive the Agreement charges while benefits are being paid under the Agreement. However, other Policy charges will continue to be assessed against your Accumulation Value. If your Accumulation Value goes to zero while chronic illness benefit payments are being made under this Agreement, we will waive any additional Policy charges. While receiving chronic illness benefit payments, you may not increase the Policy Death Benefit, request a policy loan, partial surrenders from the Policy, or make any other transactions. When we make a chronic illness benefit payment under this Agreement, we will reduce the amount of the Death Benefit by the monthly payment. We will waive the Policy Transaction Charge for the Death Benefit change made as a result of a benefit payment under this Agreement. We will also reduce the Accumulation Value in proportion to the reduction in the Death Benefit. The Accumulation Value following a chronic illness benefit payment will equal the Accumulation Value immediately prior to the chronic illness benefit payment multiplied by a factor. This factor will equal the Policy Death Benefit (without regard to any outstanding Policy loan) following the payment of a chronic illness benefit payment divided by the Policy Death Benefit (without regard to any outstanding Policy loan) immediately prior to the chronic illness benefit payment. If the Policy has an outstanding loan, a proportionate amount of the loan will be repaid with the monthly benefit, which will reduce the amount you receive. This Agreement will terminate when i) we have paid the maximum Chronic Illness Death Benefit Amount, ii) the insured is no longer eligible for chronic illness benefit payments, iii) the Policy terminates due to the loan balance exceeding the Accumulation Value, iv) the Policy terminates due to the death of the insured, v) the Policy terminates upon a complete surrender of the Policy, vi) you terminate the Agreement by Written Request to our Home Office, vii) or your Policy otherwise terminates because a partial surrender or other reduction in Accumulation Value leaves the Policy with insufficient amounts to cover Policy charges on the next monthly Policy Anniversary. See “Termination” and “Partial Surrender.”
ML Premier Variable Universal Life | DollarCostAveragingMember
Prospectus:
Name of Benefit [Text Block]	Dollar Cost Averaging
Purpose of Benefit [Text Block]	Allows for allocation of money from the General Account to sub-accounts evenly over a period of time
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	Dollar cost averaging transfers will only take place on the Interim Account Transfer Date
Name of Benefit [Text Block]	Dollar Cost Averaging
ML Premier Variable Universal Life | RebalancingMember
Prospectus:
Name of Benefit [Text Block]	Rebalancing
Purpose of Benefit [Text Block]	Automatically reallocates money among each of the chosen Sub-Accounts and/or the Guaranteed Interest Account on set dates throughout the year
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	Rebalancing is subject to our limitations on market-timing and frequent trading activities and Portfolio limitations on the frequent purchase and redemption of shares
Name of Benefit [Text Block]	Rebalancing
ML Premier Variable Universal Life | SystematicTransfersMember
Prospectus:
Name of Benefit [Text Block]	Systematic Transfers
Purpose of Benefit [Text Block]	Automatically transfers money from one Sub-Account and/or the Guaranteed Interest Account to one or more other Sub-Accounts, one or more Fixed Indexed Accounts and/or the Guaranteed Interest Account on specified dates
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	Systematic transfers are subject to our limitations on market-timing and frequent trading activities and Portfolio limitations on the frequent purchase and redemption of shares
Name of Benefit [Text Block]	Systematic Transfers
ML Premier Variable Universal Life | PolicyChangeTransactionMember
Prospectus:
Other Transaction Fee, Description [Text Block]	Policy Change Transaction Charge
Other Transaction Fee, When Deducted [Text Block]	Upon change in Face Amount, Death Benefit option, or Risk Class
Other Transaction Fee, Maximum [Dollars]	$ 100
Other Transaction Fee, Current [Dollars]	$ 60
ML Premier Variable Universal Life | Optimizer1and2IndexSegmentMember
Prospectus:
Other Transaction Fee, Description [Text Block]	Optimizer 1 and 2 Index Segment Charge
Other Transaction Fee, When Deducted [Text Block]	On the Interim Account Transfer Date, expressed as a percentage of Accumulation Value allocated to an Optimizer 1 or 2 Indexed Account
Other Transaction Fee, Current [Percent]	1.25%
Other Transaction Fee (of Other Amount), Maximum [Percent]	1.25%
ML Premier Variable Universal Life | OverloanProtectionAgreementMaximumChargeMember
Prospectus:
Other Transaction Fee, Description [Text Block]	Maximum Charge(2)
Other Transaction Fee, When Deducted [Text Block]	Upon exercise of Agreement, expressed as a percentage of Policy Accumulation Value upon exercise of Agreement
Other Transaction Fee, Current [Percent]	5.00%
Other Transaction Fee (of Other Amount), Maximum [Percent]	7.00%
Other Transaction Fee (of Other Amount), Footnotes [Text Block]	The maximum Overloan Protection Charge assumes that the insured has the following characteristics: Male, Standard Tobacco, Age 70.
ML Premier Variable Universal Life | OverloanProtectionAgreementGuaranteedIncomeAgreementMember
Prospectus:
Other Transaction Fee, Description [Text Block]	Guaranteed Income Agreement(3)
Other Transaction Fee, When Deducted [Text Block]	Upon exercise of Agreement, expressed as a percentage of Policy Accumulation Value upon exercise of Agreement
Other Transaction Fee, Current [Percent]	5.00%
Other Transaction Fee (of Other Amount), Maximum [Percent]	10.00%
Other Transaction Fee (of Other Amount), Footnotes [Text Block]	The Guaranteed Income Agreement Charge is the same for all genders, Risk Classes and Ages.
ML Premier Variable Universal Life | TermInsuranceAgreementTwoMember | Previously Offered [Member]
Prospectus:
Optional Benefit Charge, Description [Text Block]	Term Insurance Agreement (issued on or after May 1, 2019)
Optional Benefit Charge, When Deducted [Text Block]	Monthly, expressed as an amount of Net Amount at RiskMonthly, expressed as an amount of Net Amount at Risk
Optional Benefit Charge, Representative [Text Block]
Charge for Insured Age 45 in Male, Preferred Select Non-Tobacco Risk Class, with Increasing Option Death Benefit	Monthly, expressed as an amount of Net Amount at Risk	$0.221 per $1,000	$0.062 per $1,000

Optional Benefit Expense (of Other Amount), Maximum [Percent]	35.47%
Optional Benefit Expense (of Other Amount), Current [Percent]	33.59%
Optional Benefit Expense (of Other Amount), Minimum [Percent]	0.005%
Optional Benefit Expense, Footnotes [Text Block]	The minimum Term Insurance Charge assumes that the insured has the following characteristics: Female, Preferred Non-Tobacco, Age 4, Level Option Death Benefit.
ML Premier Variable Universal Life | Option1DeathBenefitMember
Prospectus:
Standard Death Benefit [Text Block]	Under the Guideline Premium Test (GPT), the Level Option Death Benefit equals the greatest of: 1.the Face Amount on the insured’s date of death; or 2.a specified “limitation percentage,” called the Guideline Premium Test Death Benefit Percentage Factor (GPT DBPF) on your Policy’s data pages, multiplied by the Accumulation Value on the insured’s date of death. Under the Level Option, your Death Benefit remains level unless the limitation percentage multiplied by the Accumulation Value is greater than the Face Amount; then the Death Benefit will vary as the Accumulation Value varies. The limitation percentage is the minimum percentage of Accumulation Value we must pay as the Death Benefit under federal tax requirements. It is based on the Age of the insured at the beginning of each Policy Year. The following table indicates the limitation percentages for the guideline premium test for different Ages:
Age	Limitation Percentage
40 and under	250%
41 to 45	250% minus 7% for each year over Age 40
46 to 50	215% minus 6% for each year over Age 45
51 to 55	185% minus 7% for each year over Age 50
56 to 60	150% minus 4% for each year over Age 55
61 to 65	130% minus 2% for each year over Age 60
66 to 70	120% minus 1% for each year over Age 65
71 to 75	115% minus 2% for each year over Age 70
76 to 90	105%
91 to 95	105% minus 1% for each year over Age 90
96 to 121	100%
If the Code requires us to determine the Death Benefit by reference to these limitation percentages, the Policy is described as “in the corridor.” An increase in the Accumulation Value will increase our risk, and we will increase the cost of insurance charge we assess from the Policy’s Accumulation Value. Level Option Guideline Premium Test Example. Assume that the insured’s Age is under 40. Under the Level Option, a Policy with a $100,000 Face Amount will generally pay $100,000 in Death Benefits. However, because the Death Benefit must be equal to or be greater than 250 percent of the Accumulation Value, any time the Accumulation Value of the Policy exceeds $40,000, the Death Benefit will exceed the $100,000 Face Amount. The figure $40,000 is derived because 250 percent of $40,000 equals $100,000. Every additional $100 added to the Accumulation Value above $40,000 will increase the Death Benefit by $250. Similarly, so long as the Accumulation Value exceeds $40,000, every $100 taken out of the Accumulation Value will reduce the Death Benefit by $250. If at any time the Accumulation Value multiplied by the limitation percentage is less than the Face Amount, the Death Benefit will equal the Face Amount of the Policy.
ML Premier Variable Universal Life | Option2DeathBenefitMember
Prospectus:
Standard Death Benefit [Text Block]	Under the Cash Value Accumulation Test (CVAT), the Level Option Death Benefit equals the greatest of: 1.the Face Amount on the date of the insured’s death; or 2.the amount required for the Policy to qualify as a life insurance policy under Code Section 7702. Under the Level Option, your Death Benefit remains level unless the Accumulation Value is greater than the net single premium as specified under Code Section 7702, multiplied by the Face Amount. The net single premium is based on the insured's gender, Age, tobacco status, and Risk Class. Under the CVAT, a “limitation percentage” may be defined as the value “1” divided by the net single premium. While the limitation percentages are defined differently for the GPT and the CVAT, they work identically with respect to the relationship between the Accumulation Value and the Death Benefit. Specifically, the Death Benefit is never less than the Accumulation Value multiplied by the applicable limitation percentage, regardless of whether the Policy satisfies the GPT or CVAT. If the Code requires us to determine the Death Benefit by reference to these limitation percentages, the Policy is described as “in the corridor.” An increase in the Accumulation Value will increase our risk, and we will increase the cost of insurance charge we assess from the Accumulation Value. Level Option Cash Value Accumulation Test Example. Assume that the Policy has a Face Amount of $100,000, and the limitation percentage is 225 percent. Under the Level Option, a Policy with a $100,000 Face Amount will generally pay $100,000 in Death Benefits. However, because the Death Benefit for the Policy must be equal to or be greater than 225 percent of the Accumulation Value, any time the Accumulation Value of the Policy exceeds $44,444, the Death Benefit of the Policy will exceed the $100,000 Face Amount. The figure $44,444 is derived because 225 percent of $44,444 equals $100,000. Every additional $100 added to the Accumulation Value above $44,444 will increase the Death Benefit of the Policy by $225. Similarly, so long as the Accumulation Value exceeds $44,444, every $100 taken out of the Accumulation Value will reduce the Death Benefit of the Policy by $225. If at any time the Accumulation Value multiplied by the limitation percentage is less than the Face Amount, the Death Benefit of the Policy will equal the Face Amount of the Policy.
ML Premier Variable Universal Life | Option3DeathBenefitMember
Prospectus:
Standard Death Benefit [Text Block]	Under the Guideline Premium Test, the Increasing Option Death Benefit equals the greatest of: 1.the Face Amount plus the Accumulation Value on the insured’s date of death; or 2.the limitation percentage (the GPT DBPF) multiplied by the Accumulation Value on the insured’s date of death. Under the Increasing Option, the Death Benefit always varies as the Accumulation Value varies. Increasing Option Guideline Premium Test Example. Assume that the insured’s Age is under 40. Under the Increasing Option, a Policy with a Face Amount of $100,000 will generally pay a Death Benefit of $100,000 plus the Accumulation Value. Thus, a Policy with an Accumulation Value of $60,000 will generally have a Death Benefit of $160,000 ($100,000 + $60,000). The Death Benefit, however, must be at least 250 percent of the Accumulation Value. As a result, if the Accumulation Value of the Policy exceeds $66,666, the Death Benefit will be greater than the Face Amount plus the Accumulation Value. The figure of $66,666 is derived because 250 percent of $66,666 equals $100,000 + $66,666. Every additional $100 of Accumulation Value above $66,666 will increase the Death Benefit by $250. Similarly, any time the Accumulation Value exceeds $66,666, every $100 taken out of Accumulation Value will reduce the Death Benefit by $250. If at any time the Accumulation Value multiplied by the limitation percentage is less than the Face Amount plus the Accumulation Value, then the Death Benefit will be the Face Amount plus the Accumulation Value of the Policy.
ML Premier Variable Universal Life | Option4DeathBenefitMember
Prospectus:
Standard Death Benefit [Text Block]	Under the Cash Value Accumulation Test, the Increasing Option Death Benefit equals the greatest of: 1.the Face Amount plus the Accumulation Value on the insured’s date of death; or 2.the amount required for the Policy to qualify as a life insurance policy under Code Section 7702. Under the Increasing Option, the Death Benefit always varies as the Accumulation Value varies. Increasing Option Cash Value Accumulation Test Example. Assume that the Policy has a Face Amount of $100,000, and the limitation percentage is 225 percent. Under the Increasing Option, a Policy with a Face Amount of $100,000 will generally pay a Death Benefit of $100,000 plus the Accumulation Value. Thus, a Policy with an Accumulation Value of $65,000 will generally have a Death Benefit of $165,000 ($100,000 + $65,000). The Death Benefit for the Policy must be at least 225 percent of the Accumulation Value. As a result, if the Accumulation Value of the Policy exceeds $80,000, the Death Benefit for the Policy will be greater than the Face Amount plus the Accumulation Value. The figure of $80,000 is derived because 225 percent of $80,000 equals $100,000 + $80,000. Every additional $100 of Accumulation Value above $80,000 will increase the Death Benefit of the Policy by $225. Similarly, any time Accumulation Value exceeds $80,000, every $100 taken out of Accumulation Value will reduce the Death Benefit of the Policy by $225. If at any time the Accumulation Value multiplied by the limitation percentage is less than the Face Amount plus the Accumulation Value, then the Death Benefit for the Policy will be the Face Amount plus the Accumulation Value of the Policy.
ML Premier Variable Universal Life | Twenty17CSOPolicyMember
Prospectus:
Insurance Cost, Description [Text Block]	Cost of Insurance Charge (4)(2017 CSO)
Insurance Cost, When Deducted [Text Block]	Monthly, expressed as an amount of Net Amount at RiskMonthly, expressed as an amount of Net Amount at Risk
Insurance Cost, Representative Investor [Text Block]
Charge for Insured Age 35 in Male, Preferred Select Non-Tobacco Risk Class	Monthly, expressed as an amount of Net Amount at Risk	$0.101 per $1,000	$0.034 per $1,000

Insurance Cost (of Other Amount), Maximum [Percent]	83.33%
Insurance Cost (of Other Amount), Current [Percent]	44.81%
Insurance Cost (of Other Amount), Minimum [Percent]	0.004%
Insurance Cost, Footnotes [Text Block]	The Cost of Insurance Charge will vary based on the insured’s gender, Risk Class, and Age. (5)The Net Amount at Risk is equal to the Death Benefit payable divided by the Net Amount at Risk divisor, as shown on the policy data pages of your Policy, minus Policy Accumulation Value.
Annual Maintenance Fee, Description [Text Block]	Policy Issue Charge(1)(2017 CSO)
Annual Maintenance Fee, When Deducted [Text Block]	Monthly, within the first fifteen Policy Years, and within the first fifteen years of an increase in Face Amount, expressed as an amount of Initial Face Amount or Face Amount increaseMonthly, within the first fifteen Policy Years, and within the first fifteen years of an increase in Face Amount, expressed as an amount of Initial Face Amount or Face Amount increase
Annual Maintenance Fee, Representative Investor [Text Block]
Charge for Insured Age 35 in Male, Preferred Select Non-Tobacco Risk Class, with Increasing Option Death Benefit	Monthly, within the first fifteen Policy Years, and within the first fifteen years of an increase in Face Amount, expressed as an amount of Initial Face Amount or Face Amount increase	$0.38 per $1,000	$0.38 per $1,000

Annual Maintenance Fee (of Other Amount), Maximum [Percent]	0.86%
Annual Maintenance Fee (of Other Amount), Current [Percent]	0.86%
Annual Maintenance Fee (of Other Amount), Minimum [Percent]	0.12%
Annual Maintenance Fee, Footnotes [Text Block]	The Policy Issue Charge varies based on the insured’s gender, Risk Class, Age, the Death Benefit Option, and Face Amount chosen. For policies that are terminated or fully surrendered within the first ten years after Policy issue or within ten years of an increase in Face Amount, we will assess a surrender charge equal to the lesser of 60 times the Policy Issue Charge for the Initial Face Amount increase as applicable or the sum of any remaining Policy Issue Charges for the Initial Face Amount or Face Amount increase multiplied by a factor of 2.0, as applicable. For policies issued prior to May 16, 2015, the surrender charge for the Initial Face Amount or any Face Amount increase will equal the sum of any remaining Policy Issue Charges for the Initial Face Amount or the Face Amount increase, as applicable, measured from policy Termination or full surrender to the end of the ten year surrender charge period. (2)The maximum Policy Issue Charge assumes that the insured has the following characteristics: Male, Preferred Select Risk Class, Age 80, Level Option Death Benefit. (3)The minimum Policy Issue Charge assumes that the insured has the following characteristics: Female, Preferred Non-Tobacco Risk Class, Age 0, Level Option Death Benefit.
Expense Risk Fees, Description [Text Block]	Indexed Accounts A, B and G Indexed Account Charge(6)
Expense Risk Fees, When Deducted [Text Block]	Monthly, expressed as a percentage of Accumulation Value in Indexed Accounts A, B and G and in Interim Account scheduled for transfer to Indexed Accounts A, B and G
Expense Risk Fees (of Other Amount), Maximum [Percent]	0.60%
Expense Risk Fees (of Other Amount), Current [Percent]	0.00%
Expense Risk Fees, Footnotes [Text Block]	The Indexed Account Charge is assessed to help cover administrative and other expenses, including but not limited to, the cost of hedging, associated with making available the Fixed Indexed Accounts.
Mortality and Expense Risk Fees, Description [Text Block]	Mortality and Expense Risk Charge
Mortality and Expense Risk Fees, When Deducted [Text Block]	Monthly, expressed as a percentage of the Policy Accumulation Value
Mortality And Expense Risk Fees (of Face Amount), Maximum [Percent]	0.075%
Mortality And Expense Risk Fees (of Face Amount), Current [Percent]	0.00%
Administrative Expenses, Description [Text Block]	Monthly Policy Charge
Administrative Expenses, When Deducted [Text Block]	Monthly, expressed as an amount of Face Amount
Administrative Expense, Maximum [Dollars]	$ 12
Administrative Expense, Current [Dollars]	$ 8
Administrative Expense (of Face Amount), Maximum [Percent]	0.0125%
ML Premier Variable Universal Life | Twenty17CSOPolicyMember | Optimizer1and2IndexSegmentMember
Prospectus:
Optional Benefit Charge, Description [Text Block]	Optimizer 1 and 2 Indexed Account Charge
Optional Benefit Charge, When Deducted [Text Block]	Monthly, expressed as a percentage of Accumulation Value in Optimizer 1 and Optimizer 2 Indexed Accounts and in Interim Account scheduled for transfer to Optimizer 1 and Optimizer 2 Indexed Accounts
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.20%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.06%
ML Premier Variable Universal Life | Twenty17CSOPolicyMember | CashExtraMember
Prospectus:
Insurance Cost, Description [Text Block]	Cash Extra Charge(7)
Insurance Cost, When Deducted [Text Block]	Monthly, expressed as an amount of Face AmountMonthly
Insurance Cost, Representative Investor [Text Block]
Charge for Insured Age 35 in Male, Preferred Select Non-Tobacco Risk Class, Impaired Driving History	Monthly, expressed as an amount of Initial Face Amount	$0.01 per $1,000	$0.01 per $1,000

Insurance Cost, Maximum [Dollars]	$ 100
Insurance Cost, Current [Dollars]	100
Insurance Cost, Minimum [Dollars]	$ 0
Insurance Cost, Footnotes [Text Block]	The Cash Extra Charge is uniquely determined for each insured and may vary based on such factors as the insured’s gender, Risk Class and Age. See the Cash Extra Charge discussion in the Section entitled “Policy Charges — Cash Extra Charge.”
ML Premier Variable Universal Life | Twenty17CSOPolicyMember | NetFixedInterestRatePolicyLoanMember
Prospectus:
Optional Benefit Charge, Description [Text Block]	Net Fixed Interest Rate Policy Loan Interest Charge(8)
Optional Benefit Charge, When Deducted [Text Block]	Annually, on each Policy Anniversary, and upon a policy loan transaction, full surrender, policy Termination or death of the Insured
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.00%
Optional Benefit Expense (of Other Amount), Minimum [Percent]	0.10%
Optional Benefit Expense, Footnotes [Text Block]	We charge interest on Policy loans, but we also credit interest on the Fixed Loan Account value we hold as collateral on Policy loans. The Net Policy Loan Interest Charge represents the difference (cost) between the gross loan interest rate charge of three percent (3.0 percent) and the interest credited on the Fixed Loan Account Accumulation Value, which is an annual rate of two percent (2.0 percent) for Policies held less than ten years and an annual rate of two and nine-tenths percent (2.9 percent) for Policies held more than ten years.
ML Premier Variable Universal Life | Twenty17CSOPolicyMember | VariableRatePolicyLoanMember
Prospectus:
Optional Benefit Charge, Description [Text Block]	Variable Rate Policy Loan Interest Charge
Optional Benefit Charge, When Deducted [Text Block]	Annually, on each Policy Anniversary, and upon a policy loan transaction, full surrender, policy Termination or death of the Insured
Optional Benefit Expense (of Benefit Base), Current [Percent]	4.00%